UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06625

                             The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                            Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                             Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

PAYDEN

MUTUAL FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2013

Contents

1	Management Discussion & Analysis

5	Portfolio Highlights & Investments

57	Statements of Assets & Liabilities

61	Statements of Operations

65	Statements of Changes in Net Assets

71	Notes to Financial Statements

85	Financial Highlights

97	Fund Expenses

99	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

Short Duration Strategies

During the six-months ended April 30, 2013, investors digested better-than-expected domestic economic data amidst continued headwinds out of the European Union, while watching increased activity by central banks. The unemployment rate in the U.S. declined to 7.6% during the period while the S&P 500 climbed to record highs. The European Central Bank continued to provide support to European banks with the announcement of the Outright Monetary Transactions policy. The Bank of Japan announced a 2-year $1.4 trillion asset purchase plan to stimulate its economy. Bond prices moved higher as rates fell across the U.S. Treasury yield curve and credit spreads continued to compress.

The Payden Cash Reserves Money Market Fund continued to provide a positive return and stable daily liquidity. For the six months ended April 30, 2013, the Fund returned 0.01% compared to a return of 0.01% for both the Lipper Money Market Average and the Lipper Government Money Market Average, the Fund’s benchmarks. Money market rates still remain relatively low as the Federal Reserve Board decided to link its low interest rate policy to improved and sustained economic growth rather than a specific date. The Fund benefitted from a decrease in front-end government yields due to an increased flight-to-quality demand.

The Payden Limited Maturity Fund returned 0.49% for the six months ended April 30, 2013, compared to a return of 0.06% for its benchmark, the Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. Investment-grade credit and non-agency mortgage-backed securities offered the largest source of return through price appreciation and yield advantage relative to U.S. Treasury bills. The Fund benefitted from owning securities with maturities between one and three years, as U.S. Treasury yields fell during the period.

The Payden Low Duration Fund returned 1.12% for the six months ended April 30, 2013, compared to a return of 0.34% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. All sectors within the Fund outperformed U.S. Treasuries. Notably, investment-grade and below investment-grade credit were the largest contributors to total return during the period. The Fund also benefitted from its allocation to non-agency mortgage backed securities.

The Payden Global Low Duration Fund returned 1.49% for the six months ended April 30, 2013, compared to a return of 0.34% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. All sectors within the Fund outperformed U.S. Treasuries. Notably, exposure to investment-grade and below investment-grade corporate bonds contributed to positive total and relative return. The Fund also received significant outperformance from owning non-agency mortgage backed securities.

The Payden U.S. Government Fund Investor Class returned 0.58% for the six months ended April 30, 2013, compared to a return of 0.56% for its benchmark, the Bank of America Merrill Lynch 1-5 Year Treasury Index. The Fund’s Adviser Class returned 0.46% for the same period. The past six months have been dominated by the Federal Reserve Board’s quantitative easing program. The program calls for the Federal Reserve Board to purchase $85 billion of U.S. Treasury and agency mortgage backed securities each month. The large demand by the Federal Reserve Board has kept short-term rates anchored at very low levels and has kept yields in the agency mortgage market at historically low levels. The Fund kept pace with its benchmark by overweighting short average life mortgage-backed securities (MBS). Short average life MBS, primarily adjustable rate and 10- and 15-year MBS, provide additional yield as well as protection against a decline in price vs. 30-year MBS in the event that interest rates should increase or if the supportive Fed purchase program should taper or terminate.

Intermediate Duration Bond Strategies

The Payden GNMA Fund Investor Class returned 0.75% for the six months ended April 30, 2013, compared to a return of 0.42% for its benchmark, the Bank of America Merrill Lynch GNMA Master Index. The Fund’s Adviser Class returned 0.62% for the same period. The primary driver of returns has been the Federal Reserve Board’s quantitative easing program (QE3) which calls for the purchase of $65 billion worth of agency mortgage backed securities and an additional $20 billion of U.S. Treasury securities per month. The Fed’s QE3 program has provided a great deal of support for the agency mortgage market. The program has kept mortgage valuations at relatively low levels when looked at over a longer time period. Current economic fundamental suggest that we will be in this environment of modest mortgage securities yields for some time. The Fund has outperformed its benchmark by overweighting lower coupon mortgage pools. Due to changes in price, lower coupon mortgage pools have higher yields and will typically outperform higher coupon pools when interest rates are stable or declining.

1	Payden Mutual Funds

The Payden Core Bond Fund Investor Class returned 2.22% for the six months ended April 30, 2013, compared to a return of 0.90% for its benchmark the Barclay’s Capital Aggregate Bond Index, while the Fund’s Adviser Class returned 2.09% for the same period. During the period, the Fund was positioned with a high allocation to corporate bonds – including below investment grade bonds and corporate bonds from emerging markets countries. Government yields gyrated some during the period, but they started and ended at about the same levels, with the 10-year U.S. Treasury hovering around 1.70%. Due to its higher allocation to credit sectors, the Fund has a materially higher yield than the benchmark. This added yield, coupled with price appreciation in the credit sector, was a primary driver of added performance during the period.

The Payden Corporate Bond Fund generated a return of 2.87% for the six months ended April 30, 2013, compared to a return of 1.49% for its benchmark, the Barclay’s Capital U.S. Corporate Investment Grade Index. The strong outperformance came from two primary strategy initiates. First, the Fund does have a modest allocation to below investment grade bonds. Not only did this give an overall yield boost to the Fund, but it also provided additional price appreciation during the period. Second, the Fund held a higher allocation to financial companies which outperformed other sectors. Financial companies have come a long way from the financial crisis of 2008 and have strengthened their balance sheets and capital ratios.

High Yield Bond Strategy

The six month period ended April 30, 2013 was a strong one for the global high yield market, with both solid fundamentals and healthy technicals pushing the market higher. The Payden High Income Fund Investor Class returned 5.98% for the six months ended April 30, 2012, while the Bank of America Merrill Lynch BB/B High Yield Cash Pay Index, the Fund’s benchmark returned 6.45%. The Fund’s Adviser Class returned 5.86% for the same period. The underperformance was largely driven by the Fund’s higher-quality positioning which slightly detracted from performance relative to its benchmark. The strong absolute performance of the high yield market was largely attributable to continuing robust fundamentals in the market, with companies both refinancing their existing debt loads and extending their debt maturities. These actions allowed companies to reduce their interest expense and thus enhance their cash flows. The market rally over the past six months was focused upon the higher beta, lower-quality CCC end of the market. This more risky segment of the high yield sector was up 10.88% versus the higher-quality BB rated end of the market, which was up a more modest 5.64%. Since the U.S. elections in November 2012 and the introduction of Quantitative Easing (QE3) in mid-September 2012, investors have been aggressively buying spread products, including high yield bonds and loans and corporate bonds.

Tax Exempt Strategies

For the six months ended April 30, 2013, the municipal market saw range-bound movement in its baseline yield curve driven by federal politics and concern over the tax-exempt status of municipal bonds. Federal sequestration and the “fiscal cliff” saw a return to higher top-bracket marginal tax rates with no major additional tax reform, and the market ended the period only slightly higher in price the intermediate-long portion of the curve. Credit spreads continued to tighten slightly as economic news showed evidence of a continued recovery.

For the six months ended April 30, 2013, the Payden Tax-Exempt Bond Fund returned 1.52%, while its benchmark, the Barclays Capital Quality Intermediate Municipal Index, returned 1.44%. The Fund’s longer duration exposure to intermediate-maturity bonds and higher yielding securities were contributors to the return difference.

For the six months ended April 30, 2013, the Payden California Municipal Income Fund returned 1.33%, while the Barclays Capital California Intermediate Index returned 1.69%. The Fund’s security selection in the revenue bond sector was the main driver of return difference during this period. The Fund avoided lower quality bonds over the period, which tended to outperform.

U.S. Equity Strategy

The equity markets posted double digit returns for the six months ended April 30, 2013 as accommodative central bank policies and attractive relative valuations lifted stock prices higher. The markets began the period on a negative note as the re-election of President Obama led to tougher negotiations on the fiscal cliff. However, politicians were able to come to an agreement on taxes and push back other impending deadlines on the budget and debt ceiling. The start of the New Year brought strong inflows to the equity market as investors looked to increase risky assets given that the fiscal cliff was averted and the Fed has remained committed to its easing

Semi-Annual Report	2

Management Discussion & Analysis continued

policies. Stock prices continued to rise on the strength of a better than expected earnings season as corporations showed good sales and profit growth for the quarter. Investors were unfazed by negative headlines out of Cyprus and automatic budget cuts from sequestration as inflows into the equity market continued at a healthy pace, reversing the recent trend of outflows the past five years. The market rally continued to the end of the April with the S&P 500 index closing at an all-time record high.

The Payden Value Leaders Fund Investor Class returned 16.21%, and the Adviser Class returned 16.16% for the six months ended April 30, 2013. The Fund’s benchmark, the Russell 1000 Value Index, returned 16.31% for the same time period. In terms of sector allocation, the Fund benefited from its underweight in the industrials sector. In regards to individual stock selection, the strongest area of stock selection was in the energy sector, while the weakest area was in the financial sector. The best performers in the Fund were real estate investment trust Health Care REIT and master limited partnership Energy Transfer Equity.

Global Bond Strategies

Major international government bond markets made solid gains over the six months ended April 2013. Core European and UK Gilt markets benefitted from safe haven flows triggered by the Cypriot banking crisis and political uncertainties in Italy as protracted negotiations to form a coalition government stalled at the end of April. Although Cyprus eventually met the conditions to qualify for European bail-out funds, concerns about potential contagion persisted. UK Gilts were also supported by poor economic data, talk of a ‘triple-dip’ recession and growing expectations of further quantitative easing. Peripheral Euro-zone sovereign debt markets rallied very strongly over the period despite the Cypriot crisis, as investors seemed confident the worst of the region’s crisis has passed and that the ECB would step in if necessary to stabilize markets. U.S. Treasuries lagged, but still delivered decent returns as confidence in the U.S. economic outlook grew steadily.

Non-government credit markets were mixed over the six months ended April 2013. Investment grade corporate bonds outperformed U.S. Treasuries but performed broadly in line with other core sovereign markets. Emerging market debt rose strongly at the end of 2012 but lost some of these gains to profit-taking early in 2013. However, the sector still registered strongly positive returns over the six month period. High yield bonds performed even more strongly.

For the six months ended April 30 2013, the Payden Global Fixed Income Fund returned 3.70%, outperforming its benchmark, the Lehman Global Aggregate Index Hedged into USD, which returned 2.29%. This outperformance was primarily due to the Fund’s overweight holdings of investment-grade corporate and high yield, which outperformed government bonds over the period as investors’ appetite for yield persisted. Currency positioning also made a solid contribution to performance, thanks to our short position in the Japanese yen and long positions in a basket of emerging market currencies. Our exposure to emerging market debt made a minor addition to performance while duration management detracted slightly.

Emerging Market Bond Strategies

Emerging-market dollar-pay bond spreads widened by 3 basis points to yield 282 basis points over comparable U.S. Treasuries, while local-pay yields were 46 basis points lower at 5.22% during the six month period ended April 30, 2013.

Global central banks’ commitment to provide liquidity reduced tail risks and led spreads in emerging markets to rally through the close of 2012. The U.S. avoided falling off the “fiscal cliff” to start 2013, and spreads neared their post-crisis lows in January. However, a steady increase in U.S. Treasury yields during the opening months of the year caused emerging market spreads to back up 43 basis points through March. Beginning in April, weakening economic data signals and lower than expected inflation led to a renewed focus on monetary easing – particularly from the Bank of Japan – reviving investors’ search for yield and pulling spreads lower.

Driven by a combination of yield compression and currency appreciation against the U.S. dollar, local currency emerging bonds outperformed dollar-pay bonds significantly over the six month period. Global conditions attracted flows to local markets, contributing to increased demand for both bonds and currencies. The Mexican Peso exemplified the trend, as it appreciated almost 8%. Hungary and South Africa were notable exceptions, as their currencies fell 3%, though both saw yields decline.

The Payden Emerging Market Bond Fund Investor Class returned 4.21%, the Advisor Class returned 4.08% and the Institutional Class returned 4.23% for the six months ended April 2013. The J.P. Morgan EMBI Global Diversified Index, the Fund’s benchmark returned 2.50% for the period. The Fund is overweight Latin America, including Brazil, Mexico and Colombia,

3	Payden Mutual Funds

while maintaining a neutral position in Central and Eastern Europe, with underweights in Poland due to tight valuations and Hungary and overweight in Russia due to strong fundamentals and Kazakhstan. In Asia, there are attractive opportunities in Indonesia, India and Sri Lanka, while the Fund remains underweight the region through the Philippines and Malaysia, where valuations are not compelling. The Fund has no exposure in the Middle East outside of quasi-sovereigns in the United Arab Emirates, as the region continues to struggle in the aftermath of the Arab Spring. The Fund sees value in select local currency bond markets, including Brazil, Colombia, Costa Rica, Mexico, and Russia, as well as in select corporates where spreads to sovereigns are attractive.

The Payden Emerging Market Local Bond Fund Investor Class returned 7.66% for the six months ended April 30, 2013, as compared to 7.02% for the J.P. Morgan GBI-EM Global Diversified Index. The Fund’s Adviser Class returned 7.54% during the period. The Fund maintains an overweight allocation to Latin America, including Brazil, Colombia, Costa Rica, and Mexico. It is also overweight Central and Eastern Europe through Russia and Turkey, while still underweight Hungary on concerns regarding the country’s policy direction. In Asia, the Fund is neutral, with underweights in Indonesia and Malaysia due to this market’s flat yield curve and low absolute yields and an overweight in the Philippines. In Africa, The Fund is underweight through South Africa, while maintaining exposure to Nigeria, where yields are attractive and authorities are prudently managing monetary policy.

European Emerging Equity Strategy

The Metzler/Payden European Emerging Markets Fund returned 0.28% for the six months ended April 30, 2013. The Fund’s benchmark, the Nomura Central and Eastern European Index, returned -0.34% for the same period. Equities in the region posted a strong rally during the first half of the period, as global central banks further committed to providing liquidity, leading to a rally, while the U.S. economy avoided falling over the “fiscal cliff”, giving sentiment a further boost. However, the second half of the period saw equity markets in the region give up the entire rally, as economic data started to show signs of weakness again both in the region and globally.

The Fund marginally reduced its position in Russia, Hungary, the Czech Republic and Kazakhstan, while it significantly increased its position in Turkey, as well as Poland. Financials remained unchanged as the top sector. The Fund reduced its exposure to the materials sector, as well as to energy and utilities. Investments in the consumer staples and telecommunication services sectors increased.

Semi-Annual Report	4

Portfolio Highlights & Investments

Investment Abbreviations

AMBAC - American Municipal Bond Assurance Co.

ARM - Adjustable Rate Mortgage

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FG - Freddie Mac Gold Pool

FGIC - Financial Guaranty Insurance Co.

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNMA - Federal National Mortgage Association (Fannie Mae)

FNR - Fannie Mae REMICS

FNW - Fannie Mae Whole Loan

FSA - Financial Security Assurance

G2 - Ginnie Mae II pool

GN - Ginnie Mae I pool

GNMA - Government National Mortgage Association (Ginnie Mae)

GNR - Ginnie Mae REMICS

MBIA - Municipal Bond Insurance Association

NCUA - National Credit Union Administration

5	Payden Mutual Funds

Payden Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

Repurchase Agreement	51%
U.S. Government Agency	32%
U.S. Treasury	13%
Investment Company	4%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (32%)
9,000,000	FFCB, 0.18%, 6/06/14 (a)	$ 9,001
10,000,000	FFCB, 0.18%, 11/26/14 (a)	10,002
11,300,000	FFCB, 0.26%, 6/26/13 (a)	11,302
5,000,000	FHLB, 0.09%, 1/03/14 (a)	5,000
11,000,000	FHLB, 0.10%, 1/24/14 (a)	11,000
1,500,000	FHLB, 0.10%, 2/03/14 (a)	1,499
15,000,000	FHLB, 0.17%, 5/23/14 (a)	14,999
10,000,000	FHLB Disc Note, 0.07%, 9/18/13 (b)	9,995
10,000,000	FHLB Disc Note, 0.13%, 8/09/13 (b)	9,996
10,000,000	FHLB Disc Note, 0.14%, 9/04/13 (b)	9,995
4,350,000	FHLMC, 0.20%, 12/05/14 (a)	4,350
3,600,000	FHLMC Disc Note, 0.13%, 1/15/14 (b)	3,597
15,000,000	FNMA Disc Note, 0.14%, 9/04/13 (b)	14,993

Total U.S. Government Agency (Cost - $115,729)		115,729

U.S. Treasury (13%)
20,000,000	U.S. Treasury Bill, 0.13%, 6/13/13 (b)	19,997
10,000,000	U.S. Treasury Note, 0.50%, 10/15/13	10,016
15,000,000	U.S. Treasury Note, 0.50%, 11/15/13	15,028

Total U.S. Treasury (Cost - $45,041)		45,041

Investment Company (4%)
14,149,826	Dreyfus Treasury Cash Management Fund (Cost - $14,150)	14,150

Repurchase Agreement (51%)
50,000,000	Citigroup Tri Party, 0.10%, 5/06/13 (c)	50,000
50,000,000	Deutsche Tri Party, 0.08%, 5/01/13 (d)	50,000
50,000,000	Goldman Sachs Tri Party, 0.06%, 5/03/13 (e)	50,000
32,000,000	RBC Capital Tri Party, 0.16%, 5/01/13 (f)	32,000

Total Repurchase Agreement (Cost - $182,000)		182,000

Total (Cost - $356,920) (100%)		356,920
Liabilities in excess of Other Assets (0%)		(7)

Net Assets (100%)		$ 356,913

(a)	Variable rate security.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 4/30/2013 is collateralized by the following securities:

Citigroup Tri Party
33,900,000	FMAC, maturity Aug 40, yielding 4.50%	$22,346
28,107,410	FNMA, maturity from Aug 23-Feb 43, yielding from 3.50%-5.00%	29,676
587,083	GNMA, maturity from Jul 40 -Feb 43, yielding from 2.50%-3.50%	601

		$52,623

(d) The repurchase agreement dated 4/30/2013 is collateralized by the following securities:
Deutsche Bank Tri Party
1,095,842	FNMA, maturity from Nov 38-Feb 42, yielding from 4.00%-7.00%	$552
53,243,980	GNMA, maturity from Jun 26-Dec 42, yielding from 3.50%-5.00%	50,554

		$51,106

(e) The repurchase agreement dated 4/30/2013 is collateralized by the following securities:
Goldman Sachs Tri Party
50,600,000	U.S. Treasury Note, 0.75%, Dec 17	$51,000

(f) The repurchase agreement dated 4/30/2013 is collateralized by the following securities:
RBC Capital Tri Party
42,847,439	FNMA, maturity from Apr 40-Sep 41, yielding 5.00%	$32,640

See notes to financial statements.

Semi-Annual Report	6

Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value

AAA	28%
AA	29%
A	20%
BBB	22%
BB or lower	1%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (19%)
338,054	AEP Texas Central Transition Funding LLC, 5.96%, 7/15/15	$ 342
1,735,000	Ally Auto Receivables Trust, 0.99%, 11/16/15	1,741
1,400,000	Ally Master Owner Trust, 0.65%, 2/15/18	1,402
1,600,000	Ally Master Owner Trust, 0.65%, 4/15/18	1,601
932,960	Bumper 5 UK Finance PLC, 1.89%, 6/20/22 GBP (a)	1,465
3,200,000	Capital Auto Receivables Asset Trust, 0.62%, 7/20/16	3,207
330,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	331
340,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	342
1,400,000	Chester Asset Receivables Dealings 2003-B PLC, 4.65%, 7/15/13 GBP (a)	2,198
680,000	Chester Asset Receivables Dealings 2004-1 PLC, 0.70%, 4/15/16 GBP (a)	1,058
1,649,215	Compartment VCL 16, 0.39%, 7/21/18 EUR (a)	2,174
1,400,000	Discover Card Master Trust, 0.81%, 8/15/17	1,409
2,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	2,019
504,809	Globaldrive Auto Receivables 2011-A BV 144A, 0.87%, 4/20/19 EUR (a)(b)	670
2,200,000	Golden Credit Card Trust 144A, 0.65%, 7/17/17 (b)	2,210
1,250,000	Gracechurch Card Funding PLC 144A, 0.90%, 2/15/17 (b)	1,259
900,000	Gracechurch Card Funding PLC 144A, 0.92%, 2/15/17 EUR (a)(b)	1,197
1,100,000	Great America Leasing Receivables 144A, 0.78%, 6/15/16 (b)	1,103
1,650,000	GSAMP Trust 2004-SEA2, 0.85%, 3/25/34	1,633
657,403	Honda Auto Receivables Owner Trust, 0.57%, 8/15/14	658
3,250,000	Nissan Master Owner Trust Receivables, 0.50%, 2/15/18	3,252
1,230,000	Penarth Master Issuer PLC 144A, 0.77%, 3/18/14 (b)	1,233
710,000	Penarth Master Issuer PLC 144A, 0.85%, 5/18/15 (b)	710
2,205,000	Prestige Auto Receivables Trust 144A, 1.09%, 2/15/18 (b)	2,207
2,220,374	Santander Drive Auto Receivables Trust, 0.79%, 8/17/15	2,225
2,300,000	SLM Student Loan Trust, 0.52%, 4/25/17	2,296
2,000,000	Turquoise Card Backed Securities PLC 144A, 0.95%, 9/15/16 (b)	2,011

Principal or Shares	Security Description	Value (000)

1,669,565	USAA Auto Owner Trust, 0.38%, 6/15/15	$ 1,669
1,014,032	Volkswagen Auto Loan Enhanced Trust, 2.14%, 8/22/16	1,019
950,000	World Omni Master Owner Trust 144A, 0.55%, 2/15/18 (b)	951

Total Asset Backed (Cost - $45,571)		45,592

Commercial Paper (1%)
2,000,000	Reckitt Benckiser Treasury Services PLC 144A, 1.52%, 9/06/13 (b)(c)	1,995
1,250,000	Royal Bank of Scotland, 0.67%, 5/02/13 (c)	1,250

Total Commercial Paper (Cost - $3,244)		3,245

Corporate Bond (47%)
1,000,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (b)	1,009
1,000,000	ABN AMRO Bank NV 144A, 2.05%, 1/30/14 (b)	1,011
890,000	Amazon.com Inc., 0.65%, 11/27/15	890
1,150,000	American Express Centurion Bank, 0.74%, 11/13/15	1,153
1,110,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (b)	1,126
710,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (b)	713
930,000	Apple Inc., 0.32%, 5/03/16	930
610,000	Apple Inc., 0.45%, 5/03/16	609
855,000	Apple Inc., 0.52%, 5/03/18	855
1,210,000	AT&T Inc., 0.68%, 2/12/16	1,214
480,000	AT&T Inc., 0.88%, 2/13/15	482
1,100,000	Banco Bradesco SA/Cayman Islands 144A, 2.39%, 5/16/14 (b)	1,112
220,000	Bancolombia SA, 4.25%, 1/12/16 (d)	234
1,500,000	Bank of America Corp., 1.10%, 3/22/16	1,500
1,000,000	Bank of America Corp., 1.50%, 10/09/15	1,007
1,100,000	Bank of America Corp., 3.70%, 9/01/15	1,159
1,140,000	Bank of Montreal, 0.75%, 9/11/15	1,146
700,000	Bank of Montreal, 0.88%, 4/09/18	703
850,000	Bank of Nova Scotia, 0.75%, 10/09/15	851
1,270,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.74%, 2/26/16 (b)	1,270
920,000	Barclays Bank PLC, 1.32%, 1/13/14	926
1,200,000	Barrick Gold Corp., 1.75%, 5/30/14	1,212
650,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (b)	659
670,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (b)	663
750,000	BP Capital Markets PLC, 3.88%, 3/10/15	795

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,200,000	British Telecommunications PLC, 1.41%, 12/20/13	$ 1,208
750,000	Caixa Economica Federal 144A, 2.38%, 11/06/17 (b)	734
640,000	Campbell Soup Co., 0.57%, 8/01/14	642
1,150,000	Canadian Imperial Bank of Commerce, 0.90%, 10/01/15	1,156
980,000	Capital One Financial Corp., 1.00%, 11/06/15	978
1,480,000	Capital One Financial Corp., 2.13%, 7/15/14	1,504
430,000	Carnival Corp., 1.20%, 2/05/16	431
1,500,000	Caterpillar Financial Services Corp., 0.53%, 2/26/16	1,503
1,410,000	Citigroup Inc., 1.07%, 4/01/16	1,417
770,000	Citigroup Inc., 1.25%, 1/15/16	773
1,100,000	Citigroup Inc., 2.25%, 8/07/15	1,130
230,000	Computer Sciences Corp., 2.50%, 9/15/15	236
300,000	ConAgra Foods Inc., 1.30%, 1/25/16	303
170,000	ConAgra Foods Inc., 1.35%, 9/10/15	172
1,090,000	Credit Agricole SA/London 144A, 1.44%, 4/15/16 (b)	1,092
1,420,000	Credit Suisse/New York, 1.24%, 1/14/14	1,429
1,410,000	Daimler Finance North America LLC 144A, 0.89%, 3/28/14 (b)	1,413
670,000	Daimler Finance North America LLC 144A, 1.25%, 1/11/16 (b)	674
720,000	DENTSPLY International Inc., 1.79%, 8/15/13	722
540,000	Diageo Capital PLC, 0.63%, 4/29/16	540
495,000	Digital Realty Trust LP, 4.50%, 7/15/15	528
750,000	DTE Energy Co., 0.99%, 6/03/13	750
430,000	Eaton Corp. 144A, 0.95%, 11/02/15 (b)	433
270,000	Ecolab Inc., 1.00%, 8/09/15	271
270,000	Ecolab Inc., 2.38%, 12/08/14	277
200,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (b)	202
410,000	ERAC USA Finance LLC 144A, 2.75%, 7/01/13 (b)	412
1,100,000	Express Scripts Holding Co., 2.10%, 2/12/15	1,124
300,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	303
800,000	GE Capital UK Funding, 0.66%, 3/20/17 GBP (a)	1,210
60,000	General Electric Capital Corp., 0.88%, 12/11/15	61
1,280,000	General Electric Capital Corp., 1.63%, 7/02/15	1,305
230,000	General Mills Inc., 0.58%, 1/29/16	230
240,000	General Mills Inc., 0.88%, 1/29/16	241
840,000	Georgia Power Co., 0.60%, 3/15/16	841
1,000,000	Goldman Sachs Group Inc., 1.30%, 2/07/14	1,005
1,370,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	1,373
800,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	811
235,000	Hana Bank 144A, 1.38%, 2/05/16 (b)	234
600,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (b)	603
250,000	HCP Inc., 2.70%, 2/01/14	254
210,000	Heineken NV 144A, 0.80%, 10/01/15 (b)	210
800,000	Hewlett-Packard Co., 1.83%, 9/19/14	809
700,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (b)	745
750,000	HSBC Finance Corp., 0.53%, 1/15/14	750
510,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (b)	511

Principal or Shares	Security Description	Value (000)

1,350,000	ING Bank NV 144A, 1.92%, 9/25/15 (b)	$ 1,375
1,520,000	JPMorgan Chase & Co., 0.91%, 2/26/16	1,524
1,000,000	JPMorgan Chase & Co., 1.10%, 10/15/15	1,005
760,000	JPMorgan Chase & Co., 1.18%, 1/25/18	766
500,000	Kellogg Co., 0.52%, 2/13/15	501
1,470,000	Lloyds TSB Bank PLC, 2.63%, 1/24/14	1,492
1,400,000	Manufacturers & Traders Trust Co., 0.58%, 3/07/16	1,402
530,000	Marathon Oil Corp., 0.90%, 11/01/15	532
905,000	MetLife Institutional Funding II 144A, 0.65%, 1/06/15 (b)	906
700,000	Mondelez International Inc., 5.25%, 10/01/13	714
910,000	Morgan Stanley, 1.54%, 2/25/16	916
670,000	Morgan Stanley, 1.56%, 4/25/18	671
1,100,000	Morgan Stanley, 1.88%, 1/24/14	1,108
590,000	NBCUniversal Enterprise Inc. 144A, 0.82%, 4/15/16 (b)	593
900,000	New York Life Funding, 5.13%, 2/03/15 GBP (a)	1,506
180,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	182
1,130,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (b)	1,133
1,360,000	Nomura Holdings Inc., 1.73%, 9/13/16	1,367
1,000,000	Nordea Eiendomskreditt AS 144A, 0.70%, 4/07/14 (b)	1,004
560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 3/15/16 (b)	580
700,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (b)	728
550,000	Phillips 66, 1.95%, 3/05/15	562
370,000	Precision Castparts Corp., 0.70%, 12/20/15	371
600,000	Principal Financial Global Funding LLC, 5.63%, 9/24/13 GBP (a)	952
500,000	Principal Life Global Funding II 144A, 1.00%, 12/11/15 (b)	502
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (a)	1,410
300,000	Quest Diagnostics Inc., 1.13%, 3/24/14	301
500,000	RCI Banque SA, 1.11%, 4/07/15 EUR (a)	636
700,000	RCI Banque SA 144A, 2.15%, 4/11/14 (b)	703
900,000	Regions Financial Corp., 2.00%, 5/15/18	898
250,000	Reynolds American Inc., 1.05%, 10/30/15	250
1,200,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15	1,210
1,000,000	Rogers Communications Inc., 6.25%, 6/15/13	1,006
2,500,000	Royal Bank of Canada, 0.51%, 1/06/15	2,505
570,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (b)	581
2,080,000	Safeway Inc., 1.78%, 12/12/13	2,091
630,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (b)	630
490,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	490
750,000	SunTrust Bank/Atlanta GA, 0.58%, 8/24/15	739
1,520,000	Svenska Handelsbanken AB, 0.73%, 3/21/16	1,521
1,100,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.03%, 3/17/15 (b)	1,110
550,000	Thermo Fisher Scientific Inc., 3.20%, 5/01/15	573
1,310,000	Toronto-Dominion Bank, 0.82%, 4/30/18	1,316
1,360,000	Total Capital Canada Ltd., 0.66%, 1/15/16	1,369

Semi-Annual Report	8

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

490,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	$ 493
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (b)	461
1,030,000	Union Bank NA, 1.23%, 6/06/14	1,039
1,000,000	US Bank NA, 0.56%, 10/14/14	1,001
1,300,000	Verizon Communications Inc. 144A, 0.48%, 3/06/15 (b)	1,299
1,250,000	Viacom Inc., 1.25%, 2/27/15	1,260
510,000	Vivendi SA 144A, 2.40%, 4/10/15 (b)	520
1,260,000	Vodafone Group PLC, 0.68%, 2/19/16	1,262
500,000	Vodafone Group PLC, 0.71%, 9/05/13 EUR (a)	660
1,100,000	Volkswagen International Finance NV 144A, 0.89%, 11/20/14 (b)	1,105
1,000,000	Wachovia Corp., 4.88%, 2/15/14	1,034
1,260,000	Walgreen Co., 0.78%, 3/13/14	1,263
550,000	WellPoint Inc., 1.25%, 9/10/15	555
970,000	Wells Fargo & Co., 0.91%, 4/23/18	973
515,000	Wells Fargo Bank NA, 4.75%, 2/09/15	551
1,520,000	Westpac Banking Corp., 0.95%, 1/12/16	1,533
1,250,000	Westpac Banking Corp., 1.04%, 9/25/15	1,262
860,000	Xstrata Finance Canada Ltd. 144A, 1.80%, 10/23/15 (b)	871
300,000	Zoetis Inc. 144A, 1.15%, 2/01/16 (b)	302

Total Corporate Bond (Cost - $115,416)		115,954

FDIC Guaranteed (1%)
348,540	FDIC Structured Sale Guaranteed Notes 144A, 0.75%, 2/25/48 (b)	349
2,192,847	FDIC Structured Sale Guaranteed Notes 144A, 0.92%, 12/04/20 (b)	2,209

Total FDIC Guaranteed (Cost - $2,541)		2,558

Foreign Government (2%)
2,990,000	Kommunalbanken AS 144A, 0.30%, 1/26/15 (b)	2,987
17,300,000	Mexican Bonos, 9.00%, 6/20/13 MXN (a)	1,434
860,000	Mexico Government International Bond, 5.88%, 2/17/14	894
1,000,000	Qatar Government International Bond 144A, 4.00%, 1/20/15 (b)	1,054

Total Foreign Government (Cost - $6,297)		6,369

Mortgage Backed (15%)
340,010	Asset Backed Funding Certificates, 0.82%, 4/25/34	323
51,403	Bear Stearns ALT-A Trust, 2.63%, 3/25/34	52
1,608,608	Credit Suisse Mortgage Capital Certificates 144A, 1.20%, 2/27/47 (b)	1,620
1,520,000	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)	1,517
1,770,000	Del Coronado Trust 144A, 1.00%, 3/15/26 (b)	1,770
2,200,000	Extended Stay America Trust 144A, 1.00%, 12/05/31 (b)	2,201
591,327	FH 1B2612 ARM, 2.75%, 11/01/34	631
298,145	FH 847515 ARM, 2.70%, 2/01/34	317
705,649	FHLMC Structured Pass Through Securities, 3.61%, 2/27/15	713
102,890	FN 708229 ARM, 2.04%, 4/01/33	109
2,233,534	FN 784365 ARM, 2.23%, 5/01/34	2,379
1,887,545	FN 866093 ARM, 2.64%, 3/01/36	2,016
1,532,029	FN 870542 ARM, 2.40%, 3/01/36	1,633
121,509	FN 878544 ARM, 2.73%, 3/01/36	130
545,292	FN 889821 ARM, 2.53%, 12/01/36	581

Principal or Shares	Security Description	Value (000)

1,537,376	FN 906140 ARM, 2.61%, 1/01/37	$ 1,642
592,696	FN AD0079 ARM, 2.73%, 11/01/35	633
2,282,510	FN AE0193 ARM, 3.68%, 7/01/40	2,425
1,765,348	FN AL0502 ARM, 3.07%, 6/01/41	1,863
2,643,216	Fosse Master Issuer PLC 144A, 1.68%, 10/18/54 (b)	2,675
1,000,000	Fosse Master Issuer PLC 144A, 1.68%, 10/18/54 (b)	1,020
464,602	GNR 2002-48 FT, 0.40%, 12/16/26	467
850,000	Granite Master Issuer PLC, 1.06%, 12/17/54	744
796,131	Harborview Mortgage Loan Trust, 3.06%, 1/19/35	762
308,821	Long Beach Mortgage Loan Trust, 5.89%, 8/25/33	269
323,684	MASTR Asset Securitization Trust, 5.00%, 7/25/19	337
1,300,000	Motel 6 Trust 144A, 1.50%, 10/05/25 (b)	1,315
1,345,348	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,339
238,116	Sequoia Mortgage Trust 10, 1.00%, 10/20/27	234
1,107,040	Sequoia Mortgage Trust 2013-4, 1.55%, 4/25/43	1,108
1,642,472	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (b)	1,642
793,811	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (b)	798
314,011	Structured Adjustable Rate Mortgage Loan Trust, 2.64%, 9/25/34	308
276,640	Structured Asset Mortgage Investments Inc., 3.84%, 7/25/32	283

Total Mortgage Backed (Cost - $35,751)		35,856

Municipal (3%)
1,570,000	California State, 2.50%, 6/20/13	1,575
620,000	County of Orange CA, 0.61%, 11/01/13	620
810,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16	817
1,295,000	Louisiana State, 0.94%, 7/15/14	1,300
250,000	Michigan State Finance Authority, 2.00%, 8/20/13	251
630,000	New York Liberty Development Corp., 0.25%, 12/01/49	630
1,300,000	South Carolina State Public Service Authority, 0.90%, 6/02/14	1,302
1,000,000	University of California, 0.78%, 7/01/41	1,003

Total Municipal (Cost - $7,481)		7,498

NCUA Guaranteed (3%)
549,972	NCUA Guaranteed Notes Trust 2010-C1, 1.60%, 10/29/20	561
967,108	NCUA Guaranteed Notes Trust 2010-R1, 0.65%, 10/07/20	970
553,371	NCUA Guaranteed Notes Trust 2010-R2, 0.57%, 11/06/17	556
2,440,991	NCUA Guaranteed Notes Trust 2010-R3, 0.76%, 12/08/20	2,455
894,449	NCUA Guaranteed Notes Trust 2011-R1, 0.65%, 1/08/20	897

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

59,700	NCUA Guaranteed Notes Trust 2011-R2, 0.60%, 2/06/20	$ 60
1,762,064	NCUA Guaranteed Notes Trust 2011-R5, 0.58%, 4/06/20	1,764

Total NCUA Guaranteed (Cost - $7,244)		7,263

U.S. Treasury (8%)
6,000,000	U.S. Treasury Note, 0.25%, 1/31/14	6,007
11,000,000	U.S. Treasury Note, 0.25%, 2/28/14	11,012
3,000,000	U.S. Treasury Note, 0.63%, 7/15/14	3,017

Total U.S. Treasury (Cost - $20,023)		20,036

Investment Company (2%)
4,037,587	Payden Cash Reserves Money Market Fund * (Cost - $4,038)	4,038

Total (Cost - $247,606) (101%)		248,409
Liabilities in excess of Other Assets (-1%)		(3,518)

Net Assets (100%)		$ 244,891

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Principal in foreign currency.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Yield to maturity at time of purchase.
(d)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $234 and the total market value of the collateral held by the Fund is $242. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
5/8/2013	British Pound (Sell 6,391)	HSBC Securities	$(209)
5/8/2013	Euro (Sell 4,426)	Goldman Sachs	(149)
7/30/2013	Mexican Peso (Sell 17,990)	RBS	(5)

			$(363)

See notes to financial statements.

Semi-Annual Report	10

Payden Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	13%
AA	24%
A	20%
BBB	32%
BB or lower	11%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
2,600,000	Ally Master Owner Trust, 0.65%, 2/15/18	$ 2,604
3,500,000	Ally Master Owner Trust, 0.65%, 4/15/18	3,503
670,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	673
690,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	694
500,000	Citibank Omni Master Trust 144A, 5.35%, 8/15/18 (a)	531
5,702,619	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	5,729
2,150,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	2,180
1,130,333	Globaldrive BV 144A, 0.87%, 4/20/19 EUR (a)(b)	1,499
2,850,000	Gracechurch Card Funding PLC 144A, 0.90%, 2/15/17 (a)	2,871
2,000,000	Gracechurch Card Funding PLC 144A, 0.92%, 2/15/17 EUR (a)(b)	2,660
500,000	Great America Leasing Receivables 144A, 1.83%, 6/17/19 (a)	503
3,000,000	GSAMP Trust, 0.85%, 3/25/34	2,969
1,032,457	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	1,181
2,893,584	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (a)	2,903
6,200,000	Nissan Master Owner Trust Receivables, 0.50%, 2/15/18	6,204
1,900,000	World Omni Master Owner Trust 144A, 0.55%, 2/15/18 (a)	1,901

Total Asset Backed (Cost - $38,415)		38,605

Corporate Bond (68%)
2,710,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	2,733
2,680,000	AbbVie Inc. 144A, 1.75%, 11/06/17 (a)	2,723
2,000,000	African Development Bank, 2.50%, 3/15/16	2,119
1,020,000	Airgas Inc., 2.85%, 10/01/13	1,030
175,000	Airgas Inc., 3.25%, 10/01/15	185
1,565,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)	1,639
2,800,000	Ally Financial Inc., 4.63%, 6/26/15	2,952
2,110,000	Amazon.com Inc., 0.65%, 11/27/15	2,111
600,000	America Movil SAB de CV, 3.63%, 3/30/15	632
660,000	American Express Credit Corp., 1.75%, 6/12/15	675
1,650,000	American Express Credit Corp., 5.38%, 10/01/14 GBP (b)	2,725
200,000	American Honda Finance Corp. 144A, 1.00%, 8/11/15 (a)	201
2,400,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	2,434

Principal or Shares	Security Description	Value (000)

880,000	American International Group Inc., 2.38%, 8/24/15	$ 902
1,045,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	1,136
1,530,000	Amgen Inc., 1.88%, 11/15/14	1,561
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,458
1,430,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (a)	1,437
3,050,000	Anheuser-Busch InBev Finance Inc., 0.80%, 1/15/16	3,065
1,460,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	1,466
1,345,000	Apple Inc., 0.45%, 5/03/16	1,343
3,110,000	Apple Inc., 0.52%, 5/03/18	3,110
1,510,000	Apple Inc., 1.00%, 5/03/18	1,504
1,230,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	1,295
1,850,000	ArcelorMittal, 4.25%, 8/05/15	1,934
1,900,000	Ashland Inc. 144A, 3.00%, 3/15/16 (a)	1,952
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,773
2,320,000	AT&T Inc., 0.68%, 2/12/16	2,328
3,000,000	AT&T Inc., 0.88%, 2/13/15	3,014
3,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	3,015
850,000	Autodesk Inc., 1.95%, 12/15/17	850
890,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	929
1,410,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 4.88%, 11/15/17 (a)(c)	1,489
930,000	Baidu Inc., 2.25%, 11/28/17	946
2,800,000	Banco Bradesco SA/Cayman Islands 144A, 2.39%, 5/16/14 (a)	2,830
1,015,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	1,091
1,400,000	Banco de Credito e Inversiones 144A, 3.00%, 9/13/17 (a)	1,439
2,700,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (a)	2,724
1,600,000	Banco do Brasil SA/Cayman Islands 144A, 4.50%, 1/22/15 (a)	1,680
500,000	Bancolombia SA, 4.25%, 1/12/16 (c)	531
3,020,000	Bank of America Corp., 1.35%, 3/22/18	3,016
1,080,000	Bank of America Corp., 1.50%, 10/09/15	1,087
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,256
1,815,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	1,937
1,850,000	Bank of Montreal, 0.80%, 11/06/15	1,856
1,500,000	Bank of Montreal, 0.88%, 4/09/18	1,506
1,770,000	Bank of Nova Scotia, 0.75%, 10/09/15	1,772

11	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,500,000	Bank of Nova Scotia, 1.85%, 1/12/15	$ 1,533
2,480,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.74%, 2/26/16 (a)	2,480
1,950,000	Barclays Bank PLC, 1.32%, 1/13/14	1,962
150,000	Barclays Bank PLC, 3.90%, 4/07/15	159
890,000	Barrick Gold Corp., 1.75%, 5/30/14	899
1,800,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)	1,824
860,000	BB&T Corp., 1.60%, 8/15/17	873
1,440,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	1,426
2,210,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15 (c)	2,233
1,930,000	BP Capital Markets PLC, 0.70%, 11/06/15	1,931
1,550,000	British Telecommunications PLC, 2.00%, 6/22/15	1,593
2,000,000	Cadbury Schweppes US Finance LLC 144A, 5.13%, 10/01/13 (a)	2,033
1,620,000	Caixa Economica Federal 144A, 2.38%, 11/06/17 (a)	1,586
2,510,000	Canadian Imperial Bank of Commerce, 0.90%, 10/01/15	2,523
2,130,000	Capital One Financial Corp., 1.00%, 11/06/15	2,125
1,660,000	Capital One Financial Corp., 2.13%, 7/15/14	1,687
800,000	Carnival Corp., 1.20%, 2/05/16	803
520,000	Carnival Corp., 1.88%, 12/15/17	522
1,260,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15	1,277
1,780,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,879
730,000	CC Holdings GS V LLC 144A, 2.38%, 12/15/17 (a)	739
1,485,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	1,567
2,920,000	Citigroup Inc., 1.07%, 4/01/16	2,934
2,403,000	Citigroup Inc., 2.25%, 8/07/15	2,468
1,170,000	Citigroup Inc., 4.45%, 1/10/17	1,295
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,034
1,350,000	CNPC General Capital Ltd. 144A, 1.45%, 4/16/16 (a)	1,351
2,500,000	Commonwealth Bank of Australia 144A, 2.13%, 3/17/14 (a)	2,535
300,000	Commonwealth Bank of Australia 144A, 3.63%, 6/25/14 (a)	312
510,000	Computer Sciences Corp., 2.50%, 9/15/15	524
610,000	ConAgra Foods Inc., 1.30%, 1/25/16	616
370,000	ConAgra Foods Inc., 1.35%, 9/10/15	374
400,000	CONSOL Energy Inc., 8.00%, 4/01/17	434
2,620,000	Corpbanca SA, 3.13%, 1/15/18	2,632
770,000	Covidien International Finance SA, 1.35%, 5/29/15	780
2,390,000	Credit Agricole SA/London 144A, 1.44%, 4/15/16 (a)	2,395
2,040,000	Cricket Communications Inc. Leap Term Loan C-DD 1L, 4.75%, 3/08/20	2,050
1,540,000	Daimler Finance North America LLC 144A, 1.88%, 9/15/14 (a)	1,563
3,360,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (a)	3,394
2,630,000	Danske Bank AS 144A, 1.33%, 4/14/14 (a)	2,644

Principal or Shares	Security Description	Value (000)

550,000	Deutsche Telekom International Finance BV, 5.88%, 8/20/13	$ 559
1,190,000	Digital Realty Trust LP, 4.50%, 7/15/15	1,270
2,369,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.13%, 2/15/16	2,498
260,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16	277
3,400,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	3,438
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,111
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,689
1,660,000	DTE Energy Co., 0.99%, 6/03/13	1,661
650,000	Duke Energy Corp., 3.95%, 9/15/14	680
1,000,000	Duke Realty LP, 5.40%, 8/15/14	1,052
975,000	E*TRADE Financial Corp., 6.00%, 11/15/17	1,036
1,030,000	Eaton Corp. 144A, 0.95%, 11/02/15 (a)	1,036
560,000	Ecolab Inc., 2.38%, 12/08/14	575
1,235,000	EnCana Holdings Finance Corp., 5.80%, 5/01/14	1,298
570,000	Enterprise Products Operating LLC, 1.25%, 8/13/15	575
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/01/16	1,755
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	856
360,000	Equifax Inc., 4.45%, 12/01/14	379
1,100,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	1,112
1,300,000	ERAC USA Finance LLC 144A, 2.75%, 7/01/13 (a)	1,305
760,000	Express Scripts Holding Co., 2.10%, 2/12/15	776
830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	835
1,800,000	Fifth Third Bank, 4.75%, 2/01/15	1,918
1,600,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)(c)	1,672
2,360,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	2,457
600,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	606
550,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	560
1,390,000	General Electric Capital Corp., 1.00%, 12/11/15	1,401
825,000	General Electric Capital Corp., 1.63%, 7/02/15	841
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,814
490,000	General Mills Inc., 0.58%, 1/29/16	491
500,000	General Mills Inc., 0.88%, 1/29/16	503
2,040,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (a)	2,162
720,000	Gilead Sciences Inc., 2.40%, 12/01/14	740
2,660,000	Goldman Sachs Group Inc., 1.30%, 2/07/14	2,674
3,110,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	3,118
1,600,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	1,623
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/03/15	1,566
460,000	Hana Bank 144A, 1.38%, 2/05/16 (a)	459
2,050,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (a)	2,060
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,122
500,000	HCA Inc., 6.75%, 7/15/13	506

Semi-Annual Report	12

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

2,690,000	HCP Inc., 2.70%, 2/01/14	$ 2,730
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	1,963
1,120,000	Heineken NV 144A, 0.80%, 10/01/15 (a)	1,122
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15	2,147
520,000	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	526
1,800,000	HSBC Bank PLC 144A, 1.63%, 7/07/14 (a)(c)	1,828
2,400,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	2,555
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	889
1,110,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)	1,112
720,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	761
1,180,000	ICICI Bank Ltd./Bahrain 144A, 5.50%, 3/25/15 (a)	1,253
2,600,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	2,799
790,000	Ingredion Inc., 3.20%, 11/01/15	829
1,500,000	International Business Machines Corp., 0.75%, 5/11/15	1,511
1,025,000	International Lease Finance Corp., 4.88%, 4/01/15	1,081
1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/01/14 (a)	1,397
1,110,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	1,164
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,246
1,550,000	JPMorgan Chase & Co., 1.18%, 1/25/18	1,563
1,045,000	JPMorgan Chase & Co., 1.88%, 3/20/15	1,069
760,000	JPMorgan Chase & Co., 3.15%, 7/05/16	809
1,250,000	Kansas City Southern de Mexico SA de CV 144A, 2.35%, 5/15/20 (a)	1,258
2,160,000	Kellogg Co., 1.13%, 5/15/15	2,182
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,455
1,400,000	KeyCorp, 3.75%, 8/13/15	1,492
980,000	Kraft Foods Group Inc., 1.63%, 6/04/15	997
1,300,000	Kroger Co., 2.20%, 1/15/17	1,344
1,500,000	Lennar Corp., 4.75%, 12/15/17 (c)	1,596
4,160,000	Lloyds TSB Bank PLC, 2.63%, 1/24/14	4,223
550,000	Macy’s Retail Holdings Inc., 5.75%, 7/15/14	582
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,163
1,010,000	Masco Corp., 4.80%, 6/15/15	1,062
530,000	McKesson Corp., 0.95%, 12/04/15	533
2,580,000	Metropolitan Life Global Funding I 144A, 1.70%, 6/29/15 (a)	2,633
2,280,000	Morgan Stanley, 1.54%, 2/25/16	2,294
3,780,000	Morgan Stanley, 1.56%, 4/25/18	3,783
830,000	Murphy Oil Corp., 2.50%, 12/01/17	845
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,120
3,000,000	National Australia Bank Ltd., 0.90%, 1/20/16 (c)	3,013
2,200,000	National Bank of Canada, 1.50%, 6/26/15	2,235
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,543
1,030,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/02/15	1,041
1,230,000	NBCUniversal Enterprise Inc. 144A, 0.97%, 4/15/18 (a)	1,240
1,720,000	NBCUniversal Media LLC, 3.65%, 4/30/15	1,822
410,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	413
2,250,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	2,274

Principal or Shares	Security Description	Value (000)

2,240,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	$ 2,245
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	1,269
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	996
2,650,000	Nomura Holdings Inc., 1.73%, 9/13/16	2,664
1,500,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.63%, 3/13/15 (a)	1,528
2,710,000	PACCAR Financial Corp., 0.70%, 11/16/15	2,716
620,000	PACCAR Financial Corp., 1.05%, 6/05/15	626
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15 EUR (b)	2,404
560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 7/11/14 (a)	570
2,500,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (a)	2,601
3,000,000	PepsiCo Inc., 0.75%, 3/05/15	3,014
810,000	Petrobras International Finance Co., 2.88%, 2/06/15	829
2,500,000	Petroleos Mexicanos, 4.88%, 3/15/15 (c)	2,688
600,000	Phillips 66, 1.95%, 3/05/15	613
600,000	Phillips 66, 2.95%, 5/01/17	639
750,000	Precision Castparts Corp., 0.70%, 12/20/15	753
1,220,000	Principal Life Global Funding II 144A, 1.00%, 12/11/15 (a)	1,225
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,046
2,500,000	Prudential Financial Inc., 4.75%, 4/01/14	2,594
500,000	Prudential Financial Inc., 4.75%, 9/17/15	545
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (b)	1,271
780,000	Quest Diagnostics Inc., 1.13%, 3/24/14	784
3,800,000	RCI Banque SA 144A, 2.15%, 4/11/14 (a)	3,818
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,025
540,000	Reynolds American Inc., 1.05%, 10/30/15	541
1,500,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15	1,513
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	1,282
750,000	Rogers Communications Inc., 6.25%, 6/15/13	755
820,000	Rogers Communications Inc., 6.38%, 3/01/14	858
1,000,000	Rosneft Oil Co. via Rosneft International Finance Ltd. 144A, 3.15%, 3/06/17 (a)	1,012
1,695,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	1,747
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	2,134
1,000,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (a)	1,020
1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (a)	1,510
1,100,000	Sanofi, 1.63%, 3/28/14	1,114
830,000	SBA Communications Corp. 144A, 5.63%, 10/01/19 (a)	877
1,370,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	1,353
410,000	Simon Property Group LP, 4.20%, 2/01/15	432
1,400,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	1,400
1,020,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	1,058

13	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

600,000	Softbank Corp. 144A, 4.63%, 4/15/20 EUR (a)(b)	$ 838
1,500,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 5/02/18 (a)	1,498
965,000	Statoil ASA, 2.90%, 10/15/14	1,001
810,000	Stryker Corp., 3.00%, 1/15/15	845
1,480,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	1,481
3,080,000	Svenska Handelsbanken AB, 0.73%, 3/21/16	3,082
2,700,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.03%, 3/17/15 (a)	2,725
2,780,000	Tech Data Corp., 3.75%, 9/21/17	2,911
1,340,000	Tesoro Corp., 4.25%, 10/01/17	1,417
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,062
1,670,000	Toronto-Dominion Bank, 1.40%, 4/30/18	1,682
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,763
3,000,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	3,033
3,000,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	3,020
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	1,057
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	919
500,000	UnitedHealth Group Inc., 1.40%, 10/15/17	505
1,380,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (a)	1,445
2,710,000	Ventas Realty LP / Ventas Capital Corp., 2.00%, 2/15/18	2,744
1,240,000	Veolia Environnement SA, 5.25%, 6/03/13	1,244
1,100,000	Viacom Inc., 4.38%, 9/15/14	1,154
1,120,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	1,143
2,410,000	Vodafone Group PLC, 0.68%, 2/19/16	2,413
2,525,000	Vodafone Group PLC, 4.15%, 6/10/14	2,624
2,680,000	Volkswagen International Finance NV 144A, 1.15%, 11/20/15 (a)	2,703
700,000	Volkswagen International Finance NV 144A, 1.63%, 3/22/15 (a)	711
2,000,000	Vornado Realty LP, 4.25%, 4/01/15	2,119
3,145,000	Wachovia Bank NA, 4.80%, 11/01/14	3,341
600,000	Walgreen Co., 0.78%, 3/13/14	602
2,100,000	Walgreen Co., 1.00%, 3/13/15	2,114
670,000	Wal-Mart Stores Inc., 0.60%, 4/11/16 (c)	672
1,050,000	WellPoint Inc., 1.25%, 9/10/15	1,060
2,000,000	WellPoint Inc., 2.38%, 2/15/17	2,082
2,130,000	Wells Fargo & Co., 0.91%, 4/23/18	2,136
1,430,000	Wells Fargo & Co., 2.10%, 5/08/17	1,484
2,970,000	Westpac Banking Corp., 0.95%, 1/12/16 (c)	2,996
135,000	Westpac Banking Corp., 1.04%, 9/25/15	136
300,000	Westpac Securities NZ Ltd. 144A, 3.45%,
	7/28/14 (a)	312
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,864
425,000	Windstream Corp., 8.13%, 8/01/13	432
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	5,061
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	1,380
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	581
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,300
2,555,000	WT Finance Aust Pty Ltd. / Westfield Capital / WEA Finance LLC 144A, 5.13%, 11/15/14 (a)	2,717
4,080,000	Xstrata Finance Canada Ltd. 144A, 2.45%, 10/25/17 (a)	4,154

Total Corporate Bond (Cost - $406,920)		415,575

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
1,394,162	FDIC Structured Sale Guaranteed Notes 144A, 0.75%, 2/25/48 (a)	$ 1,398
6,366,331	FDIC Structured Sale Guaranteed Notes 144A, 0.92%, 12/04/20 (a)	6,413
1,732,635	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,830
2,495,355	FDIC Trust 144A, 2.18%, 5/25/50 (a)	(2,545)

Total FDIC Guaranteed (Cost - $11,982)		12,186

Foreign Government (1%)
300,000	Kommunalbanken AS 144A, 2.75%, 5/05/15 (a)	314
49,851,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	4,279
750,000	Panama Government International Bond, 7.25%, 3/15/15 (c)	837

Total Foreign Government (Cost - $5,005)		5,430

Mortgage Backed (13%)
4,628,966	Adjustable Rate Mortgage Trust, 3.17%, 3/25/37	3,629
1,096,800	Bank of America Mortgage 2002-K Trust, 2.75%, 10/20/32	1,095
4,021,520	Credit Suisse Mortgage Capital Certificates 144A, 1.20%, 2/27/47 (a)	4,050
3,360,000	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	3,353
9,900,000	FN, 4.50%, 30YR TBA (d)	10,676
1,617,261	FN 708229 ARM, 2.04%, 4/01/33	1,717
812,867	FN 743821 ARM, 2.41%, 11/01/33	860
692,189	FN 755867 ARM, 2.72%, 12/01/33	737
767,905	FN 790762 ARM, 2.54%, 9/01/34	816
970,892	FN 790764 ARM, 2.55%, 9/01/34	1,030
926,055	FN 794792 ARM, 2.60%, 10/01/34	986
1,453,297	FN 794797 ARM, 2.42%, 10/01/34	1,549
7,541,278	FN AP9539 30YR, 3.00%, 10/01/42	7,898
5,000,000	Fosse Master Issuer PLC 144A, 1.68%, 10/18/54 (a)	5,099
2,767,169	Harborview Mortgage Loan Trust, 2.94%, 12/19/35	2,430
812,282	HomeBanc Mortgage Trust, 1.06%, 8/25/29	764
476,593	Indymac Index Mortgage Loan Trust, 2.74%, 10/25/34	456
1,939,559	JP Morgan Mortgage Trust 144A, 2.50%, 3/01/43 (a)	1,987
1,626,352	MLCC Mortgage Investors Inc., 2.29%, 2/25/36	1,576
1,038,528	MLCC Mortgage Investors Inc., 2.32%, 12/25/34	1,059
210,938	Morgan Stanley Mortgage Loan Trust, 2.31%, 7/25/34	213
225,213	Provident Funding Mortgage Loan Trust, 2.59%, 4/25/34	228
3,411,495	Residential Asset Securitization Trust, 6.00%, 8/25/36	2,939
2,780,387	Sequoia Mortgage Trust, 1.45%, 2/25/43	2,768
2,234,027	Sequoia Mortgage Trust, 1.55%, 4/25/43	2,235
1,733,426	Sequoia Mortgage Trust, 2.87%, 1/25/42	1,779
3,117,741	Sequoia Mortgage Trust, 3.50%, 4/25/42	3,210
642,234	Sequoia Mortgage Trust 10, 1.00%, 10/20/27	631
3,509,806	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	3,509

Semi-Annual Report	14

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,852,225	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	$ 1,863
1,343,229	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (a)	1,360
2,209,442	Structured Adjustable Rate Mortgage Loan Trust, 2.64%, 8/25/34	2,209
491,621	Structured Adjustable Rate Mortgage Loan Trust, 2.67%, 10/25/34	484
976,620	Structured Asset Mortgage Investments Inc., 2.09%, 10/19/34	592
2,194,458	Vericrest Opportunity Loan Transferee 144A, 2.73%, 11/25/60 (a)	2,200

Total Mortgage Backed (Cost - $79,003)		77,987

Municipal (0%)
1,790,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16 (Cost - $1,790)	1,806

NCUA Guaranteed (1%)
631,959	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20	640
3,060,139	NCUA Guaranteed Notes Trust 2010-R2, 0.57%, 11/06/17	3,072

Total NCUA Guaranteed (Cost - $3,692)		3,712

U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18 (Cost - $400)	402

U.S. Treasury (9%)
12,000,000	U.S. Treasury Note, 0.25%, 6/30/14	12,015
14,000,000	U.S. Treasury Note, 0.25%, 9/30/14	14,016
8,000,000	U.S. Treasury Note, 0.38%, 1/15/16	8,020
16,725,000	U.S. Treasury Note, 0.38%, 3/15/16	16,763
380,000	U.S. Treasury Note, 1.25%, 10/31/15 (e)	389

Total U.S. Treasury (Cost - $51,122)		51,203

Investment Company (4%)
22,718,135	Payden Cash Reserves Money Market Fund * (Cost - $22,718)	22,718

Total (Cost - $621,047) (104%)		629,624
Liabilities in excess of Other Assets (-4%)		(21,865)

Net Assets (100%)		$ 607,759

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $13,062 and the total market value of the collateral held by the Fund is $13,425. Amounts in 000s.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
5/8/2013	British Pound (Sell 2,613)	HSBC Securities	$(82)
6/3/2013	British Pound (Sell 4,102)	JP Morgan	(166)
6/3/2013	British Pound (Sell 7,718)	JP Morgan	(281)
5/8/2013	Euro (Sell 5,659)	Goldman Sachs	(179)
7/30/2013	Mexican Peso (Sell 54,540)	RBS	(14)

			$(722)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
84	U.S. Treasury 10 Year	Jun-13	$(11,202)	$(3)
	Note Future
31	U.S. Treasury 5 Year	Jul-13	(3,864)	(40)
	Note Future

				$(43)

See notes to financial statements.

15	Payden Mutual Funds

Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value
Mortgage Backed	77%
U.S. Government Guaranteed	19%
Cash Equivalent	4%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (4%)
705,589	FDIC Structured Sale Guaranteed Notes 144A,
	0.90%, 12/29/45 (a)	$ 706
1,344,003	FDIC Structured Sale Guaranteed Notes 144A,
	0.92%, 12/04/20 (a)	1,354
1,732,635	FDIC Structured Sale Guaranteed Notes 144A,
	3.25%, 4/25/38 (a)	1,830
1,860,667	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,898

Total FDIC Guaranteed (Cost - $5,653)		5,788

Mortgage Backed (87%)
1,832,429	FG A94713 30YR, 4.00%, 11/01/40	1,958
2,919,758	FG E09018 15YR, 2.50%, 1/01/28	3,055
1,991,009	FG J22703 15YR, 2.50%, 3/01/28	2,083
1,487,352	FH 1B8336 ARM, 3.09%, 6/01/41	1,569
1,053,015	FH 1B8378 ARM, 3.20%, 7/01/41	1,099
1,691,967	FH 1Q1363 ARM, 2.83%, 2/01/36	1,813
1,328,176	FH 2B0639 ARM, 2.30%, 6/01/42	1,387
2,254,526	FH 2B0709 ARM, 2.11%, 8/01/42	2,342
2,268,845	FH 2B0721 ARM, 2.30%, 9/01/42	2,371
1,905,138	FH 2B0972 ARM, 2.00%, 11/01/42	1,977
727,816	FHLB, 2.60%, 4/20/15	748
1,362,388	FHLMC Structured Pass Through Securities,
	3.61%, 2/27/15	1,376
568,620	FHR 2739 PE, 5.00%, 3/15/32	575
583,923	FHR 3728 EH, 3.00%, 9/15/20	595
1,343,147	FHR 3997 PJ, 3.00%, 1/15/40	1,356
1,179,410	FHR 4030 CG, 2.50%, 4/15/27	1,227
969,192	FHR 4073 BE, 2.00%, 5/15/39	979
7,000,000	FN, 2.50%, 15YR TBA (b)	7,322
10,000,000	FN, 3.00%, 15YR TBA (b)	10,564
3,789,841	FN 464313 15YR, 2.99%, 1/01/15	3,902
1,300,000	FN 468880 ARM, 0.75%, 8/01/21	1,320
164,695	FN 838958 ARM, 2.55%, 8/01/35	176
2,217,533	FN 870542 ARM, 2.40%, 3/01/36	2,363
1,725,196	FN 890434 15YR, 3.00%, 7/01/27	1,841
647,647	FN 995203 30YR, 5.00%, 7/01/35	705
2,950,484	FN AB7905 15YR, 2.50%, 2/01/28	3,092
2,922,667	FN AB7995 10YR, 2.50%, 2/01/23	3,076
1,113,534	FN AC0045 ARM, 2.53%, 10/01/38	1,186
2,006,602	FN AE0193 ARM, 3.68%, 7/01/40	2,132
1,569,207	FN AI4019 ARM, 3.47%, 7/01/41	1,661
1,373,417	FN AJ4050 30YR, 4.00%, 10/01/41	1,472
2,786,506	FN AJ4109 ARM, 2.36%, 12/01/41	2,919
1,514,906	FN AJ8354 ARM, 2.55%, 1/01/42	1,588
1,277,294	FN AJ8557 ARM, 2.56%, 1/01/42	1,338
1,407,784	FN AK0013 ARM, 2.45%, 1/01/42	1,471
1,273,035	FN AK2233 ARM, 2.42%, 5/01/42	1,332
1,197,915	FN AL0502 ARM, 3.07%, 6/01/41	1,264
1,286,460	FN AL1193 30YR, 4.00%, 11/01/41	1,404
1,552,918	FN AL1202 ARM, 2.46%, 12/01/41	1,625

Principal or Shares	Security Description	Value (000)

2,761,509	FN AL1869 15YR, 3.00%, 6/01/27	$ 2,942
1,836,200	FN AL2095 15YR, 3.00%, 6/01/27	1,956
1,605,194	FN AL2187 ARM, 3.02%, 3/01/42	1,692
2,775,248	FN AL2221 15YR, 3.00%, 7/01/27	2,948
2,143,250	FN AO2280 ARM, 2.14%, 10/01/42	2,234
2,036,193	FN AO7975 15YR, 3.00%, 6/01/27	2,169
1,346,053	FN AP0619 ARM, 2.24%, 7/01/42	1,406
2,157,430	FN AP4080 ARM, 2.25%, 9/01/42	2,253
2,348,322	FN AP4746 15YR, 3.00%, 8/01/27	2,501
988,533	FN AP7869 ARM, 2.22%, 8/01/42	1,031
1,889,181	FN AQ4765 10YR, 2.50%, 11/01/22	1,988
1,824,258	FNR 2011-127 UC, 2.50%, 6/25/39	1,873
789,579	FNW 02-W6 2A, 7.04%, 6/25/42	959
199,135	FNW 04-W2 4A, 2.93%, 2/25/44	208
2,198,751	G2 5301 15YR, 3.50%, 2/20/27	2,358
1,433,363	G2 778200 20YR, 4.00%, 2/20/32	1,538
1,003,389	G2 778203 20YR, 4.75%, 2/20/32	1,080
1,110,670	G2 82457 ARM, 3.00%, 1/20/40	1,158
1,372,967	GN 737791 30YR, 4.50%, 12/15/40	1,522
758,298	GNR 2004-11 F, 0.50%, 2/20/34	761
1,176,210	GNR 2008-32 PA, 4.00%, 8/16/37	1,286
1,206,457	GNR 2009-26 BA, 4.00%, 1/16/38	1,317
1,274,264	GNR 2011-60 GK, 2.00%, 9/20/34	1,290
1,467,379	United States Small Business Administration,
	2.88%, 9/10/21	1,538

Total Mortgage Backed (Cost - $119,486)		120,271

NCUA Guaranteed (17%)
2,219,678	NCUA Guaranteed Notes Trust 2010-A1,
	0.55%, 12/07/20	2,226
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,608
1,391,388	NCUA Guaranteed Notes Trust 2010-R1,
	0.65%, 10/07/20	1,396
523,255	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	530
4,244,352	NCUA Guaranteed Notes Trust 2010-R2,
	0.57%, 11/06/17	4,262
2,744,125	NCUA Guaranteed Notes Trust 2010-R2,
	0.67%, 11/05/20	2,756
3,010,556	NCUA Guaranteed Notes Trust 2010-R3,
	0.76%, 12/08/20	3,028
1,694,000	NCUA Guaranteed Notes Trust 2011-R2,
	0.60%, 2/06/20	1,700
3,379,100	NCUA Guaranteed Notes Trust 2011-R4,
	0.58%, 3/06/20	3,387

Semi-Annual Report	16

Payden U.S. Government Fund continued

Principal or Shares	Security Description	Value (000)
1,235,826	NCUA Guaranteed Notes Trust 2011-R5,
	0.58%, 4/06/20	$ 1,237
773,552	NCUA Guaranteed Notes Trust 2011-R6,
	0.58%, 5/07/20	774

Total NCUA Guaranteed (Cost - $22,761)		22,904

Investment Company (5%)
6,298,924	Payden Cash Reserves Money Market Fund *
	(Cost - $6,299)	6,299

Total (Cost - $154,199) (113%)		155,262
Liabilities in excess of Other Assets (-13%)		(17,821)

Net Assets (100%)		$ 137,441

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

17	Payden Mutual Funds

Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	94%
U.S. Government Guaranteed	5%
Cash Equivalent	1%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (1%)
1,742,702	FDIC Structured Sale Guaranteed Notes 144A, 0.75%, 2/25/48 (a)	$ 1,747
1,905,091	FDIC Structured Sale Guaranteed Notes 144A, 0.90%, 12/29/45 (a)	1,905
5,252,223	FDIC Structured Sale Guaranteed Notes 144A, 0.92%, 12/04/20 (a)	5,291

Total FDIC Guaranteed (Cost - $8,913)		8,943

Mortgage Backed (141%)
6,798,092	FH 1A0001 ARM, 2.30%, 4/01/35	7,240
392,188	FH 1B3142 ARM, 2.84%, 11/01/36	422
1,496,254	FH 1B4282 ARM, 2.94%, 10/01/38	1,612
598,785	FH 1G0189 ARM, 2.45%, 4/01/35	639
5,259,848	FH 1G0501 ARM, 2.73%, 6/01/35	5,671
2,102,151	FH 1J1279 ARM, 2.45%, 4/01/36	2,248
3,716,713	FH 1Q0062 ARM, 2.25%, 11/01/35	3,948
179,646	FH 780444 ARM, 2.16%, 3/01/33	191
494,432	FH 782784 ARM, 2.39%, 10/01/34	527
1,983,914	FH 847228 ARM, 3.00%, 1/01/34	2,134
3,797,500	FH 848111 ARM, 2.69%, 9/01/37	4,050
3,118,496	FN 745551 ARM, 2.62%, 2/01/36	3,331
3,281,714	FN 783587 ARM, 2.35%, 3/01/35	3,472
4,308,384	FN 802649 ARM, 2.80%, 10/01/34	4,586
1,863,170	FN 832100 ARM, 2.69%, 7/01/35	2,000
1,210,648	FN 920795 ARM, 3.16%, 3/01/34	1,290
3,032,462	FN AK0419 ARM, 2.41%, 12/01/27	3,249
7,411,469	FN AL1264 ARM, 2.63%, 9/01/36	7,917
59,322	FNR 1998-12, 3.83%, 2/25/18	62
3,262,403	FNR 2007-95 A1, 0.45%, 8/27/36	3,261
3,975,827	FNW 04-W2 4A, 2.93%, 2/25/44	4,155
45,000,000	G2, 3.00%, 30YR TBA (b)	47,834
10,000,000	G2, 3.50%, 30YR TBA (b)	10,844
37,120,000	G2, 4.50%, 30YR TBA (b)	40,664
167,261	G2 3133 30YR, 6.50%, 9/20/31	199
2,659,037	G2 3415 30YR, 5.50%, 7/20/33	2,939
1,506,354	G2 3515 30YR, 5.50%, 2/20/34	1,668
2,112,283	G2 3584 30YR, 6.00%, 7/20/34	2,397
1,640,297	G2 3599 30YR, 6.50%, 8/20/34	1,889
1,768,313	G2 3711 30YR, 5.50%, 5/20/35	1,958
2,352,255	G2 3747 30YR, 5.00%, 8/20/35	2,593
1,533,647	G2 3772 30YR, 5.00%, 10/20/35	1,691
2,359,261	G2 3785 30YR, 5.00%, 11/20/35	2,601
1,086,545	G2 3805 30YR, 5.00%, 1/20/36	1,198
4,903,548	G2 3819 30YR, 5.50%, 2/20/36	5,404
663,595	G2 3891 30YR, 6.50%, 8/20/36	766
3,127,312	G2 4437 30YR, 5.00%, 5/20/39	3,325
2,180,143	G2 4558 30YR, 4.50%, 10/20/39	2,390
4,425,544	G2 4560 30YR, 5.50%, 10/20/39	4,877
5,465,179	G2 4678 30YR, 4.50%, 4/20/40	6,053
7,714,382	G2 4713 30YR, 4.50%, 6/20/40	8,544

Principal or Shares	Security Description	Value (000)

3,217,796	G2 4802 30YR, 5.00%, 9/20/40	$ 3,557
6,339,673	G2 4978 30YR, 4.50%, 3/20/41	7,021
8,828,348	G2 4979 30YR, 5.00%, 3/20/41	9,844
5,744,797	G2 5083 30YR, 5.00%, 6/20/41	6,352
10,993,761	G2 5115 30YR, 4.50%, 7/20/41	12,128
7,945,735	G2 5140 30YR, 4.50%, 8/20/41	8,765
9,753,115	G2 5175 30YR, 4.50%, 9/20/41	10,802
7,799,490	G2 5280 30YR, 4.00%, 1/20/42	8,492
2,198,751	G2 5301 15YR, 3.50%, 2/20/27	2,358
348,936	G2 688058 30YR, 4.50%, 8/20/38	372
3,418,656	G2 701705 30YR, 5.00%, 2/20/39	3,699
7,127,142	G2 710025 30YR, 5.65%, 8/20/59	8,015
3,133,308	G2 713314 30YR, 6.00%, 3/20/39	3,507
1,123,852	G2 728869 30YR, 4.13%, 4/20/40	1,227
1,010,048	G2 728870 30YR, 4.63%, 4/20/40	1,112
1,058,053	G2 736498 30YR, 4.13%, 4/20/40	1,156
659,179	G2 736499 30YR, 4.63%, 4/20/40	726
7,847,374	G2 736932 50YR, 4.88%, 11/20/60	8,851
7,557,319	G2 740427 50YR, 4.82%, 9/20/60	8,522
808,156	G2 742040 30YR, 4.13%, 5/20/40	883
710,076	G2 742041 30YR, 4.63%, 6/20/40	782
5,939,465	G2 757211 30YR, 4.50%, 12/20/40	6,610
979,593	G2 770239 30YR, 4.00%, 2/20/42	1,066
186,437	G2 80011 ARM, 1.63%, 11/20/26	195
661,697	G2 80013 ARM, 2.00%, 11/20/26	693
243,803	G2 80022 ARM, 1.63%, 12/20/26	255
189,919	G2 80023 ARM, 1.63%, 12/20/26	199
544,504	G2 80029 ARM, 1.63%, 1/20/27	569
1,189,832	G2 80044 ARM, 1.63%, 2/20/27	1,242
1,643,712	G2 80052 ARM, 1.63%, 3/20/27	1,716
242,920	G2 8006 ARM, 1.75%, 7/20/22	255
3,170,287	G2 80074 ARM, 1.75%, 5/20/27	3,330
480,053	G2 80134 ARM, 1.63%, 11/20/27	503
1,283,297	G2 80196 ARM, 1.75%, 5/20/28	1,348
220,297	G2 80272 ARM, 1.75%, 4/20/29	231
173,815	G2 80311 ARM, 1.75%, 8/20/29	182
3,650,467	G2 80319 ARM, 1.75%, 9/20/29	3,825
105,040	G2 80346 ARM, 1.63%, 11/20/29	110
1,023,885	G2 8041 ARM, 1.75%, 8/20/22	1,073
196,770	G2 80424 ARM, 1.75%, 7/20/30	206
448,572	G2 80428 ARM, 2.00%, 7/20/30	472
225,956	G2 80507 ARM, 1.75%, 4/20/31	237
1,067,477	G2 80541 ARM, 1.75%, 9/20/31	1,119
731,152	G2 80556 ARM, 1.63%, 11/20/31	766
828,335	G2 80569 ARM, 1.63%, 1/20/32	865
463,760	G2 80570 ARM, 1.63%, 1/20/32	484
189,748	G2 80579 ARM, 1.63%, 2/20/32	198
663,774	G2 80593 ARM, 1.75%, 4/20/32	697
619,474	G2 80604 ARM, 1.75%, 5/20/32	651
1,170,627	G2 80611 ARM, 1.75%, 6/20/32	1,226

Semi-Annual Report	18

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

257,095	G2 80612 ARM, 1.75%, 6/20/32	$ 270
592,394	G2 8062 ARM, 1.63%, 10/20/22	621
2,612,286	G2 80637 ARM, 1.75%, 9/20/32	2,737
1,998,177	G2 80696 ARM, 1.75%, 5/20/33	2,099
7,816,148	G2 80749 ARM, 1.63%, 10/20/33	8,191
883,258	G2 80780 ARM, 2.13%, 12/20/33	926
208,386	G2 80791 ARM, 2.63%, 12/20/33	219
5,582,874	G2 80795 ARM, 1.63%, 12/20/33	5,851
2,239,302	G2 80826 ARM, 1.63%, 2/20/34	2,360
3,450,265	G2 80835 ARM, 1.63%, 2/20/34	3,602
720,171	G2 80837 ARM, 1.63%, 2/20/34	752
608,984	G2 80932 ARM, 1.75%, 6/20/34	640
288,697	G2 80934 ARM, 1.75%, 6/20/34	303
637,375	G2 81018 ARM, 1.75%, 8/20/34	668
149,607	G2 81019 ARM, 2.25%, 8/20/34	157
707,593	G2 81036 ARM, 1.75%, 8/20/34	741
38,538	G2 81044 ARM, 1.75%, 8/20/34	40
1,050,702	G2 81166 ARM, 1.63%, 12/20/34	1,101
136,052	G2 8121 ARM, 1.63%, 1/20/23	142
2,605,654	G2 81214 ARM, 1.63%, 1/20/35	2,721
962,124	G2 81220 ARM, 1.63%, 1/20/35	1,005
850,266	G2 81278 ARM, 1.63%, 3/20/35	888
148,480	G2 81402 ARM, 2.25%, 7/20/35	155
37,397	G2 81405 ARM, 2.25%, 7/20/35	39
2,496,298	G2 81696 ARM, 1.75%, 6/20/36	2,622
565,622	G2 81807 ARM, 1.63%, 12/20/36	593
477,962	G2 81938 ARM, 1.75%, 7/20/37	501
528,561	G2 8198 ARM, 1.75%, 5/20/23	555
6,662,719	G2 82074 ARM, 2.50%, 5/20/38	6,980
3,986,546	G2 82107 ARM, 2.00%, 7/20/38	4,195
819,525	G2 82151 ARM, 1.75%, 9/20/38	859
160,440	G2 82245 ARM, 3.00%, 12/20/38	168
194,764	G2 8228 ARM, 1.75%, 7/20/23	204
7,014,759	G2 82457 ARM, 3.00%, 1/20/40	7,315
4,869,315	G2 82463 ARM, 3.75%, 1/20/40	5,229
2,620,390	G2 82606 ARM, 4.00%, 8/20/40	2,821
159,793	G2 8301 ARM, 1.63%, 10/20/23	167
3,014,379	G2 8302 ARM, 1.63%, 10/20/23	3,159
2,271,280	G2 83031 ARM, 2.50%, 1/20/42	2,402
2,447,725	G2 83048 ARM, 3.00%, 2/20/42	2,609
186,269	G2 8339 ARM, 1.63%, 12/20/23	195
489,222	G2 8358 ARM, 1.63%, 1/20/24	511
376,617	G2 8359 ARM, 1.63%, 1/20/24	393
355,190	G2 8371 ARM, 1.63%, 2/20/24	371
176,766	G2 8373 ARM, 1.63%, 2/20/24	185
570,622	G2 8387 ARM, 1.63%, 3/20/24	596
558,596	G2 8398 ARM, 1.75%, 4/20/24	587
531,658	G2 8399 ARM, 1.75%, 4/20/24	558
303,087	G2 8421 ARM, 1.75%, 5/20/24	318
526,563	G2 849350 ARM, 1.63%, 12/20/25	552
733,322	G2 849351 ARM, 1.63%, 11/20/25	769
1,629,834	G2 8547 ARM, 2.00%, 11/20/24	1,708
137,191	G2 8580 ARM, 2.00%, 1/20/25	143
204,437	G2 8595 ARM, 2.00%, 2/20/25	213
382,609	G2 8781 ARM, 1.63%, 1/20/26	399
368,113	G2 8814 ARM, 1.63%, 2/20/26	384
148,818	G2 8815 ARM, 1.63%, 2/20/26	155
104,668	G2 8855 ARM, 2.00%, 10/20/21	110
120,481	G2 8867 ARM, 1.63%, 11/20/21	126
874,244	G2 8968 ARM, 1.75%, 9/20/26	916

Principal or Shares	Security Description	Value (000)

209,384	G2 8989 ARM, 1.63%, 10/20/26	$ 219
1,982,436	G2 8991 ARM, 1.63%, 10/20/26	2,078
9,601,726	G2 MA0023 30YR, 4.00%, 4/20/42	10,454
4,278,829	G2 MA0089 30YR, 4.00%, 5/20/42	4,659
5,845,590	G2 MA0155 30YR, 4.00%, 6/20/42	6,368
4,883,972	G2 MA0528 30YR, 3.50%, 11/20/42	5,193
10,000,000	GN, 2.50%, 30YR TBA (b)	10,198
32,000,000	GN, 3.00%, 30YR TBA (b)	33,965
120,000,000	GN, 3.50%, 30YR TBA (b)	129,975
73,200,000	GN, 4.00%, 30YR TBA (b)	80,154
10,745,782	GN 367090 30YR, 4.50%, 7/15/41	11,946
12,534,608	GN 367092 30YR, 4.50%, 7/15/41	13,957
3,939,936	GN 455989 15YR, 5.00%, 7/15/26	4,311
354,567	GN 524825 30YR, 5.47%, 10/15/29	391
119,753	GN 524869 30YR, 5.47%, 1/15/30	132
282,826	GN 524925 30YR, 5.47%, 2/15/30	312
168,737	GN 524968 30YR, 5.47%, 3/15/30	186
168,545	GN 524996 30YR, 5.47%, 5/15/30	186
161,889	GN 525015 30YR, 5.47%, 6/15/30	178
115,878	GN 525033 30YR, 5.47%, 7/15/30	128
49,740	GN 546392 30YR, 5.47%, 2/15/31	55
668,967	GN 558954 20YR, 5.25%, 5/15/29	718
1,384,128	GN 558956 30YR, 4.50%, 6/15/29	1,492
279,005	GN 596009 30YR, 5.75%, 7/15/32	307
159,279	GN 596023 30YR, 5.75%, 7/15/32	175
195,584	GN 596035 30YR, 5.75%, 8/15/32	215
343,515	GN 596054 30YR, 5.75%, 8/15/32	378
163,823	GN 596071 30YR, 5.75%, 8/15/32	180
169,738	GN 596072 30YR, 5.75%, 7/15/32	187
510,167	GN 596090 30YR, 5.75%, 8/15/32	562
409,928	GN 596135 30YR, 5.75%, 8/15/32	452
155,567	GN 596166 30YR, 5.75%, 8/15/32	171
299,531	GN 596178 30YR, 5.75%, 9/15/32	330
197,681	GN 596197 30YR, 5.75%, 8/15/32	218
234,754	GN 596225 30YR, 5.75%, 9/15/32	259
44,005	GN 596230 30YR, 5.75%, 8/15/32	48
123,605	GN 596231 30YR, 5.75%, 9/15/32	136
196,869	GN 596237 30YR, 5.75%, 9/15/32	217
46,212	GN 596312 30YR, 5.75%, 9/15/32	51
67,965	GN 596313 30YR, 5.75%, 9/15/32	75
209,881	GN 596396 30YR, 5.75%, 9/15/32	231
462,534	GN 601699 30YR, 5.70%, 12/15/32	509
602,008	GN 601738 30YR, 5.25%, 1/15/33	664
465,943	GN 601772 30YR, 5.25%, 1/15/33	514
312,617	GN 601774 30YR, 5.25%, 1/15/33	345
176,216	GN 601775 30YR, 5.70%, 1/15/33	194
198,851	GN 601786 30YR, 5.25%, 2/15/33	219
247,861	GN 601791 30YR, 5.25%, 2/15/33	274
394,349	GN 601810 30YR, 5.25%, 2/15/33	435
314,127	GN 601845 30YR, 5.25%, 2/15/33	347
303,633	GN 601858 30YR, 5.70%, 2/15/33	334
158,094	GN 601871 30YR, 5.75%, 12/15/32	174
1,421,562	GN 601872 30YR, 5.25%, 3/15/33	1,569
76,030	GN 601912 30YR, 5.25%, 3/15/33	84
415,186	GN 601937 30YR, 5.25%, 3/15/33	458
239,151	GN 602002 30YR, 5.25%, 3/15/33	264
207,562	GN 602043 30YR, 5.25%, 4/15/33	229
1,027,672	GN 605099 30YR, 5.50%, 3/15/34	1,142
255,936	GN 613272 30YR, 5.25%, 5/15/33	282
182,165	GN 613354 30YR, 5.45%, 7/15/33	201

19	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

122,544	GN 613355 30YR, 5.70%, 4/15/33	$ 135
67,725	GN 613379 30YR, 5.45%, 7/15/33	75
2,362,071	GN 616826 30YR, 5.50%, 1/15/35	2,625
10,090,488	GN 616913 30YR, 3.50%, 2/15/42	11,062
1,478,830	GN 629903 35YR, 5.80%, 6/15/42	1,547
6,731,039	GN 630057 30YR, 5.13%, 4/15/48	7,507
4,553,630	GN 673234 30YR, 6.00%, 11/15/38	5,150
1,376,304	GN 677318 30YR, 6.00%, 9/15/38	1,560
578,270	GN 677378 30YR, 7.00%, 10/15/38	680
872,890	GN 690008 30YR, 7.00%, 10/15/38	1,040
1,651,998	GN 697066 30YR, 5.00%, 3/15/39	1,787
6,913,777	GN 701943 30YR, 5.00%, 6/15/39	7,693
5,022,051	GN 704439 30YR, 4.50%, 3/15/39	5,482
6,042,988	GN 710868 30YR, 5.50%, 9/15/39	6,640
1,983,983	GN 713930 30YR, 5.00%, 10/15/39	2,149
848,906	GN 728159 20YR, 5.25%, 11/15/29	912
8,600,767	GN 734089 30YR, 4.00%, 12/15/40	9,507
1,703,315	GN 743362 30YR, 4.75%, 6/15/40	1,862
307,097	GN 743363 30YR, 4.25%, 5/15/40	337
192,599	GN 743502 30YR, 4.25%, 6/15/40	209
772,531	GN 743503 30YR, 4.75%, 6/15/40	845
501,223	GN 743611 30YR, 4.75%, 6/15/40	548
7,115,881	GN 745183 30YR, 4.50%, 7/15/40	7,795
10,987,335	GN 745187 30YR, 4.50%, 7/15/40	12,177
203,704	GN 747368 30YR, 4.75%, 7/15/40	221
285,254	GN 747491 30YR, 4.75%, 7/15/40	310
65,394	GN 747610 30YR, 4.75%, 8/15/40	71
68,574	GN 747740 30YR, 4.25%, 9/15/40	74
369,837	GN 747741 30YR, 4.75%, 9/15/40	405
1,505,267	GN 761040 30YR, 4.25%, 3/15/41	1,651
1,189,382	GN 762726 30YR, 4.25%, 3/15/41	1,304
1,760,657	GN 763012 30YR, 4.25%, 4/15/41	1,931
1,355,114	GN 763216 30YR, 4.25%, 4/15/41	1,486
75,868	GN 768576 30YR, 4.25%, 4/15/41	83
266,894	GN 768721 30YR, 4.25%, 4/15/41	293
424,908	GN 768886 30YR, 4.25%, 6/15/41	466
277,122	GN 781324 30YR, 7.00%, 7/15/31	341
931,086	GN 781636 30YR, 5.50%, 7/15/33	1,041
1,197,286	GN 781810 30YR, 5.50%, 10/15/34	1,318
4,795,937	GN 781811 30YR, 5.00%, 10/15/34	5,284
3,916,555	GN 782835 30YR, 6.00%, 12/15/39	4,429
4,202,946	GN 782858 30YR, 6.00%, 11/15/39	4,753
10,421,421	GN 783479 30YR, 3.88%, 10/15/41	11,414
14,165,698	GN AA5452 30YR, 3.50%, 7/15/42	15,459
2,437,390	GNR 1998-2 FA, 0.70%, 1/16/28	2,472
674,598	GNR 1999-18 FA, 0.50%, 5/16/29	682
573,444	GNR 1999-37 FJ, 0.75%, 10/16/29	583
428,316	GNR 1999-40 FE, 0.75%, 11/16/29	432
583,548	GNR 1999-40 FK, 0.75%, 11/16/29	591
491,724	GNR 1999-45 FC, 0.60%, 12/16/29	495
590,068	GNR 1999-45 FH, 0.65%, 12/16/29	594
481,816	GNR 2000-22 FG, 0.40%, 5/16/30	484
153,617	GNR 2000-26 DF, 0.60%, 9/20/30	156
376,575	GNR 2000-26 FA, 0.75%, 9/20/30	382
626,090	GNR 2000-9 FG, 0.80%, 2/16/30	636
411,887	GNR 2000-9 FH, 0.70%, 2/16/30	417
500,173	GNR 2001-19 F, 0.70%, 5/16/31	506
86,576	GNR 2001-21 FN, 0.40%, 8/16/22	87
2,326,224	GNR 2001-22 FG, 0.55%, 5/16/31	2,353
196,901	GNR 2001-26 F, 0.55%, 5/16/31	199

Principal or Shares	Security Description	Value (000)

926,201	GNR 2001-31 FA, 0.45%, 6/16/31	$ 936
49,914	GNR 2001-33 F, 0.65%, 7/20/31	51
870,257	GNR 2001-35 FA, 0.45%, 8/16/31	879
575,916	GNR 2001-46 FA, 0.62%, 9/16/31	583
2,786,843	GNR 2001-47 FA, 0.60%, 9/16/31	2,821
1,099,201	GNR 2001-59 FA, 0.60%, 11/16/24	1,114
498,609	GNR 2001-64 F, 0.55%, 11/20/31	500
501,813	GNR 2001-65 FV, 0.60%, 2/20/29	508
581,051	GNR 2002-11 FJ, 0.70%, 2/20/32	589
606,637	GNR 2002-13 FA, 0.70%, 2/16/32	614
261,514	GNR 2002-24 FA, 0.70%, 4/16/32	265
212,409	GNR 2002-4 FY, 0.65%, 1/16/32	215
313,033	GNR 2002-41 HF, 0.60%, 6/16/32	317
1,573,079	GNR 2002-48 FG, 0.50%, 12/16/30	1,590
1,311,001	GNR 2002-48 FT, 0.40%, 12/16/26	1,318
1,539,365	GNR 2002-5 FP, 0.75%, 1/16/32	1,561
1,210,465	GNR 2002-72 FA, 0.60%, 10/20/32	1,222
556,814	GNR 2002-72 FB, 0.60%, 10/20/32	564
1,203,659	GNR 2002-72 FE, 0.60%, 10/20/32	1,219
2,066,166	GNR 2002-76 F, 0.40%, 1/16/31	2,077
284,805	GNR 2002-76 FY, 0.50%, 12/16/26	288
243,295	GNR 2002-79 FB, 0.45%, 11/16/32	244
3,583,432	GNR 2003-35 CF, 0.50%, 3/16/33	3,626
746,756	GNR 2003-69 FD, 0.65%, 2/16/29	755
2,089,540	GNR 2003-71 FC, 0.70%, 7/20/33	2,115
2,991,077	GNR 2003-94 FB, 0.50%, 12/16/30	3,020
2,638,226	GNR 2004-49 F, 0.60%, 11/20/30	2,642
6,577,855	GNR 2004-5 PF, 0.75%, 2/20/33	6,625
4,696,975	GNR 2004-56 F, 0.60%, 6/20/33	4,758
1,348,861	GNR 2004-59 FH, 0.45%, 8/16/34	1,362
1,523,520	GNR 2004-73 JM, 0.00%, 9/16/34	1,495
1,643,687	GNR 2005-6 FC, 0.40%, 3/20/33	1,645
806,547	GNR 2006-47 FA, 0.40%, 8/16/36	811
424,690	GNR 2006-62 FB, 0.36%, 11/20/36	427
1,139,097	GNR 2006-64 PO, 0.00%, 4/16/34	1,105
386,827	GNR 2007-59 FJ, 0.50%, 7/20/37	390
2,086,621	GNR 2007-76 FB, 0.70%, 11/20/37	2,109
5,455,721	GNR 2008-15 CF, 0.71%, 2/20/38	5,518
1,274,091	GNR 2008-2 FH, 0.65%, 1/20/38	1,288
1,764,315	GNR 2008-32 PA, 4.00%, 8/16/37	1,929
1,605,881	GNR 2008-67 UF, 0.65%, 6/20/38	1,625
5,394,671	GNR 2009-109 DF, 0.70%, 7/20/37	5,417
1,910,223	GNR 2009-26 BA, 4.00%, 1/16/38	2,086
3,245,653	GNR 2009-87 FB, 0.85%, 9/20/39	3,282
1,176,674	GNR 2009-93 EJ, 3.50%, 5/20/35	1,206
22,043,519	GNR 2010-132 IO, 1.74%, 11/16/52	1,789
9,394,042	GNR 2010-42 CO, 0.00%, 6/16/39	8,871
24,708,594	GNR 2010-71 IO, 1.01%, 3/16/52	1,086
1,000,000	GNR 2011-13 PB, 4.00%, 1/16/41	1,131
1,874,669	GNR 2011-60 GK, 2.00%, 9/20/34	1,897

Total Mortgage Backed (Cost - $987,668)		1,008,026

NCUA Guaranteed (6%)
4,124,248	NCUA Guaranteed Notes Trust 2010-R1, 0.65%, 10/07/20	4,137
8,350,361	NCUA Guaranteed Notes Trust 2010-R2, 0.57%, 11/06/17	8,384
4,513,099	NCUA Guaranteed Notes Trust 2010-R2, 0.67%, 11/05/20	4,533

Semi-Annual Report	20

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

2,662,629	NCUA Guaranteed Notes Trust 2011-C1, 0.73%, 3/09/21	$ 2,681
2,985,023	NCUA Guaranteed Notes Trust 2011-R2, 0.60%, 2/06/20	2,996
8,003,609	NCUA Guaranteed Notes Trust 2011-R3, 0.60%, 3/11/20	8,029
4,237,284	NCUA Guaranteed Notes Trust 2011-R4, 0.58%, 3/06/20	4,247
4,095,608	NCUA Guaranteed Notes Trust 2011-R5, 0.58%, 4/06/20	4,101
1,793,234	NCUA Guaranteed Notes Trust 2011-R6, 0.58%, 5/07/20	1,794

Total NCUA Guaranteed (Cost - $40,784)		40,902

Purchased Call Options (0%)
720	U.S. Treasury 10 Year Futures Option, 134, 6/22/13 (Cost - $179)	157

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
7,217,559	Payden Cash Reserves Money Market Fund * (Cost - $7,218)	$ 7,218

Total (Cost - $1,044,762) (149%)		1,065,246
Liabilities in excess of Other Assets (-49%)		(349,756)

Net Assets (100%)		$ 715,490

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

See notes to financial statements.

21	Payden Mutual Funds

Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	3%
AA	44%
A	15%
BBB	24%
BB or lower	14%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
115,751	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.86%, 11/25/32	$ 110
3,329,675	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	3,808
94,243	Landmark Mortgage Securities PLC, 0.73%, 6/17/38 GBP (b)(c)	138

Total Asset Backed (Cost - $3,553)		4,056

Corporate Bond (56%)
1,200,000	Abu Dhabi National Energy Co. 144A, 4.13%, 3/13/17 (a)	1,301
940,000	Air Canada 2013-1 Class A Pass Through Trust 144A, 4.13%, 5/15/25 (a)	955
3,000,000	American Honda Finance Corp. 144A, 0.90%, 8/05/13 (a)	3,005
1,020,000	American International Group Inc., 3.00%, 3/20/15	1,058
1,425,000	American Tower Corp., 3.50%, 1/31/23	1,443
1,685,000	ANZ New Zealand Int’l Ltd./London 144A, 1.13%, 3/24/16 (a)	1,692
1,415,000	Appalachian Power Co., 6.70%, 8/15/37	1,896
3,120,000	Apple Inc., 2.40%, 5/03/23	3,116
4,120,000	ArcelorMittal, 6.13%, 6/01/18	4,518
1,255,000	Ashland Inc. 144A, 3.88%, 4/15/18 (a)	1,297
1,690,000	AT&T Inc., 0.66%, 2/12/16	1,696
1,920,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	2,093
2,310,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	2,412
2,200,000	Baidu Inc., 3.50%, 11/28/22	2,224
2,540,000	Banco Bradesco SA/Cayman Islands 144A, 2.39%, 5/16/14 (a)	2,567
3,102,000	Banco de Credito del Peru 144A, 4.25%, 4/01/23 (a)(d)	3,128
2,380,000	Banco de Credito e Inversiones 144A, 4.00%, 2/11/23 (a)	2,400
4,580,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (a)	4,621
1,550,000	Banco del Estado de Chile 144A, 4.13%, 10/07/20 (a)	1,681
3,680,000	Bancolombia SA, 5.13%, 9/11/22 (d)	3,778
2,280,000	Bank of America Corp., 1.25%, 1/11/16	2,282
1,640,000	Bank of America Corp., 1.35%, 3/22/18	1,638
3,495,000	Bank of Montreal, 0.88%, 4/09/18	3,509
1,620,000	Barrick Gold Corp., 6.95%, 4/01/19	1,974
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,187
1,353,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	1,339
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,466

Principal or Shares	Security Description	Value (000)

3,100,000	BioMed Realty LP, 3.85%, 4/15/16	$ 3,297
2,245,000	Block Financial LLC, 5.50%, 11/01/22	2,420
1,905,000	Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,260
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,144
945,000	Cardinal Health Inc., 1.70%, 3/15/18	949
1,555,000	Carlyle Holdings II Finance LLC 144A, 5.63%, 3/30/43 (a)	1,606
2,700,000	Caterpillar Financial Services Corp., 2.63%, 3/01/23	2,729
1,270,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,340
1,170,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	1,441
1,465,000	CC Holdings GS V LLC 144A, 3.85%, 4/15/23 (a)	1,514
885,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,190
1,405,000	CenturyLink Inc., 5.80%, 3/15/22	1,490
2,925,000	Chubb Corp., 6.38%, 3/29/67	3,269
2,750,000	Cielo SA / Cielo USA Inc. 144A, 3.75%, 11/16/22 (a)	2,684
785,000	Citigroup Inc., 1.25%, 1/15/16	788
525,000	Citigroup Inc., 1.99%, 5/15/18	546
1,860,000	CNPC General Capital Ltd. 144A, 1.45%, 4/16/16 (a)	1,861
3,780,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	3,799
2,950,000	Commonwealth Bank of Australia 144A, 1.01%, 3/17/14 (a)	2,970
1,270,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 0.76%, 3/18/16	1,273
1,660,000	Corpbanca SA, 3.13%, 1/15/18	1,668
3,790,000	Credit Agricole SA/London 144A, 1.44%, 4/15/16 (a)	3,798
1,433,419	CVS Pass-Through Trust 144A, 5.79%, 1/10/26 (a)	1,634
2,510,000	Daimler Finance North America LLC 144A, 0.89%, 3/28/14 (a)	2,516
3,982,000	Digital Realty Trust LP, 5.88%, 2/01/20	4,663
2,750,000	Dignity Health, 3.13%, 11/01/22	2,744
1,000,000	DineEquity Inc., 9.50%, 10/30/18	1,145
2,225,000	Dow Chemical Co., 9.40%, 5/15/39	3,685
1,805,000	Duke Energy Corp., 3.05%, 8/15/22	1,872
2,070,000	Electricite de France SA 144A, 5.25%, 1/29/49 (a)	2,086
1,050,000	Elizabeth Arden Inc., 7.38%, 3/15/21	1,181
1,760,000	Embraer Overseas Ltd., 6.38%, 1/15/20	2,057
1,280,000	Encana Corp., 6.50%, 8/15/34	1,549
3,150,000	Enterprise Products Operating LLC, 4.85%, 3/15/44	3,399

Semi-Annual Report	22

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,020,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	$ 1,200
3,160,000	Express Scripts Holding Co., 2.75%, 11/21/14	3,253
1,310,000	Fidelity National Information Services Inc., 3.50%, 4/15/23	1,328
3,700,000	FirstEnergy Corp., 2.75%, 3/15/18	3,776
700,000	Flextronics International Ltd 144A, 4.63%, 2/15/20 (a)	719
2,380,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	2,469
3,710,000	Freeport-McMoRan Copper & Gold Inc. 144A, 3.10%, 3/15/20 (a)	3,739
2,050,000	Gazprom OAO Via Gaz Capital SA 144A, 3.85%, 2/06/20 (a)(d)	2,085
1,320,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/07/22 (b)(d)	1,546
2,240,000	GDF Suez 144A, 2.88%, 10/10/22 (a)	2,273
465,000	General Electric Capital Corp., 5.88%, 1/14/38	565
1,900,000	General Electric Capital Corp., 6.25%, 12/15/49	2,104
4,065,000	General Electric Capital Corp., 6.38%, 11/15/67	4,343
1,510,000	Goldcorp Inc., 2.13%, 3/15/18	1,512
5,795,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	5,809
5,155,000	Health Care REIT Inc., 4.13%, 4/01/19	5,655
3,060,000	Heathrow Funding Ltd. 144A, 4.88%, 7/15/21 (a)	3,471
3,115,000	HSBC USA Inc., 5.00%, 9/27/20	3,537
2,360,000	Hutchison Whampoa International 12 II Ltd. 144A, 3.25%, 11/08/22 (a)(d)	2,357
2,675,000	Imperial Tobacco Finance PLC 144A, 2.05%, 2/11/18 (a)	2,715
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,880
1,000,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,114
1,030,000	Interactive Data Corp., 10.25%, 8/01/18	1,175
2,050,000	Inter-American Development Bank, 3.88%, 9/17/19	2,393
3,180,000	JPMorgan Chase & Co., 1.18%, 1/25/18	3,206
855,000	JPMorgan Chase Bank NA, 0.61%, 6/13/16	841
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,506
2,450,000	KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18 (b)	3,139
3,740,000	Kennametal Inc., 2.65%, 11/01/19	3,792
2,630,000	KeyCorp, 6.50%, 5/14/13	2,635
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	3,446
2,085,000	Kroger Co., 6.40%, 8/15/17	2,493
770,000	Kroger Co., 7.50%, 4/01/31	1,010
1,000,000	Linn Energy LLC, 7.75%, 2/01/21	1,100
4,280,000	Lukoil International Finance BV 144A, 3.42%, 4/24/18 (a)	4,368
1,666,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16	1,934
771,000	Macy’s Retail Holdings Inc., 7.45%, 7/15/17	952
1,710,000	MassMutual Global Funding II 144A, 0.78%, 9/27/13 (a)	1,714
1,330,000	MDC Holdings Inc., 6.00%, 1/15/43	1,305
1,635,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	1,990
1,550,000	MetLife Inc., 6.40%, 12/15/36	1,738
320,000	MetLife Inc., 10.75%, 8/01/39 (d)	510
1,480,000	MetLife Institutional Funding II 144A, 1.18%, 4/04/14 (a)	1,492
1,000,000	MetroPCS Wireless Inc. 144A, 6.25%, 4/01/21 (a)	1,078

Principal or Shares	Security Description	Value (000)

1,185,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	$ 1,227
295,000	Morgan Stanley, 1.54%, 2/25/16	297
830,000	Morgan Stanley, 3.80%, 4/29/16	884
1,135,000	Morgan Stanley, 4.88%, 11/01/22	1,226
2,815,000	Murphy Oil Corp., 2.50%, 12/01/17	2,867
3,160,000	National Australia Bank Ltd. 144A, 1.23%, 7/25/14 (a)	3,196
2,380,000	NBCUniversal Media LLC, 6.40%, 4/30/40	3,208
1,380,000	Noble Holding International Ltd, 3.45%, 8/01/15	1,444
1,595,000	People’s United Financial Inc., 3.65%, 12/06/22	1,649
3,010,000	Petrobras International Finance Co., 5.38%, 1/27/21	3,339
2,530,000	Petroleos Mexicanos, 6.00%, 3/05/20	3,059
2,130,000	Petronas Capital Ltd., 7.88%, 5/22/22 (b)	3,005
1,050,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/01/17	1,145
2,335,000	Prudential Financial Inc., 5.63%, 6/15/43	2,458
3,800,000	RBS Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	3,984
1,940,000	Reynolds American Inc., 3.25%, 11/01/22	1,957
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.88%, 2/15/21	1,093
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,080
4,185,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	4,164
3,230,000	SES 144A, 3.60%, 4/04/23 (a)	3,331
4,030,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	4,032
990,000	Smiths Group PLC 144A, 3.63%, 10/12/22 (a)	994
2,010,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	2,083
1,370,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	1,448
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19	1,091
2,745,000	Standard Chartered PLC 144A, 3.95%, 1/11/23 (a)	2,810
2,900,000	Svenska Handelsbanken AB, 0.73%, 3/21/16	2,902
3,105,000	Symantec Corp., 4.20%, 9/15/20	3,371
835,000	Telecom Italia Capital SA, 5.25%, 11/15/13	852
2,520,000	Teva Pharmaceutical Finance III BV, 0.78%, 3/21/14	2,529
1,340,000	Time Warner Inc., 4.90%, 6/15/42	1,455
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,318
1,330,000	Vale Overseas Ltd, 6.25%, 1/23/17	1,542
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (a)	1,110
1,330,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (b)	1,604
1,025,000	Vivendi SA 144A, 4.75%, 4/12/22 (a)	1,106
1,450,000	Vodafone Group PLC, 0.68%, 2/19/16	1,452
2,953,000	Vornado Realty LP, 4.25%, 4/01/15	3,129
1,070,000	Wells Fargo Capital X, 5.95%, 12/15/36	1,105
2,405,000	Wesfarmers Ltd 144A, 1.87%, 3/20/18 (a)	2,440
1,645,000	Westpac Banking Corp., 4.88%, 11/19/19	1,947
1,865,000	Williams Companies Inc., 3.70%, 1/15/23	1,888

23	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.88%, 5/01/20	$ 1,143
1,750,000	Yum! Brands Inc., 6.88%, 11/15/37	2,330
1,900,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	1,955

Total Corporate Bond (Cost - $320,341)		333,359

Foreign Government (1%)
1,700,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	1,965
950,000	Indonesia Government International Bond, 11.63%, 3/04/19 (b)(d)	1,413
1,013,200	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (b)	1,277

Total Foreign Government (Cost - $4,097)		4,655

Mortgage Backed (32%)
483,379	Bear Stearns ARM Trust 2005-10, 2.67%, 10/25/35	471
13,842	Bear Sterns ARM Trust 2003-1, 2.75%, 4/25/33	14
1,290,000	Del Coronado Trust 144A, 1.00%, 3/15/26 (a)	1,290
8,407,957	FG Q12837 30YR, 3.00%, 11/01/42	8,771
365,348	FHR, 0.55%, 6/15/34	365
6,514,304	FHR 4065 IU, 4.00%, 6/15/32	1,411
18,980,000	FN, 3.00%, 30YR TBA (e)	19,858
7,400,000	FN, 4.00%, 30YR TBA (e)	7,923
7,340,899	FN 254766 30YR, 5.00%, 6/01/33	8,000
417,242	FN 725027 30YR, 5.00%, 11/01/33	455
3,412,201	FN 725423 30YR, 5.50%, 5/01/34	3,746
5,326,515	FN 725424 30YR, 5.50%, 4/01/34	5,847
961,971	FN 725425 30YR, 5.50%, 4/01/34	1,060
6,262,717	FN 745418 30YR, 5.50%, 4/01/36	6,851
6,128,638	FN 995203 30YR, 5.00%, 7/01/35	6,671
3,520,771	FN AB6385 30YR, 3.00%, 10/01/42	3,690
6,648,425	FN AB7905 15YR, 2.50%, 2/01/28	6,967
2,669,264	FN AE0138 30YR, 4.50%, 3/01/40	2,952
2,402,251	FN AJ7689 30YR, 4.00%, 12/01/41	2,574
9,602,359	FN AL2221 15YR, 3.00%, 7/01/27	10,198
6,696,414	FN AL2521 30YR, 3.50%, 9/01/42	7,144
6,645,394	FN AO7975 15YR, 3.00%, 6/01/27	7,079
1,688,224	FNW 04-W2 4A, 2.93%, 2/25/44	1,764
1,897,193	G2 5140 30YR, 4.50%, 8/20/41	2,093
2,435,776	G2 5175 30YR, 4.50%, 9/20/41	2,698
5,206,643	G2 5259 30YR, 4.00%, 12/20/41	5,669
2,549,616	GN 711522 30YR, 4.50%, 7/15/40	2,809
5,646,404	GN 734089 30YR, 4.00%, 12/15/40	6,241
5,258,224	GN 745187 30YR, 4.50%, 7/15/40	5,827
9,688,506	GN AA5452 30YR, 3.50%, 7/15/42	10,573
3,112,705	GNR 2012-76 GF, 0.50%, 6/16/42	3,119
300,000	Granite Master Issuer PLC, 1.06%, 12/17/54	263
195,414	Harborview Mortgage Loan Trust, 3.06%, 1/19/35	187
671,442	JP Morgan Mortgage Trust, 6.00%, 7/25/36	628
8,960,761	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/01/43 (a)	9,179
58,008	Morgan Stanley Mortgage Loan Trust, 2.31%, 7/25/34	59
1,579,887	Morgan Stanley Mortgage Loan Trust 2005-7, 5.50%, 11/25/35	1,617

Principal or Shares	Security Description	Value (000)

1,150,069	Prime Mortgage Trust, 5.00%, 10/25/35	$ 1,127
2,784,894	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	2,399
6,800,000	Sequoia Mortgage Trust 144A, 3.00%, 5/25/43 (a)	6,944
4,216,716	Sequoia Mortgage Trust, 3.50%, 9/25/42	4,379
129,263	Sequoia Mortgage Trust 10, 1.00%, 10/20/27	127
1,300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	1,309
69,762	Structured Asset Mortgage Investments Inc., 3.84%, 7/25/32	71
10,588	Structured Asset Securities Corp., 0.00%, 8/25/32	6
1,915,092	Thornburg Mortgage Securities Trust, 0.94%, 9/25/44	1,850
7,468,856	WaMu Mortgage Pass Through Certificates, 2.47%, 1/25/36	7,330
1,212,164	WaMu Mortgage Pass Through Certificates, 2.53%, 7/25/37	958

Total Mortgage Backed (Cost - $189,713)		192,563

Municipal (1%)
1,495,000	California State, 7.55%, 4/01/39	2,237
2,170,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18	2,186
1,820,000	New Jersey Transportation Trust Fund Authority, 1.76%, 12/15/18	1,825

Total Municipal (Cost - $5,505)		6,248

U.S. Treasury (20%)
5,000,000	U.S. Treasury Bill, 0.01%, 7/11/13 (f)(g)	5,000
10,500,000	U.S. Treasury Bill, 0.08%, 10/17/13 (g)	10,496
55,300,000	U.S. Treasury Note/Bond, 0.75%, 2/28/18	55,598
21,000,000	U.S. Treasury Note/Bond, 1.13%, 3/31/20	21,053
15,870,000	U.S. Treasury Note/Bond, 3.13%, 2/15/43	16,629
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	9,482

Total U.S. Treasury (Cost - $117,287)		118,258

Investment Company (5%)
14,101,271	Payden Cash Reserves Money Market Fund *	14,101
258,482	Payden Emerging Markets Bond Fund, Institutional Class *	3,978
1,314,991	Payden Emerging Markets Local Bond Fund, Investor Class *	14,163
115,337	Payden High Income Fund, Investor Class *	866

Total Investment Company (Cost - $31,806)		33,108

Total (Cost - $672,302) (116%)		692,247
Liabilities in excess of Other Assets (-16%)		(95,892)

Net Assets (100%)		$ 596,355

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.

Semi-Annual Report	24

Payden Core Bond Fund continued

(d)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $10,293 and the total market value of the collateral held by the Fund is $10,714. Amounts in 000s.
(e)	Security was purchased on a delayed delivery basis.
(f)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(g)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/23/2013	Canadian Dollar (Buy 5,910)	HSBC Securities	$82
7/30/2013	Mexican Peso (Buy 73,030)	RBS	19
6/18/2013	Thailand Baht (Buy 166,120)	HSBC Securities	79

			$180

Liabilities:
8/1/2013	Australian Dollar (Sell 17,306)	JP Morgan	(48)
5/8/2013	British Pound (Sell 97)	HSBC Securities	(4)
7/15/2013	Euro (Sell 2,246)	JP Morgan	(13)
7/24/2013	Japanese Yen (Sell 1,454,700)	JP Morgan	(110)
5/28/2013	Russian Ruble (Buy 169,590)	HSBC Securities	(37)
7/15/2013	Swiss Franc (Sell 8,230)	JP Morgan	(40)

			$(252)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
266	Euro-Bund Future	Jun-13	$51,404	$234
682	U.S. Treasury 10 Year Note Future	Jun-13	(90,951)	(752)

				$(518)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3M US LIBOR	(0.82%)	Sep-17	USD	61,500	$(352)
Barclays	3M US LIBOR	(4.01%)	Dec-40	USD	9,400	(2,513)

						$(2,865)

See notes to financial statements.

25	Payden Mutual Funds

Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	1%
AA	3%
A	23%
BBB	54%
BB or lower	19%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (92%)
Consumer Cyclical (3%)
215,000	Air Canada 2013-1 Class A Pass Through Trust
	144A, 4.13%, 5/15/25 (a)	$ 219
45,000	CVS Caremark Corp., 6.13%, 9/15/39	57
450,000	Macy’s Retail Holdings Inc., 4.30%, 2/15/43	437
232,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16	269
150,000	PVH Corp., 4.50%, 12/15/22	155
580,000	Wesfarmers Ltd 144A, 1.87%, 3/20/18 (a)	589
100,000	Yum! Brands Inc., 6.88%, 11/15/37	133

		1,859

Consumer Non-Cyclical (8%)
300,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	313
380,000	Cielo SA / Cielo USA Inc. 144A,
	3.75%, 11/16/22 (a)	371
650,000	ConAgra Foods Inc., 7.00%, 4/15/19	816
530,000	Cosan Luxembourg SA 144A, 5.00%, 3/14/23 (a)	541
605,000	Imperial Tobacco Finance PLC 144A,
	2.05%, 2/11/18 (a)	614
745,000	Kroger Co., 6.40%, 8/15/17	891
515,000	Mallinckrodt International Finance SA 144A,
	3.50%, 4/15/18 (a)	523
205,000	Mondelez International Inc., 6.50%, 2/09/40	278
250,000	Mylan Inc. 144A, 6.00%, 11/15/18 (a)	274
130,000	Reynolds American Inc., 3.25%, 11/01/22	131
360,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	370

		5,122

Energy (11%)
300,000	Canadian Natural Resources Ltd, 6.25%,
	3/15/38	374
720,000	Cliffs Natural Resources Inc., 3.95%, 1/15/18 (b)	730
115,000	Duke Energy Corp., 3.05%, 8/15/22	119
325,000	Encana Corp., 6.50%, 8/15/34	393
560,000	Enterprise Products Operating LLC,
	4.85%, 3/15/44	604
200,000	Gazprom Neft OAO Via GPN Capital SA 144A,
	4.38%, 9/19/22 (a)	201
200,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)(b)	204
250,000	Gazprom OAO Via Gaz Capital SA, 7.29%,
	8/16/37 (c)	311
150,000	GDF Suez 144A, 2.88%, 10/10/22 (a)	152
280,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)(b)	280
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	244
1,120,000	Lukoil International Finance BV 144A,
	3.42%, 4/24/18 (a)	1,143
635,000	Murphy Oil Corp., 2.50%, 12/01/17	647

Principal or Shares	Security Description	Value (000)

360,000	Noble Holding International Ltd,
	3.45%, 8/01/15	$ 377
200,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	198
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	313
510,000	Vale Overseas Ltd, 6.25%, 1/23/17	591
325,000	Williams Companies Inc., 3.70%, 1/15/23	329

		7,210

Financial (41%)
263,000	Banco de Credito del Peru 144A,
	4.25%, 4/01/23 (a)	265
545,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)	550
450,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	454
250,000	Bancolombia SA, 5.13%, 9/11/22 (b)	257
605,000	Bank of America Corp., 1.25%, 1/11/16	606
335,000	Bank of America Corp., 1.35%, 3/22/18	335
330,000	Bank of America Corp., 7.63%, 6/01/19	423
200,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	213
225,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	256
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	249
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	963
950,000	BioMed Realty LP, 3.85%, 4/15/16	1,010
485,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	501
305,000	Caterpillar Financial Services Corp.,
	2.63%, 3/01/23	308
110,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	116
100,000	CBQ Finance Ltd. 144A, 7.50%, 11/18/19 (a)	123
250,000	Chubb Corp., 6.38%, 3/29/67	279
250,000	Citigroup Inc., 5.90%, 12/29/49	262
115,000	Citigroup Inc., 6.00%, 10/31/33	130
500,000	Citigroup Inc., 6.01%, 1/15/15	542
320,000	Corpbanca SA, 3.13%, 1/15/18	321
900,000	Credit Agricole SA/London 144A,
	1.44%, 4/15/16 (a)	902
300,000	Credit Suisse/New York, 6.00%, 2/15/18	350
850,000	Digital Realty Trust LP, 5.88%, 2/01/20	995
75,000	ERAC USA Finance LLC 144A,
	2.75%, 3/15/17 (a)	78
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	507
500,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	645
455,000	General Electric Capital Corp., 4.65%, 10/17/21	521
80,000	General Electric Capital Corp., 5.88%, 1/14/38	97
100,000	General Electric Capital Corp., 6.25%, 12/15/49	111
1,415,000	General Electric Capital Corp., 6.38%, 11/15/67	1,512

Semi-Annual Report	26

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

205,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	$ 217
1,000,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	1,002
345,000	HSBC USA Inc., 5.00%, 9/27/20	392
200,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	204
440,000	International Lease Finance Corp. 144A,
	6.50%, 9/01/14 (a)	473
230,000	JPMorgan Chase & Co., 1.18%, 1/25/18	232
355,000	JPMorgan Chase & Co., 4.35%, 8/15/21	399
325,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	325
250,000	Lloyds TSB Bank PLC 144A,
	6.50%, 9/14/20 (a)(b)	286
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	263
105,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	128
505,000	MetLife Inc., 6.40%, 12/15/36	566
50,000	MetLife Inc., 10.75%, 8/01/39	80
425,000	Morgan Stanley, 1.54%, 2/25/16	428
575,000	Morgan Stanley, 4.88%, 11/01/22	621
280,000	National Rural Utilities Cooperative Finance
	Corp., 8.00%, 3/01/32	423
200,000	PACCAR Financial Corp., 0.55%, 2/08/16	200
350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	526
250,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35	316
260,000	People’s United Financial Inc., 3.65%, 12/06/22	269
325,000	Prudential Financial Inc., 5.63%, 6/15/43	342
200,000	Prudential Financial Inc., 5.88%, 9/15/42	217
625,000	QBE Insurance Group Ltd 144A,
	2.40%, 5/01/18 (a)	630
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	262
685,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	682
405,000	SLM Corp., 3.88%, 9/10/15	421
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	487
525,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	537
475,000	Swiss Re Treasury US Corp. 144A,
	4.25%, 12/06/42 (a)	482
490,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	510
295,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (a)	410
930,000	Vornado Realty LP, 4.25%, 4/01/15 (b)	986
240,000	Wachovia Capital Trust III, 5.57%, 3/29/49	242
125,000	Wells Fargo Capital X, 5.95%, 12/15/36	129
105,000	Westpac Banking Corp., 4.88%, 11/19/19	124
210,000	Woodside Finance Ltd. 144A,
	4.50%, 11/10/14 (a)	221

		27,913

Healthcare (4%)
600,000	Amgen Inc., 3.63%, 5/15/22	653
180,000	Dignity Health, 3.13%, 11/01/22	180
885,000	Health Care REIT Inc., 4.13%, 4/01/19	971
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	160
410,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	415

Principal or Shares	Security Description	Value (000)

200,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (a)	$ 222
400,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	436

		3,037

Industrial (6%)
150,000	Automotores Gildemeister SA 144A,
	8.25%, 5/24/21 (a)	164
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	459
620,000	Embraer Overseas Ltd., 6.38%, 1/15/20	725
300,000	Flextronics International Ltd 144A,
	4.63%, 2/15/20 (a)	308
450,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	510
450,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	468
420,000	Ryder System Inc., 3.50%, 6/01/17	450
465,000	Smiths Group PLC 144A, 3.63%, 10/12/22 (a)	467
120,000	Teck Resources Ltd., 5.40%, 2/01/43	119
300,000	Textron Inc., 5.60%, 12/01/17	340

		4,010

Material (5%)
250,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	256
940,000	ArcelorMittal, 6.13%, 6/01/18	1,031
280,000	Ashland Inc. 144A, 3.88%, 4/15/18 (a)	289
370,000	Barrick Gold Corp., 6.95%, 4/01/19	451
155,000	Dow Chemical Co., 9.40%, 5/15/39	257
840,000	Freeport-McMoRan Copper & Gold Inc. 144A,
	3.10%, 3/15/20 (a)	847
365,000	Goldcorp Inc., 2.13%, 3/15/18	365

		3,496

Technology (2%)
375,000	Dun & Bradstreet Corp., 3.25%, 12/01/17	388
450,000	Hewlett-Packard Co., 2.60%, 9/15/17	458
275,000	Symantec Corp., 4.20%, 9/15/20	299
545,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	550

		1,695

Telecommunication (8%)
250,000	AMC Networks Inc., 4.75%, 12/15/22	258
270,000	American Tower Corp., 3.50%, 1/31/23	273
300,000	American Tower Corp., 4.63%, 4/01/15	319
250,000	AT&T Inc., 6.55%, 2/15/39	322
310,000	Baidu Inc., 3.50%, 11/28/22	313
255,000	CC Holdings GS V LLC 144A,
	3.85%, 4/15/23 (a)	264
90,000	CenturyLink Inc., 5.80%, 3/15/22	95
250,000	Colombia Telecomunicaciones SA ESP 144A,
	5.38%, 9/27/22 (a)	251
100,000	Comcast Corp., 6.40%, 5/15/38	134
250,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (a)	253
175,000	News America Inc., 9.50%, 7/15/24	255
770,000	SES 144A, 3.60%, 4/04/23 (a)	794
200,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	202
200,000	TBG Global Pte Ltd 144A, 4.63%, 4/03/18 (a)	203
160,000	Time Warner Cable Inc., 4.50%, 9/15/42	153
100,000	Time Warner Entertainment Co. LP,
	8.38%, 7/15/33	144
400,000	Time Warner Inc., 7.63%, 4/15/31	567

27	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	$ 276
200,000	Vimpel Communications Via VIP Finance
	Ireland Ltd. OJSC, 9.13%, 4/30/18 (c)	241
70,000	Vivendi SA 144A, 4.75%, 4/12/22 (a)	76

		5,393

Utility (4%)
210,000	Abu Dhabi National Energy Co. 144A,
	2.50%, 1/12/18 (a)	214
200,000	Ameren Energy Generating Co., 7.95%, 6/01/32	150
195,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	196
830,000	FirstEnergy Corp., 2.75%, 3/15/18	847
355,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	368
250,000	MidAmerican Energy Holdings Co.,
	6.13%, 4/01/36	323
180,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	200
225,000	Sempra Energy, 9.80%, 2/15/19	318

		2,616

Total Corporate Bond (Cost - $59,095)		62,351

Municipal (1%)
505,000	Florida Hurricane Catastrophe Fund Finance
	Corp., 2.11%, 7/01/18
	(Cost - $505)	509

U.S. Treasury (0%)
100,000	U.S. Treasury Bill, 0.08%, 7/11/13 (d)(e)
	(Cost - $100)	100

Preferred Stock (2%)
12,700	Alexandria Real Estate Equities Inc.	337
10,000	Allstate Corp.	266
9,000	Public Storage	238
5,000	United Technologies Corp.	296
10,400	Vornado Realty Trust	259

Total Preferred Stock (Cost - $1,324)		1,396

Investment Company (7%)
2,229,156	Payden Cash Reserves Money Market Fund *	2,229
254,271	Payden Emerging Markets Local Bond Fund,
	Investor Class *	2,739

Total Investment Company (Cost - $4,917)		4,968

Total (Cost - $65,941) (102%)		69,324
Liabilities in excess of Other Assets (-2%)		(1,300)

Net Assets (100%)		$ 68,024

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $1,749 and the total market value of the collateral held by the Fund is $2,053. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
8/1/2013	Australian Dollar (Sell 984)	JP Morgan	$(3)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
35	U.S. Treasury 10 Year Note Future	Jun-13	$4,668	$13

See notes to financial statements.

Semi-Annual Report	28

Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	1%
BBB	2%
BB	44%
B	48%
CCC	5%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (98%)
Consumer Cyclical (12%)
4,555,000	AMC Entertainment Inc., 8.75%, 6/01/19	$ 5,039
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	3,070
5,250,000	Boyd Gaming Corp., 9.13%, 12/01/18	5,854
1,000,000	Caesars Entertainment Operating Co. Inc., 8.50%, 2/15/20	968
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/01/17	2,816
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc., 8.00%, 6/15/19 (a)	6,300
4,000,000	CityCenter Holdings LLC, 7.63%, 1/15/16	4,315
3,800,000	ClubCorp Club Operations Inc., 10.00%, 12/01/18	4,289
4,350,000	Coinstar Inc. 144A, 6.00%, 3/15/19 (b)	4,524
3,130,000	Constellation Brands Inc., 7.25%, 9/01/16	3,615
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,340
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,974
3,700,000	DineEquity Inc., 9.50%, 10/30/18	4,237
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/01/16	3,701
4,110,000	Elizabeth Arden Inc., 7.38%, 3/15/21	4,624
4,500,000	Hertz Corp., 6.75%, 4/15/19	5,006
2,000,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (b)	2,145
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,715
1,000,000	Levi Strauss & Co., 6.88%, 5/01/22	1,121
4,150,000	Levi Strauss & Co., 7.63%, 5/15/20 (a)	4,633
2,500,000	Ltd. Brands Inc., 6.63%, 4/01/21	2,884
3,500,000	Ltd. Brands Inc., 6.90%, 7/15/17	4,043
5,200,000	MGM Resorts International, 8.63%, 2/01/19	6,188
5,000,000	NBTY Inc., 9.00%, 10/01/18	5,656
3,385,000	Party City Holdings Inc. 144A, 8.88%, 8/01/20 (b)	3,842
4,050,000	Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	4,212
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18	2,203
4,264,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	4,669
4,500,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (b)	5,040
2,860,000	Toys R Us Property Co. II LLC, 8.50%, 12/01/17	3,085
3,790,000	Visteon Corp., 6.75%, 4/15/19	4,107
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.88%, 5/01/20	4,913

		128,128

Consumer Non-Cyclical (9%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	8,381
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (b)	2,316
5,005,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.50%, 4/01/23 (b)	5,186

Principal or Shares	Security Description	Value (000)

2,336,000	B&G Foods Inc., 7.63%, 1/15/18	$ 2,517
2,480,000	C&S Group Enterprises LLC 144A, 8.38%, 5/01/17 (b)	2,678
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18	4,589
2,000,000	Cott Beverages Inc., 8.13%, 9/01/18	2,205
4,815,000	Dean Foods Co., 7.00%, 6/01/16 (a)	5,489
5,500,000	Hawk Acquisition Sub Inc. 144A, 4.25%, 10/15/20 (b)	5,583
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	2,376
3,280,000	JBS SA 144A, 10.50%, 8/04/16 (b)	3,809
4,000,000	Kinetic Concepts Inc. / KCI USA Inc., 10.50%, 11/01/18	4,510
4,450,000	Libbey Glass Inc., 6.88%, 5/15/20	4,901
2,640,000	Mead Products LLC / ACCO Brands Corp. 144A, 6.75%, 4/30/20 (a)(b)	2,818
3,950,000	Minerva Luxembourg SA 144A, 7.75%, 1/31/23 (b)	4,227
4,260,000	Mylan Inc. 144A, 6.00%, 11/15/18 (b)	4,673
4,500,000	Reynolds Group Issuer Inc., 9.00%, 4/15/19	4,883
3,250,000	Reynolds Group Issuer Inc., 9.88%, 8/15/19	3,656
5,200,000	Sun Products Corp. 144A, 7.75%, 3/15/21 (b)	5,395
3,500,000	United Rentals North America Inc., 7.63%, 4/15/22	4,034
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	5,152

		89,378

Energy (20%)
3,975,000	Access Midstream Partners LP / ACMP Finance Corp., 6.13%, 7/15/22	4,392
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	2,902
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,306
3,250,000	Atlas Pipeline Partners LP 144A, 6.63%, 10/01/20 (a)(b)	3,437
1,055,000	Atlas Pipeline Partners LP 144A, 6.63%, 10/01/20 (b)	1,116
4,000,000	BreitBurn Energy Partners LP, 8.63%, 10/15/20	4,490
9,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21 (a)	9,945
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17 (a)	366
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,148
4,900,000	Cimarex Energy Co., 5.88%, 5/01/22	5,365
4,235,000	Concho Resources Inc., 5.50%, 4/01/23	4,531
3,915,000	CONSOL Energy Inc., 8.00%, 4/01/17	4,248
4,750,000	Copano Energy LLC / Copano Energy Finance Corp., 7.13%, 4/01/21	5,522

29	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,500,000	CVR Refining LLC / Coffeyville Finance Inc. 144A, 6.50%, 11/01/22 (b)	$ 4,658
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	5,208
1,920,000	El Paso Corp., 6.50%, 9/15/20	2,178
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,356
5,450,000	Energy Transfer Equity LP, 7.50%, 10/15/20	6,404
5,200,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	6,084
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,831
5,530,000	Forest Oil Corp., 7.25%, 6/15/19 (a)	5,627
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	5,193
5,000,000	Linn Energy LLC 144A, 6.25%, 11/01/19 (b)	5,250
3,000,000	Linn Energy LLC, 7.75%, 2/01/21	3,300
2,000,000	Linn Energy LLC, 8.63%, 4/15/20	2,245
3,284,000	MarkWest Energy Partners LP, 6.25%, 6/15/22	3,670
3,350,000	Newfield Exploration Co., 5.63%, 7/01/24	3,618
1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	1,095
5,500,000	NGPL PipeCo LLC 144A, 7.12%, 12/15/17 (b)	5,754
3,800,000	Niska Gas Storage, 8.88%, 3/15/18	4,094
2,720,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/01/18 (b)	1,720
5,200,000	Pacific Rubiales Energy Corp. 144A, 5.13%, 3/28/23 (b)	5,382
6,000,000	Peabody Energy Corp., 6.25%, 11/15/21	6,428
5,700,000	PetroBakken Energy Ltd. 144A, 8.63%, 2/01/20 (b)	5,900
3,000,000	Plains Exploration & Production Co., 6.63%, 5/01/21	3,360
2,450,000	Plains Exploration & Production Co., 6.75%, 2/01/22	2,781
2,500,000	Plains Exploration & Production Co., 6.88%, 2/15/23	2,859
4,300,000	Puget Energy Inc., 6.00%, 9/01/21	4,960
3,000,000	Sabine Pass Liquefaction LLC 144A, 5.63%, 2/01/21 (b)	3,112
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,880
5,000,000	Samson Investment Co. 144A, 9.75%, 2/15/20 (b)	5,338
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21	2,450
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	3,456
4,600,000	SESI LLC, 7.13%, 12/15/21	5,256
5,500,000	SM Energy Co., 6.50%, 1/01/23	6,105
5,900,000	SMU SA 144A, 7.75%, 2/08/20 (b)	6,306
3,000,000	Targa Resources Partners LP, 6.88%, 2/01/21	3,352
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,210
4,475,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	4,878
5,000,000	Whiting Petroleum Corp., 6.50%, 10/01/18	5,412
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,519

		211,997

Financial (13%)
5,200,000	Aircastle Ltd., 6.25%, 12/01/19	5,824
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (b)	4,801
13,500,000	Ally Financial Inc., 7.50%, 9/15/20	16,723
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	5,050
5,270,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (b)	5,624
3,000,000	CIT Group Inc., 4.25%, 8/15/17	3,191
4,000,000	CIT Group Inc., 5.25%, 3/15/18	4,440

Principal or Shares	Security Description	Value (000)

11,600,000	CIT Group Inc., 5.38%, 5/15/20	$ 13,137
4,700,000	Citigroup Inc., 5.95%, 12/29/49	4,929
4,325,000	CNO Financial Group Inc. 144A, 6.38%, 10/01/20 (b)	4,682
5,040,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (b)	5,342
3,500,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38 (a)	4,179
4,000,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (b)	4,150
4,500,000	Interactive Data Corp., 10.25%, 8/01/18	5,136
3,230,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (b)	3,692
3,600,000	International Lease Finance Corp., 5.75%, 5/15/16	3,934
3,530,000	International Lease Finance Corp., 8.25%, 12/15/20	4,421
4,000,000	Lennar Corp. 144A, 4.75%, 11/15/22 (b)	4,040
5,650,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (a)(b)	6,465
5,000,000	MMI International Ltd. 144A, 8.00%, 3/01/17 (a)(b)	5,094
2,450,000	Morgan Stanley, 4.88%, 11/01/22	2,646
5,300,000	MPT Operating Partnership LP, 6.88%, 5/01/21	5,804
1,500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 144A, 6.50%, 7/01/21 (b)	1,581
3,500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 144A, 7.88%, 10/01/20 (b)	3,938
4,000,000	Neuberger Berman Group LLC 144A, 5.88%, 3/15/22 (b)	4,310
3,750,000	UBS AG/Stamford CT, 7.63%, 8/17/22 (a)	4,356
3,000,000	XL Group PLC, 6.50%, 12/29/49	2,962

		140,451

Healthcare (6%)
6,800,000	Biomet Inc. 144A, 6.50%, 8/01/20 (b)	7,438
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	2,278
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22	4,280
5,000,000	Hanger Orthopedic Group Inc., 7.13%, 11/15/18	5,475
2,285,000	HCA Inc., 0.00%,	2,292
4,000,000	HCA Inc., 5.88%, 5/01/23	4,360
4,750,000	HCA Inc., 6.50%, 2/15/20	5,498
1,000,000	HCA Inc., 7.25%, 9/15/20	1,111
4,950,000	HCA Inc., 7.50%, 2/15/22	5,928
2,040,000	HCA Inc., 7.50%, 11/06/33 (a)	2,142
1,000,000	HCA Inc., 7.88%, 2/15/20	1,111
450,000	HealthSouth Corp., 7.25%, 10/01/18	488
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,127
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (b)	5,550
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/01/18	2,719
2,000,000	VPI Escrow Corp. 144A, 6.38%, 10/15/20 (b)	2,225
6,300,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	6,867

		60,889

Industrial (11%)
4,110,000	AK Steel Corp., 7.63%, 5/15/20	3,586

Semi-Annual Report	30

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

4,000,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (b)	$ 4,340
5,600,000	ArcelorMittal, 6.75%, 2/25/22	6,153
3,400,000	Arch Coal Inc., 7.00%, 6/15/19 (a)	3,170
4,400,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	4,796
1,960,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (b)	2,047
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)	4,886
1,600,000	Bombardier Inc. 144A, 6.13%, 1/15/23 (b)	1,738
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,380
4,600,000	Case New Holland Inc., 7.88%, 12/01/17	5,497
5,000,000	CHC Helicopter SA, 9.25%, 10/15/20	5,356
1,000,000	Continental Rubber of America Corp. 144A, 4.50%, 9/15/19 (a)(b)	1,044
5,000,000	Crown Americas LLC / Crown Americas Capital Corp. IV 144A, 4.50%, 1/15/23 (b)	5,131
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,528
1,500,000	Goodyear Tire & Rubber Co., 0.00%,	1,521
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22 (a)	4,345
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,105
3,080,000	Iron Mountain Inc., 7.75%, 10/01/19	3,496
3,600,000	Lear Corp., 8.13%, 3/15/20	4,072
4,070,000	Manitowoc Co. Inc., 5.88%, 10/15/22 (a)	4,345
3,455,000	Masco Corp., 6.13%, 10/03/16	3,889
5,560,000	Mobile Mini Inc., 7.88%, 12/01/20	6,241
4,950,000	Swift Services Holdings Inc., 10.00%, 11/15/18	5,692
4,650,000	Texas Industries Inc., 9.25%, 8/15/20 (a)	5,202
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,905
4,000,000	Trinseo Materials Operating SCA / Trinseo
	Materials Finance Inc. 144A, 8.75%, 2/01/19 (a)(b)	4,010
2,800,000	Triumph Group Inc. 144A, 4.88%, 4/01/21 (b)	2,905
3,045,000	Triumph Group Inc., 8.63%, 7/15/18	3,395

		109,775

Material (5%)
4,500,000	Ashland Inc. 144A, 4.75%, 8/15/22 (b)	4,714
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/01/20	3,946
4,500,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)(b)	4,613
3,700,000	FMG Resources August 2006 Pty Ltd. 144A,
	6.88%, 2/01/18 (a)(b)	3,954
3,000,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (a)(b)	3,315
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia
	Finance ULC, 8.88%, 2/01/18 (a)	3,940
4,900,000	Huntsman International LLC, 8.63%, 3/15/21 (a)	5,660
3,000,000	Ineos Finance PLC 144A, 7.50%, 5/01/20 (b)	3,368
1,400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (b)	1,584
2,930,000	NOVA Chemicals Corp., 8.38%, 11/01/16	3,157
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,255
1,000,000	Schaeffler Finance BV 144A, 8.50%, 2/15/19 (b)	1,146
5,100,000	Tronox Finance LLC 144A, 6.38%, 8/15/20 (a)(b)	5,106
4,080,000	U.S. Steel Corp., 7.38%, 4/01/20 (a)	4,325
3,250,000	Weyerhaeuser Co., 7.38%, 10/01/19	4,116

		55,199

Technology (2%)
800,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	862
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,588
2,424,000	First Data Corp., 12.63%, 1/15/21	2,642

Principal or Shares	Security Description	Value (000)

5,485,000	Seagate Technology HDD Holdings, 6.80%, 10/01/16	$ 6,225
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,789

		16,106

Telecommunication (17%)
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,859
1,655,000	Cablevision Systems Corp., 8.63%, 9/15/17	1,974
3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23	3,096
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,597
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 6/01/20	1,127
7,660,000	CenturyLink Inc., 5.80%, 3/15/22	8,122
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,545
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,828
3,465,000	Clear Channel Worldwide Holdings Inc. 144A, 6.50%, 11/15/22 (b)	3,734
1,285,000	Clear Channel Worldwide Holdings Inc. 144A, 6.50%, 11/15/22 (b)	1,372
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (b)	5,487
3,300,000	Cricket Communications Inc. Leap TL C-DD 1L, 7.00%, 3/08/20	3,316
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,267
2,750,000	DISH DBS Corp. 144A, 5.00%, 3/15/23 (b)	2,681
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,638
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,154
2,870,000	Entravision Communications Corp., 8.75%, 8/01/17	3,107
6,000,000	Equinix Inc., 5.38%, 4/01/23	6,315
3,550,000	Frontier Communications Corp., 7.13%, 1/15/23 (a)	3,688
2,000,000	Frontier Communications Corp., 8.13%, 10/01/18	2,330
4,500,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (b)	4,545
6,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	6,850
3,875,000	Lamar Media Corp., 7.88%, 4/15/18 (a)	4,253
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	4,720
3,000,000	Mediacom LLC, 9.13%, 8/15/19	3,368
5,500,000	MetroPCS Wireless Inc. 144A, 6.25%, 4/01/21 (b)	5,926
4,320,000	SBA Communications Corp. 144A, 5.63%, 10/01/19 (b)	4,563
4,700,000	Sinclair Television Group Inc. 144A, 6.13%, 10/01/22 (b)	5,005
4,300,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	4,461
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,264
14,000,000	Sprint Capital Corp., 6.90%, 5/01/19	15,277
3,030,000	Sprint Nextel Corp., 6.00%, 12/01/16	3,295
2,200,000	Sprint Nextel Corp., 6.00%, 11/15/22	2,304
5,000,000	Starz LLC / Starz Finance Corp. 144A, 5.00%, 9/15/19 (b)	5,244
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (b)	6,118
4,850,000	VeriSign Inc. 144A, 4.63%, 5/01/23 (b)	4,995
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (c)	3,618
3,000,000	Virgin Media Finance PLC, 4.88%, 2/15/22	3,075
2,540,000	Windstream Corp., 6.38%, 8/01/23	2,642

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,370,000	Windstream Corp., 7.00%, 3/15/19	$ 1,409
2,850,000	Windstream Corp., 7.50%, 6/01/22	3,156
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,864

		175,189

Utility (3%)
4,775,000	AES Corp., 8.00%, 10/15/17	5,742
1,170,000	AES Corp., 8.00%, 6/01/20	1,424
3,330,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,542
1,620,000	Calpine Corp. 144A, 7.88%, 7/31/20 (b)	1,843
3,700,000	GenOn Energy Inc., 9.88%, 10/15/20	4,292
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (b)	5,830
4,000,000	NRG Energy Inc., 7.63%, 5/15/19	4,360
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,519

		30,552

Total Corporate Bond (Cost - $931,291)		1,017,664

Investment Company (7%)
74,788,741	Payden Cash Reserves Money Market Fund * (Cost - $74,789)	74,789

Principal or Shares	Security Description	Value (000)

Total (Cost - $1,006,080) (105%)		$ 1,092,453
Liabilities in excess of Other Assets (-5%)		(49,280)

Net Assets (100%)		$ 1,043,173

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $57,947 and the total market value of the collateral held by the Fund is $59,797. Amounts in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

Semi-Annual Report	32

Payden Tax Exempt Bond Fund

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	10%
AA	35%
A	50%
BBB	5%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (17%)
200,000	California State, 5.00%, 4/01/20	$ 235
250,000	California State, 5.00%, 11/01/20 NATL-RE (a)	290
150,000	California State, 5.25%, 4/01/35	174
250,000	California State, 5.50%, 8/01/21	299
150,000	City of Columbus OH, 5.00%, 7/01/18	181
370,000	City of New York NY, 5.00%, 6/01/22	417
5,000	County of Prince George’s MD, 5.50%, 5/15/13 AGM (a)	5
250,000	JobsOhio Beverage System, 5.00%, 1/01/20	305
100,000	San Jose, CA Evergreen Community College District, 0.00%, 9/01/19 AMBAC (a)	90
200,000	Tri-County Metropolitan Transportation District, 3.00%, 11/01/19	217

Total General Obligation (Cost - $2,115)		2,213

Revenue (80%)
Airport/Port (6%)
200,000	Dallas/Fort Worth TX, International Airport, 5.00%, 11/01/23	236
180,000	Los Angeles, CA Harbor Department, 5.00%, 8/01/19	221
260,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/22	318

		775

Electric & Gas (8%)
15,000	Guam Power Authority, 5.00%, 10/01/21 AGM (a)	18
150,000	Indiana Municipal Power Agency, 5.00%, 1/01/22	183
200,000	Los Angeles, CA Department of Water & Power, 0.18%, 7/01/34	200
150,000	Lower Colorado River Authority, 5.00%, 5/15/19	183
200,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	247
125,000	Nebraska Public Power District, 5.00%, 1/01/20 AGM (a)	144

		975

Healthcare (10%)
120,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	122
125,000	City of Rochester MN, 4.00%, 11/15/38	144
140,000	Knox County, TN Health Educational & Housing Facilities Board, 5.00%, 1/01/22	166
200,000	Massachusetts Health & Educational Facilities Authority, 0.15%, 8/15/34	200
250,000	Michigan State Hospital Finance Authority, 2.00%, 11/15/47	260

Principal or Shares	Security Description	Value (000)

100,000	Monroeville, PA Finance Authority, 5.00%, 2/15/21	$ 121
225,000	University of Wisconsin Hospitals & Clinics Authority, 5.00%, 4/01/28	262

		1,275

Housing (2%)
200,000	Virginia Housing Development Authority, 1.75%, 4/01/20	200

Income Tax (3%)
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	242
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	153

		395

Industrial (0%)
50,000	Parish of St. Charles LA, 4.00%, 12/01/40	55

Industrial Development/Pollution Control (4%)
60,000	Beaver County, PA Industrial Development Authority, 2.70%, 4/01/35	61
130,000	California Statewide Communities Development Authority, 1.90%, 4/01/28	132
200,000	County of Oconee SC, 3.60%, 2/01/17	215
130,000	Golden State Tobacco Securitization Corp., 5.00%, 6/01/18	154

		562

Lease (19%)
100,000	California State Public Works Board, 5.00%, 12/01/21	123
150,000	California State Public Works Board, 5.00%, 6/01/22	183
150,000	California State Public Works Board, 5.00%, 9/01/36	165
250,000	Kentucky Asset Liability Commission, 5.25%, 9/01/18 NATL-RE (a)	302
200,000	Kentucky State Property & Building Commission, 4.00%, 11/01/19 AGM (a)	232
300,000	Laurens County, SC School District, 5.25%, 12/01/22	326
100,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/01/24	117
150,000	Miami-Dade County, FL School Board, 4.00%, 5/01/17 AGM (a)	166
190,000	New York State Urban Development Corp., 5.25%, 1/01/21	229

33	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

75,000	New York State Urban Development Corp., 5.25%, 1/01/23	$ 88
200,000	Oregon State Department of Administrative Services, 5.00%, 11/01/15	221
200,000	Perry Township, IN Multi School Building Corp., 4.00%, 7/15/24	217

		2,369

Miscellaneous (3%)
315,000	Harris County, TX Cultural Education Facilities
	Finance Corp., 4.00%, 11/15/21	358

Pollution Control (2%)
200,000	Mobile, AL Industrial Development Board,
	1.65%, 6/01/34	204

Pre-Refunded (0%)
10,000	California State Department of Water Resources,
	5.00%, 12/01/16 NATL-RE (a)	11

Recreational (0%)
50,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	55

Resource Recovery (2%)
200,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	220

Revenue Note (3%)
110,000	Burke County, GA Development Authority,
	1.75%, 12/01/49	113
250,000	St. Michael-Albertville, MN Independent School
	District No 885, 5.00%, 2/01/18 NATL-RE (a)	279

		392

Sales Tax (4%)
110,000	Arizona Transportation Board, 5.00%, 7/01/25	132
300,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 NATL-RE FGIC (a)	317

		449

Tax Allocation (1%)
115,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	134

Transportation (5%)
150,000	New Jersey Transportation Trust Fund Authority,
	5.00%, 6/15/23	180

Principal or Shares	Security Description	Value (000)

120,000	North Texas Tollway Authority, 5.00%, 1/01/20	$ 143
125,000	Sonoma-Marin, CA Area Rail Transit District, 5.00%, 3/01/25	151
100,000	Texas State Transportation Commission, 5.00%, 4/01/18	117

		591

University (5%)
205,000	California State University, 5.00%, 11/01/26	235
250,000	New York State Dormitory Authority, 4.00%, 5/15/20	290
125,000	New York State Dormitory Authority, 5.00%, 7/01/25	153

		678

Water & Sewer (3%)
150,000	City of Philadelphia PA Water & Sewer Revenue, 5.00%, 11/01/18	179
150,000	New York State Environmental Facilities Corp., 5.00%, 11/15/14	159

		338

Total Revenue (Cost - $9,533)		10,036

Investment Company (3%)
414,281	Dreyfus Tax-Exempt Cash Management Fund (Cost - $414)	414

Total (Cost - $12,062) (100%)		12,663
Liabilities in excess of Other Assets (0%)		(62)

Net Assets (100%)		$ 12,601

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
NATL-REFGIC	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.

See notes to financial statements.

Semi-Annual Report	34

Payden California Municipal Bond Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	1%
AA	46%
A	47%
BBB	6%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (28%)
400,000	California State, 3.00%, 2/01/23	$ 422
600,000	California State, 5.00%, 3/01/17 NATL-RE (a)	672
500,000	California State, 5.00%, 8/01/20	570
480,000	California State, 5.00%, 11/01/22	579
460,000	California State, 5.00%, 11/01/23	548
1,000,000	California State, 5.25%, 2/01/20	1,233
480,000	California State, 5.25%, 10/01/21	585
600,000	California State, 5.25%, 10/01/23	733
1,300,000	California State, 5.50%, 4/01/19	1,605
750,000	California State, 5.50%, 8/01/21	898
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	628
130,000	City of Berkeley CA, 4.50%, 9/01/28 AMBAC (a)	141
320,000	City of Los Angeles CA, 5.00%, 9/01/21	402
250,000	City of Los Angeles CA, 5.25%, 9/01/13 NATL-RE FGIC (a)	254
585,000	Coast Community College District CA, 5.00%, 8/01/23 AGM (a)	656
475,000	East Side, CA Union High School District, 5.00%, 8/01/21	577
530,000	Long Beach, CA Unified School District, 5.00%, 8/01/20	647
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21	542
460,000	Manteca, CA Unified School District, 5.00%, 9/01/24 AGM (a)	541
475,000	Pasadena, CA Unified School District, 5.00%, 5/01/21	588
200,000	Perris, CA Union High School District, 3.75%, 9/01/13 NATL-RE FGIC (a)	202
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)	367
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	305

Total General Obligation (Cost - $12,707)		13,695

Revenue (70%)
Airport/Port (9%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	199
500,000	City of Long Beach CA, 5.00%, 5/15/17 NATL-RE (a)	544
300,000	City of Long Beach CA, 5.00%, 5/15/19	365
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	242
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	360

Principal or Shares	Security Description	Value (000)

745,000	Los Angeles, CA Harbor Department, 5.00%, 8/01/19	$ 916
750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/17	875
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	411
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE FGIC (a)	440

		4,352

Electric & Gas (11%)
550,000	California State Department of Water Resources, 5.00%, 5/01/16	624
450,000	California State Department of Water Resources, 5.00%, 5/01/21	535
490,000	City of Chula Vista CA, 1.65%, 7/01/18	498
50,000	Guam Power Authority, 5.00%, 10/01/21 AGM (a)	60
200,000	Los Angeles, CA Department of Water & Power, 0.18%, 7/01/34	200
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/01/23	610
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	617
400,000	Northern California Power Agency, 5.00%, 7/01/18	475
595,000	Sacramento, CA Municipal Utility District, 5.00%, 8/15/21	742
135,000	Southern California Public Power Authority, 0.00%, 7/01/15 NATL-RE (a)	132
665,000	Southern California Public Power Authority, 5.00%, 7/01/18	797

		5,290

Healthcare (3%)
380,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	385
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	405
410,000	City of Torrance CA, 5.00%, 9/01/22	480

		1,270

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	177

Industrial Development/Pollution Control (5%)
160,000	Beaver County, PA Industrial Development Authority, 2.70%, 4/01/35	164

35	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/01/19	$ 584
410,000	California Infrastructure & Economic Development Bank, 5.00%, 6/01/21	516
515,000	California Statewide Communities Development Authority, 1.90%, 4/01/28	523
515,000	Golden State Tobacco Securitization Corp., 5.00%, 6/01/18	610

		2,397

Lease (16%)
240,000	Beverly Hills, CA Public Financing Authority, 4.00%, 6/01/20	280
410,000	California State Public Works Board, 5.00%, 12/01/18	491
400,000	California State Public Works Board, 5.00%, 4/01/19	478
1,585,000	California State Public Works Board, 5.00%, 3/01/21	1,922
1,000,000	California State Public Works Board, 5.00%, 12/01/21	1,230
570,000	California State Public Works Board, 5.00%, 12/01/31	638
500,000	California State Public Works Board, 5.00%, 9/01/36	551
500,000	County of Los Angeles CA, 5.00%, 3/01/21	586
630,000	County of Orange CA, 5.00%, 6/01/14 NATL-RE (a)	661
500,000	Los Angeles County, CA Schools Regionalized Business Services Corp., 3.00%, 3/01/15 AGM (a)	512
500,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/01/23	589

		7,938

Recreational (0%)
150,000	California Infrastructure & Economic Development Bank, 5.00%, 7/01/16	163

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	550

Sales Tax (3%)
465,000	Bay Area, CA Governments Association, 5.00%, 8/01/17 NATL-RE FGIC (a)	491
500,000	San Diego County, CA Regional Transportation Commission, 5.00%, 4/01/20	620
365,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/01/18	435

		1,546

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	485
70,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)	72

		557

Transportation (4%)
1,000,000	Bay Area, CA Governments Association, 5.00%, 8/01/17 XLCA (a)	1,011

Principal or Shares	Security Description	Value (000)

1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/01/15 AGM (a)	$ 1,061

		2,072

University (4%)
1,000,000	California State University, 4.00%, 11/01/29	1,064
705,000	University of California, 5.00%, 5/15/18	830
300,000	University of California, 5.00%, 5/15/20	358

		2,252

Water & Sewer (13%)
200,000	Brentwood, CA Infrastructure Financing Authority, 5.50%, 7/01/20	232
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/01/18 NATL-RE (a)	844
500,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/20	622
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	382
205,000	City of San Luis Obispo CA, 4.00%, 6/01/23	232
325,000	Contra Costa, CA Water District, 5.00%, 10/01/18	394
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/17	588
735,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/20	903
300,000	Sacramento County, CA Sanitation Districts Financing Authority, 0.17%, 12/01/40	300
595,000	Sacramento County, CA Sanitation Districts Financing Authority, 3.00%, 12/01/15	632
550,000	San Diego County, CA Water Authority, 5.00%, 5/01/21 AGM (a)	648
200,000	San Diego, CA Public Facilities Financing Authority, 5.00%, 5/15/19	242
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	526

		6,545

Total Revenue (Cost - $33,085)		35,109

Investment Company (1%)
589,307	Dreyfus General CA Municipal Money Market
	Fund (Cost - $589)	589

Total (Cost - $46,381) (99%)		49,393
Other Assets, net of Liabilities (1%)		583

Net Assets (100%)		$ 49,976

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

See notes to financial statements.

Semi-Annual Report	36

Payden Global Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Portfolio Composition - percent of value

AAA	14%
AA	21%
A	20%
BBB	32%
BB or less	13%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.38%, 12/08/14	$ 1,003
100,000	QBE Insurance Group Ltd., 6.13%, 9/28/15	172

		1,175

Australia (USD) (3%)
390,000	Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	392
365,000	Commonwealth Bank of Australia 144A, 2.13%, 3/17/14 (a)	370
175,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)(b)	183
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (a)	250
390,000	Westpac Banking Corp., 0.95%, 1/12/16	393
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	221
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	73
800,000	WT Finance Austust Pty Ltd. / Westfield Capital / WEA Finance LLC 144A, 5.13%, 11/15/14 (a)	851

		2,733

Bahrain (USD) (0%)
180,000	ICICI Bank Ltd./Bahrain 144A, 5.50%, 3/25/15 (a)	191

Bermuda (USD) (1%)
300,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	316
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	131
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (a)	265

		712

Brazil (USD) (2%)
400,000	Banco Bradesco SA/Cayman Islands 144A, 2.39%, 5/16/14 (a)	405
340,000	Banco do Brasil SA/Cayman Islands 144A, 4.50%, 1/22/15 (a)	357
350,000	Banco do Nordeste do Brasil SA 144A, 3.63%, 11/09/15 (a)	363
190,000	Caixa Economica Federal 144A, 2.38%, 11/06/17 (a)	186

		1,311

Canada (USD) (3%)
240,000	Bank of Montreal, 0.80%, 11/06/15	241
200,000	Bank of Montreal, 0.88%, 4/09/18	201
200,000	Bank of Nova Scotia, 0.75%, 10/09/15	200
110,000	Barrick Gold Corp. 144A, 2.50%, 5/01/18 (a)	111
280,000	Canadian Imperial Bank of Commerce, 0.90%, 10/01/15	281
120,000	Rogers Communications Inc., 6.38%, 3/01/14	125
115,000	Teck Resources Ltd., 3.85%, 8/15/17	124

Principal or Shares	Security Description	Value (000)

220,000	Toronto-Dominion Bank, 1.40%, 4/30/18	$ 222
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16	210
140,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	148
480,000	Xstrata Finance Canada Ltd. 144A, 2.45%, 10/25/17 (a)	489

		2,352

Cayman Islands (USD) (1%)
250,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	262
110,000	Petrobras International Finance Co., 2.88%, 2/06/15	113

		375

Chile (USD) (1%)
200,000	Banco de Credito e Inversiones 144A, 3.00%, 9/13/17 (a)	206
350,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (a)	353
260,000	Corpbanca SA, 3.13%, 1/15/18	261

		820

China (USD) (0%)
200,000	Baidu Inc., 2.25%, 11/28/17	203

Colombia (USD) (0%)
200,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)	217
100,000	Bancolombia SA, 4.25%, 1/12/16 (b)	106

		323

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 1.32%, 5/20/15	333

Denmark (USD) (1%)
790,000	Danske Bank AS 144A, 1.33%, 4/14/14 (a)	794

France (EUR) (1%)
400,000	RCI Banque SA, 1.11%, 4/07/15	509

France (USD) (3%)
790,000	Banque PSA Finance SA 144A, 2.18%, 4/04/14 (a)	784
500,000	RCI Banque SA 144A, 2.15%, 4/11/14 (a)	502
600,000	Societe Generale SA 144A, 1.60%, 12/13/13 (a)	604
150,000	Veolia Environnement SA, 5.25%, 6/03/13	150
130,000	Vivendi SA 144A, 2.40%, 4/10/15 (a)	133

		2,173

Germany (USD) (0%)
350,000	FMS Wertmanagement AoeR, 1.00%, 11/21/17	353

Hong Kong (USD) (0%)
200,000	Hutchison Whampoa International Ltd. 144A, 2.00%, 11/08/17 (a)	202

Ireland (GBP) (1%)
250,000	GE Capital UK Funding, 0.66%, 3/20/17	378

37	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Ireland (USD) (1%)
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd. 144A, 3.15%, 3/06/17 (a)	$ 202
200,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	198

		400

Japan (EUR) (0%)
100,000	Softbank Corp. 144A, 4.63%, 4/15/20 (a)	140

Japan (USD) (1%)
320,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.74%, 2/26/16 (a)	320
340,000	Nomura Holdings Inc., 1.73%, 9/13/16	342
200,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	208
250,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	250

		1,120

Luxembourg (USD) (0%)
200,000	ArcelorMittal, 4.25%, 8/05/15	209

Mexico (MXN) (2%)
9,673,500	Mexican Bonos, 5.00%, 6/15/17	824
5,898,500	Mexican Bonos, 6.00%, 6/18/15	506

		1,330

Mexico (USD) (0%)
100,000	America Movil SAB de CV, 3.63%, 3/30/15	105
170,000	Kansas City Southern de Mexico SA de CV 144A, 2.35%, 5/15/20 (a)	171

		276

Netherlands (EUR) (1%)
356,658	Globaldrive Auto Receivables 2011-A BV 144A, 0.87%, 4/20/19 (a)	473

Netherlands (USD) (1%)
300,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	323
220,000	Lukoil International Finance BV 144A, 3.42%, 4/24/18 (a)	225
350,000	Volkswagen International Finance NV 144A, 1.15%, 11/20/15 (a)	353

		901

Norway (USD) (0%)
200,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 5/02/18 (a)	200

Panama (USD) (0%)
230,000	Banco de Credito del Peru/ 144A, 4.75%, 3/16/16 (a)	247

Peru (USD) (0%)
180,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	178

Qatar (USD) (1%)
200,000	Qatar Government International Bond 144A, 3.13%, 1/20/17 (a)	214
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.50%, 9/30/14 (a)	425

		639

Singapore (USD) (0%)
200,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.63%, 3/13/15 (a)	204

Sweden (USD) (1%)
390,000	Svenska Handelsbanken AB, 0.73%, 3/21/16	390

Principal or Shares	Security Description	Value (000)
United Arab Emirates (USD) (0%)
200,000	Abu Dhabi National Energy Co. 144A, 2.50%, 1/12/18 (a)	$ 204

United Kingdom (EUR) (1%)
300,000	Gracechurch Card Funding PLC 144A, 0.92%, 2/15/17 (a)	399

United Kingdom (GBP) (5%)
400,000	Chester Asset Receivables Dealings 2004-1 PLC, 0.70%, 4/15/16	622
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	480
200,000	Experian Finance PLC, 5.63%, 12/12/13	320
600,000	National Grid PLC, 6.13%, 4/15/14	980
220,000	Prudential PLC, 1.25%, 11/16/15	344
250,000	SSE PLC, 5.75%, 2/05/14	403
250,000	United Utilities Water PLC, 6.13%, 12/29/15	438

		3,587

United Kingdom (USD) (5%)
200,000	ANZ New Zealand Int’l Ltd./London 144A, 1.13%, 3/24/16 (a)	201
280,000	Barclays Bank PLC, 1.32%, 1/13/14	282
190,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)	192
310,000	Credit Agricole SA/London 144A, 1.44%, 4/15/16 (a)	311
723,068	Fosse Master Issuer PLC 144A, 1.68%, 10/18/54 (a)	732
350,000	Gracechurch Card Funding PLC 144A, 0.90%, 2/15/17 (a)	353
750,000	Granite Master Issuer PLC, 1.06%, 12/17/54	656
540,000	HSBC Bank PLC 144A, 1.63%, 7/07/14 (a)(b)	548
610,000	Lloyds TSB Bank PLC, 2.63%, 1/24/14	619
310,000	Vodafone Group PLC, 0.68%, 2/19/16	310

		4,204

United States (EUR) (0%)
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	321

United States (GBP) (1%)
150,000	American Express Credit Corp., 5.38%, 10/01/14	248
200,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	324

		572

United States (USD) (60%)
700,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	706
160,000	Actavis Inc., 5.00%, 8/15/14	168
130,000	Airgas Inc., 2.85%, 10/01/13	131
175,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)	183
300,000	Ally Financial Inc., 4.63%, 6/26/15	316
300,000	Ally Master Owner Trust, 0.65%, 2/15/18	300
500,000	Ally Master Owner Trust, 0.65%, 4/15/18	500
70,000	American Express Credit Corp., 1.75%, 6/12/15	72
300,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	304
90,000	American International Group Inc., 2.38%, 8/24/15	92
195,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	212
175,000	Apple Inc., 0.45%, 5/03/16	175
410,000	Apple Inc., 0.52%, 5/03/18	410

Semi-Annual Report	38

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

200,000	Apple Inc., 1.00%, 5/03/18	$ 199
160,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	168
250,000	Ashland Inc. 144A, 3.00%, 3/15/16	257
160,000	Astoria Financial Corp., 5.00%, 6/19/17	172
300,000	AT&T Inc., 0.68%, 2/12/16	301
110,000	Autodesk Inc., 1.95%, 12/15/17	110
110,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	115
190,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 4.88%, 11/15/17 (a)(b)	201
390,000	Bank of America Corp., 1.35%, 3/22/18	390
175,000	Bank of America Corp., 3.70%, 9/01/15	184
100,000	Bank of America Corp., 3.75%, 7/12/16	106
229,858	Bank of America Mortgage 2002-K Trust, 2.75%, 10/20/32	229
90,000	BB&T Corp., 1.60%, 8/15/17	91
14,368	Bear Stearns Asset Backed Securities Trust, 0.25%, 9/25/36	14
90,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	91
270,000	Capital One Financial Corp., 1.00%, 11/06/15	269
260,000	Capital One Financial Corp., 2.13%, 7/15/14	264
100,000	Carnival Corp., 1.20%, 2/05/16	100
70,000	Carnival Corp., 1.88%, 12/15/17	70
90,000	CC Holdings GS V LLC 144A, 2.38%, 12/15/17 (a)	91
190,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	200
380,000	Citigroup Inc., 1.07%, 4/01/16	382
390,000	Citigroup Inc., 1.25%, 1/15/16	391
359,000	Citigroup Inc., 2.25%, 8/07/15	369
220,000	CNH Capital LLC, 3.88%, 11/01/15	229
60,000	Computer Sciences Corp., 2.50%, 9/15/15	62
80,000	ConAgra Foods Inc., 1.30%, 1/25/16	81
40,000	ConAgra Foods Inc., 1.35%, 9/10/15	40
442,367	Credit Suisse Mortgage Capital Certificates 144A, 1.20%, 2/27/47 (a)	446
440,000	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	439
590,000	Credit Suisse/New York, 1.24%, 1/14/14	594
300,000	Cricket Communications Inc. Leap TL C-DD 1L, 7.00%, 3/08/20	302
170,000	Daimler Finance North America LLC 144A, 1.25%, 1/11/16 (a)	171
480,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (a)	485
260,000	DENTSPLY International Inc., 1.79%, 8/15/13	261
135,000	Digital Realty Trust LP, 4.50%, 7/15/15	144
140,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.13%, 2/15/16	148
34,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16	36
165,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 4.75%, 10/01/14	174
440,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	445
230,000	DISH DBS Corp., 4.63%, 7/15/17	235
210,000	Dow Chemical Co., 2.50%, 2/15/16	219
150,000	Duke Realty LP, 5.40%, 8/15/14	158

Principal or Shares	Security Description	Value (000)

125,000	E*TRADE Financial Corp., 6.00%, 11/15/17	$ 133
140,000	Eaton Corp. 144A, 0.95%, 11/02/15 (a)	141
654,399	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	657
60,000	Enterprise Products Operating LLC, 1.25%, 8/13/15	61
60,000	Equifax Inc., 4.45%, 12/01/14	63
160,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	162
180,000	ERAC USA Finance LLC 144A, 2.75%, 7/01/13 (a)	181
100,000	Express Scripts Holding Co., 2.10%, 2/12/15	102
919,581	FDIC Structured Sale Guaranteed Notes 144A, 0.92%, 12/04/20 (a)	926
577,545	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	610
488,222	FDIC Trust 144A, 2.18%, 5/25/50 (a)	498
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	111
250,000	Fifth Third Bank/Ohio, 4.75%, 2/01/15	266
500,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	507
240,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16	242
881,448	FN AP9539 30YR, 3.00%, 10/01/42	923
1,000,000	FN, 30YR TBA, 4.50%, 2/01/43 (c)	1,078
370,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	385
100,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	101
100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	102
350,000	General Electric Capital Corp., 2.15%, 1/09/15	359
270,000	General Electric Capital Corp., 3.75%, 11/14/14	283
60,000	General Mills Inc., 0.58%, 1/29/16	60
60,000	General Mills Inc., 0.88%, 1/29/16	60
220,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (a)	233
780,000	Goldman Sachs Group Inc., 1.30%, 2/07/14	784
410,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	411
210,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	213
400,000	GSAMP Trust 2004-SEA2, 0.85%, 3/25/34	396
606,835	Harborview Mortgage Loan Trust, 2.94%, 12/19/35	533
90,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (a)	90
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	720
50,000	HCA Inc., 6.75%, 7/15/13	51
420,000	HCP Inc., 2.70%, 2/01/14	426
100,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	106
100,000	Ingredion Inc., 3.20%, 11/01/15	105
85,000	International Lease Finance Corp., 4.88%, 4/01/15	90
170,000	International Lease Finance Corp. 144A, 6.50%, 9/01/14 (a)	183
260,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	270
190,000	JPMorgan Chase & Co., 1.10%, 10/15/15	191

39	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	JPMorgan Chase & Co., 1.18%, 1/25/18	$ 202
170,000	KeyCorp, 3.75%, 8/13/15	181
100,000	Kraft Foods Group Inc., 1.63%, 6/04/15	102
200,000	Kroger Co., 2.20%, 1/15/17	207
160,604	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	184
150,000	Lennar Corp., 4.75%, 12/15/17	160
140,000	Marathon Oil Corp., 0.90%, 11/01/15	140
110,000	Masco Corp., 4.80%, 6/15/15	116
131,496	MASTR Asset Securitization Trust, 5.00%, 7/25/19	137
320,000	Metropolitan Life Global Funding I 144A, 1.70%, 6/29/15 (a)	327
300,000	Morgan Stanley, 1.54%, 2/25/16	302
500,000	Morgan Stanley, 1.56%, 4/25/18	500
100,000	Murphy Oil Corp., 2.50%, 12/01/17	102
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	261
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	203
160,000	NBCUniversal Enterprise Inc. 144A, 0.97%, 4/15/18 (a)	161
50,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	50
300,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	303
850,000	Nissan Master Owner Trust Receivables, 0.50%, 2/15/18	851
290,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	291
140,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	143
60,000	PACCAR Financial Corp., 1.05%, 6/05/15	61
60,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 7/11/14 (a)	61
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (a)	208
70,000	Phillips 66, 1.95%, 3/05/15	72
70,000	Phillips 66, 2.95%, 5/01/17	75
220,000	Plains Exploration & Production Co., 6.50%, 11/15/20	246
160,000	Principal Life Global Funding II 144A, 1.00%, 12/11/15 (a)	161
270,000	Regions Financial Corp., 2.00%, 5/15/18	269
348,112	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	300
60,000	Reynolds American Inc., 1.05%, 10/30/15	60
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	173
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	250
100,000	SBA Communications Corp. 144A, 5.63%, 10/01/19 (a)	106
358,760	Sequoia Mortgage Trust, 1.45%, 2/25/43	357
289,227	Sequoia Mortgage Trust, 1.55%, 4/25/43	289
337,053	Sequoia Mortgage Trust, 3.50%, 4/25/42	347
60,000	Simon Property Group LP, 4.20%, 2/01/15	63
469,278	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (b)	469
176,402	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	177

Principal or Shares	Security Description	Value (000)

167,904	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (a)	$ 170
510,000	Susser Holdings LLC, 8.50%, 5/15/16	534
200,000	TD Ameritrade Holding Corp., 4.15%, 12/01/14	211
300,000	Tech Data Corp., 3.75%, 9/21/17	314
145,000	Tesoro Corp., 4.25%, 10/01/17	153
897,224	Thornburg Mortgage Securities Trust, 1.79%, 3/25/44	900
140,000	Time Warner Inc., 3.15%, 7/15/15	147
4,200,000	U.S. Treasury Note, 0.38%, 1/15/16	4,210
2,090,000	U.S. Treasury Note, 0.38%, 3/15/16	2,095
900,000	U.S. Treasury Note, 1.25%, 10/31/15 (d)	922
60,000	UnitedHealth Group Inc., 1.40%, 10/15/17	61
400,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (a)	419
360,000	Ventas Realty LP / Ventas Capital Corp., 2.00%, 2/15/18	365
243,829	Vericrest Opportunity Loan Transferee 144A, 2.73%, 11/25/60 (a)	244
100,000	Viacom Inc., 4.38%, 9/15/14	105
170,000	Vornado Realty LP, 4.25%, 4/01/15	180
260,000	Wachovia Bank NA, 4.80%, 11/01/14	276
120,000	Walgreen Co., 1.00%, 3/13/15	121
90,000	Wal-Mart Stores Inc., 0.60%, 4/11/16	90
575,949	WaMu Mortgage Pass Through Certificates, 2.75%, 10/25/36	498
120,000	WellPoint Inc., 1.25%, 9/10/15	121
460,000	WellPoint Inc., 2.38%, 2/15/17	479
280,000	Wells Fargo & Co., 0.91%, 4/23/18	281
195,000	Windstream Corp., 7.88%, 11/01/17	229
45,000	Windstream Corp., 8.13%, 8/01/13	46
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	155
230,000	WPX Energy Inc., 5.25%, 1/15/17	247

		48,145

Virgin Islands (British) (USD) (1%)
200,000	CNPC General Capital Ltd. 144A, 1.45%, 4/16/16 (a)	200
300,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	300
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	202

		702

Total Bonds (Cost - $78,875)		79,778

Investment Company (2%)
1,256,504	Payden Cash Reserves Money Market Fund * (Cost - $1,257)	1,257

Total (Cost - $80,132) (101%)		81,035
Liabilities in excess of Other Assets (-1%)		(809)

Net Assets (100%)		$ 80,226

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $1,038 and the total market value of the collateral held by the Fund is $1,073. Amount in 000s.

Semi-Annual Report	40

Payden Global Low Duration Fund continued

(c)	Security was purchased on a delayed delivery basis.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
5/8/2013	British Pound (Sell 3,718)	HSBC Securities	$(148)
6/3/2013	British Pound (Sell 517)	JP Morgan	(21)
6/3/2013	British Pound (Sell 1,012)	JP Morgan	(36)
5/8/2013	Euro (Sell 1,659)	Goldman Sachs	(54)
7/30/2013	Mexican Peso (Sell 6,780)	RBS	(2)

			$(261)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
11	U.S. Treasury 10 Year Note Future	Jun-13	$(1,467)	$—
4	U.S. Treasury 5 Year Note Future	Jul-13	499	—

				$—

See notes to financial statements.

41	Payden Mutual Funds

Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value
AAA	12%
AA	26%
A	11%
BBB	26%
BB or Less	25%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (76%)
Australia (AUD) (5%)
2,000,000	Australia Government Bond, 6.00%, 2/15/17	$ 2,329

Australia (USD) (0%)
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	188

Belgium (EUR) (0%)
130,000	Anheuser-Busch InBev NV, 2.88%, 9/25/24	181

Bermuda (EUR) (1%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	228

Brazil (BRL) (2%)
337,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	407
560,000	Brazilian Government International Bond, 12.50%, 1/05/16	333

		740

Canada (CAD) (1%)
130,000	Canadian Government Bond, 3.75%, 6/01/19	148
240,000	Canadian Government Bond, 5.00%, 6/01/37	352

		500

Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	271

Finland (EUR) (1%)
180,000	Finland Government Bond, 2.63%, 7/04/42	256
170,000	Finland Government Bond, 2.75%, 7/04/28	247

		503

France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	349

France (EUR) (4%)
150,000	AXA SA, 5.25%, 4/16/40	211
100,000	Electricite de France SA, 4.25%, 12/29/49	138
450,000	France Government Bond OAT, 3.00%, 10/25/15	635
670,000	France Government Bond OAT, 3.50%, 4/25/20	1,027

		2,011

France (GBP) (0%)
100,000	Cie de St-Gobain, 4.63%, 10/09/29	164

France (USD) (1%)
260,000	Credit Agricole SA/London 144A, 1.44%, 4/15/16 (a)	261

Germany (EUR) (2%)
200,000	Allianz SE, 5.63%, 10/17/42	305
100,000	Bundesobligation, 1.75%, 10/09/15	138
140,000	Bundesrepublik Deutschland, 1.75%, 7/04/22	195
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	206
60,000	Daimler AG, 1.75%, 1/21/20	80

Principal or Shares	Security Description	Value (000)

120,000	RWE AG, 4.63%, 9/29/49	$ 165

		1,089

Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich Insurance Co Ltd., 4.25%, 10/02/43	263
70,000	GE Capital European Funding, 1.63%, 3/15/18	94

		357

Ireland (GBP) (1%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	229

Ireland (RUB) (1%)
10,000,000	Novatek OAO via Novatek Finance Ltd. 144A, 7.75%, 2/21/17 (a)	325

Italy (EUR) (3%)
150,000	Italy Buoni Poliennali Del Tesoro, 3.75%, 8/01/15	207
100,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/01/37	121
900,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/01/20	1,279

		1,607

Japan (JPY) (9%)
110,000,000	Japan Government Ten Year Bond, 1.30%, 12/20/19	1,199
25,000,000	Japan Government Ten Year Bond, 1.50%, 12/20/17	272
45,000,000	Japan Government Thirty Year Bond, 1.90%, 9/20/42	492
25,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	280
15,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	175
120,000,000	Japan Government Twenty Year Bond, 1.60%, 6/20/30	1,298
60,000,000	Japan Government Twenty Year Bond, 1.90%, 12/20/28	684

		4,400

Japan (USD) (0%)
200,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)	207

Netherlands (EUR) (3%)
110,000	British American Tobacco Holdings The Netherlands BV, 2.38%, 1/19/23	148
340,000	Netherlands Government Bond 144A, 2.25%, 7/15/22 (a)	482
470,000	Netherlands Government Bond 144A, 3.25%, 7/15/15 (a)	663

		1,293

Semi-Annual Report	42

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
Spain (EUR) (1%)
90,000	Spain Government Bond, 4.20%, 1/31/37	$ 110
180,000	Spain Government Bond, 4.25%, 10/31/16	251
230,000	Spain Government Bond, 4.85%, 10/31/20	328

		689

Sweden (USD) (1%)
250,000	Svenska Handelsbanken AB, 0.73%, 3/21/16	250

Switzerland (EUR) (1%)
170,000	UBS AG/Jersey, 4.50%, 9/16/19	233

United Kingdom (EUR) (2%)
100,000	FCE Bank PLC, 1.88%, 5/12/16	134
110,000	Heathrow Funding Ltd., 4.60%, 9/30/14 (b)	153
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (b)	75
50,000	HSBC Holdings PLC, 6.00%, 6/10/19	81
50,000	Imperial Tobacco Finance PLC, 8.38%, 2/17/16	79
165,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	257
150,000	Standard Chartered Bank, 5.88%, 9/26/17	230

		1,009

United Kingdom (GBP) (6%)
110,000	Aviva PLC, 6.13%, 11/14/36	183
75,000	Barclays Bank PLC, 6.75%, 1/16/23	131
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	208
110,000	HSBC Bank PLC, 5.38%, 11/04/30	195
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	180
100,000	Next PLC, 5.38%, 10/26/21	183
130,000	Scottish Widows PLC, 5.50%, 6/16/23 (b)	209
360,000	United Kingdom Gilt, 2.75%, 1/22/15	585
260,000	United Kingdom Gilt, 4.25%, 3/07/36	503
160,000	United Kingdom Gilt, 4.25%, 12/07/55	317

		2,694

United Kingdom (USD) (1%)
300,000	Standard Chartered PLC 144A, 3.95%, 1/11/23 (a)	307

United States (EUR) (1%)
200,000	AT&T Inc., 1.88%, 12/04/20	266
100,000	Morgan Stanley, 5.38%, 8/10/20	158
100,000	National Grid North America Inc., 1.75%, 2/20/18	134

		558

United States (GBP) (0%)
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc., 4.38%, 9/14/29	165

United States (IDR) (0%)
1,500,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	210

United States (USD) (26%)
115,000	Altria Group Inc., 4.75%, 5/05/21	132
150,000	American International Group Inc., 3.00%, 3/20/15	156
105,000	American Tower Corp., 3.50%, 1/31/23	106
190,000	Bank of America Corp., 1.25%, 1/11/16	190
100,000	Bank of America Corp., 3.70%, 9/01/15	105
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	239
100,000	BioMed Realty LP, 3.85%, 4/15/16	106

Principal or Shares	Security Description	Value (000)

50,000	Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	$ 59
190,000	Carlyle Holdings II Finance LLC 144A, 5.63%, 3/30/43 (a)	196
90,000	CBS Corp., 5.75%, 4/15/20	108
145,000	Chubb Corp., 6.38%, 3/29/67	162
315,000	Citigroup Inc., 6.01%, 1/15/15	341
150,000	Daimler Finance North America LLC 144A, 1.88%, 1/11/18 (a)	152
250,000	Digital Realty Trust LP, 5.88%, 2/01/20	293
150,000	Dignity Health, 3.13%, 11/01/22	150
152,000	Dow Chemical Co., 9.40%, 5/15/39	252
160,000	Enterprise Products Operating LLC, 3.35%, 3/15/23	167
420,000	FNMA 30YR TBA, 4.50%, (c)	453
50,000	General Electric Capital Corp., 5.88%, 1/14/38	61
120,000	General Electric Capital Corp., 6.38%, 11/15/67	128
57,754	GreenPoint Mortgage Funding Trust, 0.48%, 6/25/45	24
215,000	Health Care REIT Inc., 4.95%, 1/15/21	244
180,000	Hewlett-Packard Co., 4.65%, 12/09/21	187
29,413	Indymac Index Mortgage Loan Trust, 2.74%, 10/25/34	28
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	124
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	260
115,000	MDC Holdings Inc., 6.00%, 1/15/43	113
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	91
130,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	158
45,000	MetLife Inc., 6.40%, 12/15/36	51
55,000	MetLife Inc., 10.75%, 8/01/39 (d)	88
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	207
170,000	Morgan Stanley, 4.88%, 11/01/22	184
100,000	Murphy Oil Corp., 2.50%, 12/01/17	102
95,000	NBCUniversal Media LLC, 4.38%, 4/01/21	110
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	67
75,000	Owens Corning, 4.20%, 12/15/22	79
105,000	Phillips 66, 2.95%, 5/01/17	112
110,000	Prudential Financial Inc., 5.63%, 6/15/43	116
152,000	Prudential Financial Inc., 7.38%, 6/15/19	196
185,000	Ryder System Inc., 3.50%, 6/01/17	198
150,000	Sempra Energy, 9.80%, 2/15/19	212
110,000	State Street Corp., 4.96%, 3/15/18	125
141,587	Structured Adjustable Rate Mortgage Loan Trust, 2.67%, 10/25/34	139
229,811	Thornburg Mortgage Securities Trust, 0.94%, 9/25/44	222
450,000	U.S. Treasury Bill, 0.14%, 6/27/13 (e)	450
700,000	U.S. Treasury Note, 0.25%, 6/30/14	701
200,000	U.S. Treasury Note, 0.63%, 8/31/17	201
900,000	U.S. Treasury Note, 0.88%, 12/31/16	915
170,000	U.S. Treasury Note, 0.88%, 1/31/17	173
250,000	U.S. Treasury Note, 1.25%, 8/31/15	256
890,000	U.S. Treasury Note, 2.75%, 8/15/42	864
130,000	U.S. Treasury Note, 3.13%, 5/15/21	148
200,000	U.S. Treasury Note, 5.25%, 2/15/29 (f)	278
140,000	U.S. Treasury Note, 5.38%, 2/15/31	200
195,000	Vornado Realty LP, 4.25%, 4/01/15	207
80,000	Wachovia Corp., 5.50%, 8/01/35	93

43	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
210,000	Wachovia Corp., 5.63%, 10/15/16	$ 241
155,000	Williams Companies Inc., 3.70%, 1/15/23	157
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	124
75,000	Yum! Brands Inc., 6.88%, 11/15/37	100
170,000	Zoetis Inc. 144A, 3.25%, 2/01/23 (a)	175

		12,276

Total Bonds (Cost - $34,687)		35,623

Investment Company (24%)
704,543	Payden Cash Reserves Money Market Fund *	704
356,517	Payden Emerging Markets Bond Fund, Institutional Class *	5,487
176,983	Payden Emerging Markets Local Bond Fund, Investor Class *	1,906
444,029	Payden High Income Fund, Investor Class *	3,335

Total Investment Company (Cost - $11,101)		11,432

Total (Cost - $45,788) (100%)		47,055
Liabilities in excess of Other Assets (0%)		(169)

Net Assets (100%)		$ 46,886

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $88 and the total market value of the collateral held by the Fund is $91.
(e)	Yield to maturity at time of purchase.
(f)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
5/8/2013	Australian Dollar (Sell 2,661)	RBS	$17
6/27/2013	Brazilian Real (Sell 1,554)	RBS	5
5/23/2013	Canadian Dollar (Buy 1,404)	HSBC Securities	19
5/24/2013	Canadian Dollar (Buy 189)	RBS	3
5/24/2013	Euro (Buy 1,584)	RBS	41
6/20/2013	Indonesian Rupiah (Sell 2,055,000)	HSBC Securities	—
5/8/2013	Japanese Yen (Sell 492,900)	RBS	249
7/30/2013	Mexican Peso (Buy 17,290)	RBS	5
5/24/2013	Swiss Franc (Buy 320)	RBS	6

			$345

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
8/1/2013	Australian Dollar (Sell 1,361)	JP Morgan	(4)
5/24/2013	Australian Dollar (Buy 422)	RBS	(1)
5/8/2013	British Pound (Sell 1,756)	HSBC Securities	(74)
5/24/2013	British Pound (Sell 402)	RBS	(12)
5/8/2013	Canadian Dollar (Sell 1,082)	RBS	(10)
5/8/2013	Euro (Sell 2,766)	Goldman Sachs	(93)
7/15/2013	Euro (Sell 712)	JP Morgan	(4)
5/8/2013	Euro (Sell 2,806)	RBS	(91)
5/8/2013	Euro (Sell 3,582)	RBS	(116)
7/24/2013	Japanese Yen (Sell 296,700)	JP Morgan	(22)
5/24/2013	Japanese Yen (Buy 60,200)	RBS	(16)
6/20/2013	Philippine Peso (Buy 56,050)	HSBC Securities	(27)
5/28/2013	Russian Ruble (Buy 32,260)	HSBC Securities	(7)
7/15/2013	Swiss Franc (Sell 1,740)	JP Morgan	(9)
5/8/2013	Swiss Franc (Sell 320)	RBS	(6)

			$(492)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
1	Canadian 10 Year Bond Future	Jun-13	$136	$4
10	Euro-Bobl Future	Jun-13	1,671	9
1	Euro-Bund Future	Jun-13	(193)	(4)
3	Euro-Schatz Future	Jun-13	438	—
1	Japan 10 Year Bond Future	Jun-13	1,484	(2)
2	Long Gilt Future	Jun-13	(374)	(3)
20	U.S. Long Bond Future	Jun-13	(2,968)	(81)
27	U.S. Treasury 10 Year Note Future	Jun-13	(3,601)	(46)
68	U.S. Treasury 5 Year Note Future	Jul-13	8,476	46
2	U.S. Ultra Long Bond Future	Jun-13	329	10

				$(67)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3M US LIBOR	(0.85%)	Sep-17	USD 4,800	$(34)

See notes to financial statements.

Semi-Annual Report	44

Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value

A	2%
BBB	34%
BB	38%
B	25%
CCC or lower	1%

Schedule of Investments -  April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (0%)
5,770,000	City of Buenos Aires Argentina 144A, 9.95%, 3/01/17 (a)	$ 5,135

Bahrain (USD) (1%)
7,350,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (a)	7,626

Belarus (USD) (1%)
9,790,000	Republic of Belarus, 8.75%, 8/03/15 (b)	10,255
4,810,000	Republic of Belarus, 8.95%, 1/26/18	5,243

		15,498

Brazil (BRL) (2%)
10,387,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/50	15,097
10,968,000	Concessionaria Ecovias Dos Imigrantes SA, 3.80%, 4/15/20	5,516

		20,613

Brazil (USD) (4%)
15,850,000	Caixa Economica Federal 144A, 3.50%, 11/07/22 (a)	15,573
5,350,000	Cielo SA / Cielo USA Inc. 144A, 3.75%, 11/16/22 (a)	5,221
4,730,000	Embraer SA, 5.15%, 6/15/22	5,173
4,350,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)(b)	4,905
5,800,000	Vale Overseas Ltd., 8.25%, 1/17/34	7,786

		38,658

Cayman Islands (USD) (4%)
4,720,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (a)	5,157
3,020,000	Banco do Brasil SA/Cayman 144A, 9.25%, 10/31/49 (a)	3,790
1,160,000	Banco do Brasil SA/Cayman, 9.25%, 10/31/49 (c)	1,456
4,680,000	Brazil Minas SPE via State of Minas Gerais 144A, 5.33%, 2/15/28 (a)	5,321
5,210,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)(b)	5,269
4,370,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	4,995
4,940,000	Mongolian Mining Corp. 144A, 8.88%, 3/29/17 (a)(b)	5,082
4,290,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (a)	4,934
4,660,000	Petrobras International Finance Co., 5.38%, 1/27/21	5,169
4,670,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	5,230

		46,403

Chile (USD) (1%)
4,670,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	5,090

Principal or Shares	Security Description	Value (000)

2,290,000	CFR International SpA 144A, 5.13%, 12/06/22 (a)(b)	$ 2,377
2,570,000	Corp Nacional del Cobre de Chile 144A, 3.00%, 7/17/22 (a)	2,590
4,920,000	SMU SA 144A, 7.75%, 2/08/20 (a)	5,258

		15,315

Colombia (COP) (1%)
7,881,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	5,248
5,620,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	3,279

		8,527

Colombia (USD) (4%)
9,380,000	Bancolombia SA, 6.13%, 7/26/20 (b)	10,318
10,260,000	Colombia Government International Bond, 7.38%, 9/18/37	15,611
5,110,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	5,135
4,010,000	Ecopetrol SA, 7.63%, 7/23/19	5,133
4,490,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (a)	5,141
4,780,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	5,316

		46,654

Costa Rica (CRC) (2%)
2,755,000,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	5,893
4,499,600,000	Republic of Costa Rica 144A, 11.50%, 12/21/22 (a)	10,943

		16,836

Costa Rica (USD) (1%)
3,730,000	Costa Rica Government International Bond 144A, 4.25%, 1/26/23 (a)	3,805
3,070,000	Costa Rica Government International Bond 144A, 4.38%, 4/30/25 (a)	3,099
2,180,000	Costa Rica Government International Bond 144A, 5.63%, 4/30/43 (a)	2,252
4,470,000	Instituto Costarricense de Electricidad 144A, 6.95%, 11/10/21 (a)	5,129

		14,285

Croatia (USD) (3%)
2,960,000	Agrokor DD 144A, 8.88%, 2/01/20 (a)	3,321
4,950,000	Croatia Government International Bond 144A, 5.50%, 4/04/23 (a)	5,282
4,730,000	Croatia Government International Bond, 6.25%, 4/27/17 (c)	5,216

45	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,695,000	Croatia Government International Bond, 6.38%, 3/24/21 (c)	$ 4,194
5,700,000	Croatia Government International Bond, 6.75%, 11/05/19 (c)	6,546
1,890,000	Hrvatska Elektroprivreda 144A, 6.00%, 11/09/17 (a)	2,018

		26,577

Dominica Republic (USD) (3%)
4,760,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)	5,188
9,640,000	Banco de Reservas de La Republica Dominicana 144A, 7.00%, 2/01/23 (a)	9,915
8,980,000	Dominican Republic International Bond 144A, 5.88%, 4/18/24 (a)(b)	9,250
4,430,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)(b)	5,121

		29,474

El Salvador (USD) (2%)
9,680,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (a)	10,212
4,855,000	Republic of El Salvador 144A, 7.38%, 12/01/19 (a)	5,790
4,540,000	Republic of El Salvador, 7.65%, 6/15/35 (c)	5,300

		21,302

Georgia (USD) (1%)
4,750,000	Georgian Oil and Gas Corp. 144A, 6.88%, 5/16/17 (a)	5,059
4,360,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	5,090
4,470,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	5,217

		15,366

Ghana (USD) (1%)
6,750,000	Republic of Ghana, 8.50%, 10/04/17 (b)(c)	7,796

GT (USD) (1%)
7,710,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	7,864

Hungary (USD) (2%)
7,580,000	Republic of Hungary, 4.13%, 2/19/18	7,693
6,340,000	Republic of Hungary, 6.25%, 1/29/20	7,077
2,740,000	Republic of Hungary, 7.63%, 3/29/41	3,230

		18,000

Indonesia (USD) (4%)
5,730,000	Indonesia Government International Bond 144A, 3.38%, 4/15/23 (a)	5,866
4,795,000	Indonesia Government International Bond 144A, 6.63%, 2/17/37 (a)	6,329
6,740,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	10,523
11,640,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	12,760
4,730,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	5,099

		40,577

Ireland (RUB) (1%)
172,600,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 (a)	5,678
157,000,000	Novatek OAO via Novatek Finance Ltd. 144A, 7.75%, 2/21/17 (a)	5,097

		10,775

Principal or Shares	Security Description	Value (000)
Ireland (USD) (3%)
4,500,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	$ 5,120
4,690,000	Brunswick Rail Finance Ltd. 144A, 6.50%, 11/01/17 (a)	4,971
3,230,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	3,190
4,160,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (b)(c)	5,017
2,800,000	Vnesheconombank Via VEB Finance PLC 144A, 6.80%, 11/22/25 (a)	3,381
4,330,000	Vnesheconombank Via VEB Finance PLC, 6.90%, 7/09/20 (c)	5,152

		26,831

Kazakhstan (USD) (2%)
10,270,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (a)	10,172
6,570,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (a)	7,638
6,790,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/30/43 (a)	6,926

		24,736

Lithuania (USD) (1%)
4,460,000	Republic of Lithuania, 6.13%, 3/09/21 (c)	5,502

Luxembourg (USD) (4%)
5,130,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	5,361
3,080,000	Gazprom Neft OAO Via GPN Capital SA 144A, 4.38%, 9/19/22 (a)	3,099
7,290,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 7/19/22 (a)(b)	7,684
4,090,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37 (c)	5,092
4,630,000	Home Credit & Finance Bank OOO Via Eurasia Capital SA 144A, 9.38%, 4/24/20 (a)	5,024
4,210,000	Minerva Luxembourg SA 144A, 7.75%, 1/31/23 (a)	4,505
590,000	Minerva Luxembourg SA 144A, 12.25%, 2/10/22 (a)	732
5,620,000	Sberbank of Russia Via SB Capital SA 144A, 5.13%, 10/29/22 (a)(b)	5,722

		37,219

Mexico (MXN) (3%)
858,700	America Movil SAB de CV, 6.45%, 12/05/22	7,714
66,463,000	Mexican Bonos, 8.50%, 11/18/38	7,928
87,891,064	Mexican Udibonos, 2.00%, 6/09/22	7,836
81,140,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	7,715

		31,193

Mexico (USD) (2%)
3,220,000	Grupo Cementos de Chihuahua SAB de CV 144A, 8.13%, 2/08/20 (a)(b)	3,437
4,384,000	Mexico Government International Bond, 5.75%, 10/12/10	5,186
5,560,000	Mexico Government International Bond, 6.75%, 9/27/34	7,798
7,040,000	Petroleos Mexicanos, 5.50%, 6/27/44	7,727

		24,148

Mongolia (USD) (0%)
5,270,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (a)(b)	5,006

Semi-Annual Report	46

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (4%)
4,650,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	$ 5,108
10,530,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (a)	12,360
4,200,000	Kazakhstan Temir Zholy Finance BV 144A, 6.95%, 7/10/42 (a)	4,987
3,875,000	Majapahit Holding BV 144A, 7.88%, 6/29/37 (a)	5,173
11,215,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	14,103

		41,731

Nigeria (NGN) (1%)
1,394,000,000	Republic of Nigeria 144A, 11.59%, 2/06/14 (a)(d)	8,067

Panama (USD) (2%)
4,710,000	AES El Salvador Trust II 144A, 6.75%, 3/28/23 (a)	4,869
4,886,933	ENA Norte Trust 144A, 4.95%, 4/25/23 (a)	5,131
2,770,000	Republic of Panama, 4.30%, 4/29/53	2,784
3,650,000	Republic of Panama, 6.70%, 1/26/36	5,097
4,630,000	Republic of Panama, 9.38%, 4/01/29	7,878

		25,759

Paraguay (USD) (1%)
2,610,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (a)	2,675
3,120,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	3,409

		6,084

Peru (PEN) (1%)
20,760,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	9,937

Peru (USD) (3%)
4,660,000	Banco de Credito del Peru 144A, 6.13%, 4/24/27 (a)	5,098
2,925,000	Corp Azucarera del Peru SA 144A, 6.38%, 8/02/22 (a)(b)	3,149
7,860,000	El Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)(b)	7,844
4,920,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)(b)	5,240
5,540,000	Republic of Peru, 6.55%, 3/14/37	7,936
5,210,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	5,184

		34,451

Philippines (PHP) (1%)
116,000,000	Republic of Philippines, 3.90%, 11/26/22	3,030
105,000,000	Republic of Philippines, 6.25%, 1/14/36	3,345

		6,375

Philippines (USD) (2%)
7,520,000	Republic of Philippines, 6.38%, 10/23/34	10,500
6,927,000	Republic of Philippines, 7.75%, 1/14/31	10,520

		21,020

Romania (RON) (1%)
15,420,000	Romania Government Bond, 5.90%, 7/26/17 (b)	4,895
17,300,000	Romania Government Bond, 5.95%, 6/11/21 (b)	5,547

		10,442

Romania (USD) (1%)
5,250,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)(b)	5,460
7,070,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	8,691

		14,151

Principal or Shares	Security Description	Value (000)
Russian Federation (RUB) (1%)
275,500,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21 (c)	$ 9,648

Russian Federation (USD) (1%)
5,640,000	Far Eastern Shipping Co. 144A, 8.00%, 5/02/18 (a)	5,690

Rwanda (USD) (1%)
5,760,000	Republic of Rwanda 144A, 6.63%, 5/02/23 (a)	5,656

Senegal (USD) (0%)
3,150,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	3,819

Serbia (USD) (3%)
8,280,000	Republic of Serbia 144A, 4.88%, 2/25/20 (a)	8,549
3,420,000	Republic of Serbia 144A, 5.25%, 11/21/17 (a)	3,627
16,100,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	18,857

		31,033

Singapore (USD) (0%)
2,420,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)(b)	2,453

Sri Lanka (USD) (2%)
7,160,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	7,642
8,180,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (a)(b)	8,691
5,090,000	Republic of Sri Lanka 144A, 6.25%, 10/04/20 (a)	5,548

		21,881

Tanzania (USD) (1%)
5,320,000	United Republic of Tanzania, 6.45%, 3/08/20 (c)	5,593

Turkey (TRY) (0%)
8,280,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	4,713

Turkey (USD) (4%)
4,500,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	5,124
4,250,000	Republic of Turkey, 6.00%, 1/14/41	5,127
4,240,000	Republic of Turkey, 6.25%, 9/26/22	5,236
4,020,000	Republic of Turkey, 6.88%, 3/17/36	5,281
3,880,000	Republic of Turkey, 7.38%, 2/05/25	5,189
3,610,000	Republic of Turkey, 8.00%, 2/14/34	5,262
4,850,000	Turkiye Garanti Bankasi AS 144A, 5.25%, 9/13/22 (a)	5,299

		36,518

Ukraine (USD) (2%)
9,030,000	Ukraine Government International Bond, 6.75%, 11/14/17 (c)	8,940
3,350,000	Ukraine Government International Bond 144 A, 7.50%, 4/17/23 (a)(b)	3,249
7,100,000	Ukraine Government International Bond 144A, 7.80%, 11/28/22 (a)	7,108
4,740,000	Ukraine Government International Bond, 9.25%, 7/24/17 (c)	5,084

		24,381

United Arab Emirates (USD) (1%)
4,260,000	Abu Dhabi National Energy Co. 144A, 5.88%, 12/13/21 (a)	5,096
4,785,000	Dolphin Energy Ltd. 144A, 5.50%, 12/15/21 (a)	5,682

		10,778

United Kingdom (GHS) (1%)
6,105,000	Standard Chartered Bank 144A, 23.00%, 8/23/17 (a)	3,500

47	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

6,780,000	Standard Chartered Bank 144A, 24.00%, 5/27/15 (a)	$ 3,752

		7,252

United Kingdom (INR) (1%)
589,000,000	Standard Chartered Bank/Singapore, 8.15%, 6/15/22	11,228

United Kingdom (NGN) (0%)
180,000,000	Standard Chartered Bank 144A, 0.00%, 5/09/13 (a)	1,133
90,000,000	Standard Chartered Bank 144A, 0.00%, 5/09/13 (a)	567

		1,700

United States (LKR) (1%)
681,400,000	Citigroup Funding Inc. 144A, 7.50%, 8/05/13 (a)	5,338
390,400,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	2,756
380,000,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	2,682

		10,776

United States (NGN) (1%)
689,000,000	Citigroup Funding Inc. 144A, 16.39%, 1/31/22 (a)	5,405

United States (USD) (2%)
6,730,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	7,756
4,420,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)(b)	5,094
8,190,000	Pemex Project Funding Master Trust, 6.63%, 6/15/35	10,342

		23,192

Uruguay (UYU) (1%)
81,984,163	Republic of Uruguay, 4.25%, 4/05/27	5,411
86,226,356	Republic of Uruguay, 5.00%, 9/14/18	5,357

		10,768

Venezuela (USD) (5%)
2,890,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	2,522
5,030,000	Petroleos de Venezuela SA 144A, 8.50%, 11/02/17 (a)	4,879
10,680,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	10,119
9,100,000	Republic of Venezuela, 5.75%, 2/26/16 (c)	8,668
8,210,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	6,937
3,210,000	Republic of Venezuela, 7.00%, 3/31/38 (b)(c)	2,568
10,830,000	Republic of Venezuela, 7.65%, 4/21/25	9,438
3,470,000	Republic of Venezuela, 11.75%, 10/21/26 (c)	3,805

		48,936

Principal or Shares	Security Description	Value (000)
Zambia (USD) (0%)
5,167,000	Republic of Zambia 144A, 5.38%, 9/20/22 (a)	$ 5,077

Total Bonds (Cost - $973,605)		1,032,430

Investment Company (4%)
44,661,362	Payden Cash Reserves Money Market Fund * (Cost - $44,661)	44,661

Total (Cost - $1,018,266) (103%)		1,077,091
Liabilities in excess of Other Assets (-3%)		(36,030)

Net Assets (100%)		$ 1,041,061

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $38,499 and the total market value of the collateral held by the Fund is $39,879. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/15/2013	Euro (Sell 18,791)	RBS	$ 468
6/4/2013	Japanese Yen (Sell 2,062,200)	Credit Suisse	273

			$ 741

Liabilities:
5/15/2013	British Pound (Sell 6,810)	HSBC Securities	(218)
5/15/2013	Euro (Sell 8,612)	HSBC Securities	(132)
6/20/2013	Philippine Peso (Buy 638,420)	HSBC Securities	(308)
6/18/2013	Thailand Baht (Buy 315,170)	Barclays	(151)

			$(809)

See notes to financial statements.

Semi-Annual Report	48

Payden Emerging Markets Local Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in foreign and U.S. currencies.

Credit Quality - percent of value

AAA	2%
A	14%
BBB	54%
BB	20%
B	9%
CCC or lower	1%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (USD) (0%)
1,140,000	City of Buenos Aires Argentina 144A, 9.95%, 3/01/17 (a)	$ 1,015

Brazil (BRL) (4%)
680,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/20	887
2,778,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/50	4,038
1,150,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	594
4,870,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	2,510
3,040,000	Concessionaria Ecovias Dos Imigrantes SA, 3.80%, 4/15/20	1,529
3,500,000	Republic of Brazil, 8.50%, 1/05/24	1,957
1,400,000	Republic of Brazil, 12.50%, 1/05/16	831

		12,346

Brazil (USD) (0%)
1,190,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)(b)	1,342

Cayman Islands (USD) (1%)
940,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd., 9.50%, 11/12/20 (c)	1,027
480,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	549
1,230,000	Mongolian Mining Corp. 144A, 8.88%, 3/29/17 (a)(b)	1,265

		2,841

Chile (CLP) (0%)
229,000,000	Republic of Chile, 5.50%, 8/05/20	518

Chile (USD) (1%)
1,190,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	1,297
1,310,000	SMU SA 144A, 7.75%, 2/08/20 (a)	1,400

		2,697

Colombia (COP) (3%)
2,055,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	1,368
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	805
2,086,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	1,345
3,001,000,000	Republic of Colombia, 4.38%, 3/21/23	1,668
3,104,000,000	Republic of Colombia, 7.75%, 4/14/21	2,139
3,005,000,000	Republic of Colombia, 9.85%, 6/28/27	2,566

		9,891

Costa Rica (CRC) (1%)
312,000,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	667

Principal or Shares	Security Description	Value (000)

1,328,100,000	Republic of Costa Rica 144A, 11.50%, 12/21/22 (a)	$ 3,230

		3,897

Dominica Republic (USD) (1%)
1,210,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)	1,319
1,330,000	Banco de Reservas de LA Republica Dominicana 144A, 7.00%, 2/01/23 (a)	1,368

		2,687

Georgia (USD) (1%)
1,260,000	Georgian Oil and Gas Corp. 144A, 6.88%, 5/16/17 (a)	1,342
1,130,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	1,319

		2,661

Germany (IDR) (2%)
15,500,000,000	Deutsche Bank AG/London 144A, 8.25%, 7/19/21 (a)	1,887
14,800,000,000	Deutsche Bank AG/London 144A, 8.25%, 6/17/32 (a)	1,826
20,000,000,000	Deutsche Bank AG/London 144A, 8.38%, 9/17/26 (a)	2,466

		6,179

Hungary (HUF) (2%)
637,220,000	Hungary Government Bond, 6.75%, 11/24/17	3,012
614,530,000	Hungary Government Bond, 7.50%, 11/12/20 (b)	3,085

		6,097

Ireland (RUB) (2%)
81,700,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 (a)	2,687
82,200,000	Novatek OAO via Novatek Finance Ltd. 144A, 7.75%, 2/21/17 (a)	2,669

		5,356

Ireland (USD) (0%)
710,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	808

Luxembourg (BRL) (0%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	1,228

Luxembourg (RUB) (1%)
41,700,000	Sberbank Of Russia Via Sb Capital SA, 7.00%, 1/31/16 (c)	1,357

Luxembourg (USD) (1%)
1,320,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	1,379

Malaysia (MYR) (3%)
7,210,000	Malaysia Government Bond, 3.89%, 3/15/27	2,462

49	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

10,710,000	Malaysia Government Bond, 4.16%, 7/15/21	$ 3,719
4,950,000	Malaysia Government Bond, 4.39%, 4/15/26	1,762

		7,943

Mexico (MXN) (13%)
244,100	America Movil SAB de CV, 6.45%, 12/05/22	2,193
87,980,000	Mexican Bonos, 6.50%, 6/10/21	8,289
76,130,000	Mexican Bonos, 8.00%, 12/17/15	6,881
21,030,000	Mexican Bonos, 8.50%, 5/31/29	2,416
43,960,000	Mexican Bonos, 8.50%, 11/18/38	5,243
34,130,000	Mexican Bonos, 10.00%, 11/20/36	4,595
25,054,919	Mexican Udibonos, 2.00%, 6/09/22	2,234
39,968,561	Mexican Udibonos, 5.00%, 6/16/16	3,713
22,690,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	2,157

		37,721

Netherlands (RUB) (1%)
48,000,000	VimpelCom Holdings BV 144A, 9.00%, 2/13/18 (a)	1,630

Netherlands (USD) (0%)
520,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	571

Nigeria (NGN) (3%)
794,400,000	Republic of Nigeria 144A, 11.59%, 2/06/14 (a)(d)	4,597
377,330,000	Republic of Nigeria 144A, 16.39%, 1/27/22	2,960

		7,557

Peru (PEN) (2%)
4,660,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	2,231
5,510,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)(b)	2,613
2,490,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	1,313

		6,157

Philippines (PHP) (2%)
96,000,000	Republic of Philippines, 3.90%, 11/26/22	2,507
29,000,000	Republic of Philippines, 4.95%, 1/15/21	793
64,000,000	Republic of Philippines, 6.25%, 1/14/36	2,039

		5,339

Poland (PLN) (10%)
3,000,000	Poland Government Bond, 3.75%, 4/25/18	992
14,390,000	Poland Government Bond, 5.00%, 4/25/16	4,869
10,380,000	Poland Government Bond, 5.25%, 10/25/17	3,636
15,110,000	Poland Government Bond, 5.25%, 10/25/20	5,504
10,100,000	Poland Government Bond, 5.50%, 10/25/19	3,684
10,450,000	Poland Government Bond, 5.75%, 9/23/22	3,992
18,000,000	Poland Government Bond, 6.25%, 10/24/15	6,184

		28,861

Romania (RON) (1%)
4,300,000	Romania Government Bond, 5.90%, 7/26/17	1,365
4,240,000	Romania Government Bond, 5.95%, 6/11/21	1,359

		2,724

Russian Federation (RUB) (7%)
59,750,000	Russian Federal Bond - OFZ, 6.90%, 8/03/16	1,995
162,780,000	Russian Federal Bond - OFZ, 7.40%, 6/14/17	5,549
77,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,704
265,530,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	9,725
35,000,000	Russian Foreign Bond - Eurobond, 7.85%, 3/10/18 (c)	1,223

		21,196

Russian Federation (USD) (1%)
1,550,000	Far Eastern Shipping Co. 144A, 8.00%, 5/02/18 (a)	1,564

Principal or Shares	Security Description	Value (000)
South Africa (ZAR) (8%)
53,580,000	Republic of South Africa, 6.25%, 3/31/36	$ 5,125
48,070,000	Republic of South Africa, 6.75%, 3/31/21	5,592
33,680,000	Republic of South Africa, 7.00%, 2/28/31	3,645
63,340,000	Republic of South Africa, 8.00%, 12/21/18	7,801

		22,163

Thailand (THB) (5%)
71,592,000	Thailand Government Bond, 3.45%, 3/08/19	2,484
83,150,000	Thailand Government Bond, 3.63%, 6/16/23	2,889
106,070,000	Thailand Government Bond, 3.65%, 12/17/21	3,705
123,300,000	Thailand Government Bond, 3.88%, 6/13/19	4,374
46,800,000	Thailand Government Bond, 5.13%, 3/13/18	1,746

		15,198

Turkey (TRY) (10%)
3,300,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	1,879
3,730,047	Turkey Government Bond, 3.00%, 2/23/22	2,454
7,304,793	Turkey Government Bond, 4.50%, 2/11/15	4,415
1,650,000	Turkey Government Bond, 8.00%, 10/09/13	934
4,820,000	Turkey Government Bond, 8.00%, 6/04/14	2,776
2,180,000	Turkey Government Bond, 9.00%, 1/27/16	1,326
11,510,000	Turkey Government Bond, 9.50%, 1/12/22	7,791
9,570,000	Turkey Government Bond, 10.50%, 1/15/20	6,649

		28,224

United Kingdom (GHS) (1%)
1,350,000	Standard Chartered Bank 144A, 23.00%, 8/23/17 (a)	774
690,000	Standard Chartered Bank 144A, 23.00%, 8/23/17 (a)	396
550,000	Standard Chartered Bank 144A, 24.00%, 5/27/15 (a)	304
430,000	Standard Chartered Bank 144A, 24.00%, 5/27/15 (a)	238

		1,712

United Kingdom (IDR) (2%)
11,400,000,000	Standard Chartered Bank 144A, 8.38%, 9/17/26 (a)	1,406
20,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	2,468
10,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	1,244
3,150,000,000	Standard Chartered PLC 144A, 8.38%, 9/17/26 (a)	388

		5,506

United Kingdom (INR) (1%)
65,000,000	Standard Chartered Bank/Singapore, 8.15%, 6/15/22	1,239
74,000,000	Standard Chartered Bank/Singapore 144A, 8.15%, 6/16/22 (a)	1,411

		2,650

United States (GHS) (0%)
1,750,000	Citigroup Funding Inc. 144A, 24.00%, 5/27/15 (a)	968

United States (IDR) (3%)
18,000,000,000	JPMorgan Chase Bank NA 144A, 8.25%, 7/19/21 (a)	2,192

Semi-Annual Report	50

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000,000	JPMorgan Chase Bank NA 144A, 8.38%, 9/17/26 (a)	$ 185
30,500,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	4,266
20,260,000,000	JPMorgan Chase Bank NA 144A, 10.00%, 7/18/17 (a)	2,492

		9,135

United States (LKR) (1%)
114,000,000	Citigroup Funding Inc. 144A, 7.50%, 8/05/13 (a)	893
70,000,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	494
55,200,000	Citigroup Funding Inc. 144A, 8.50%, 2/06/18 (a)	390
320,000,000	Citigroup Inc. 144A, 8.50%, 2/06/18 (a)	2,259

		4,036

United States (NGN) (1%)
162,000,000	Citigroup Funding Inc. 144A, 16.39%, 1/31/22 (a)	1,271
67,000,000	Citigroup Inc. 144A, 16.39%, 1/31/22 (a)	525

		1,796

Uruguay (UYU) (1%)
21,062,186	Republic of Uruguay, 4.25%, 4/05/27	1,390
21,856,271	Republic of Uruguay, 5.00%, 9/14/18	1,358

		2,748

Total Bonds (Cost - $268,739)		277,698

Investment Company (4%)
10,303,638	Payden Cash Reserves Money Market Fund * (Cost - $10,304)	10,304

Total (Cost - $279,043) (100%)		288,002
Other Assets, net of Liabilities (0%)		537

Net Assets (100%)		$ 288,539

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $3,176 and the total market value of the collateral held by the Fund is $4,010. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/15/2013	Euro (Sell 2,294)	RBS	$52
5/21/2013	Hungarian Forint (Buy 1,330,800)	State Street	175
6/4/2013	Japanese Yen (Sell 564,800)	Credit Suisse	57
6/18/2013	Malaysian Ringgit (Buy 59,114)	Barclays	471
5/21/2013	Poland Zloty (Sell 9,533)	Barclays	12
7/22/2013	South African Rand (Buy 59,681)	RBS	145
6/18/2013	Thailand Baht (Buy 238,750)	Barclays	19

			$931

Liabilities:
6/27/2013	Brazilian Real (Buy 31,666)	HSBC Securities	(99)
5/15/2013	British Pound (Sell 1,864)	HSBC Securities	(60)
5/15/2013	Euro (Sell 4,186)	Citibank NA	(34)
5/15/2013	Euro (Sell 2,135)	HSBC Securities	(33)
6/20/2013	Indonesian Rupiah (Buy 37,960,000)	Bank of America	(3)
5/28/2013	Russian Ruble (Buy 40,730)	HSBC Securities	(8)

			$(237)

51	Payden Mutual Funds

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.27%	KLIB3M	Oct-17	MYR	5,400	$—
Barclays	3.29%	KLIB3M	Sep-27	MYR	5,300	2
Barclays	3.35%	KLIB3M	Jan-17	MYR	4,000	5
Barclays	3.40%	KLIB3M	May-17	MYR	6,700	14
Barclays	3.43%	KLIB3M	Mar-18	MYR	6,000	12
Barclays	7.82%	BZDIOVRA	Jan-16	BRL	5,610	(48)
Barclays	8.70%	BZDIOVRA	Jan-16	BRL	9,465	22
Barclays	8.76%	BZDIOVRA	Jan-16	BRL	10,000	33
Barclays	9.31%	BZDIOVRA	Jan-21	BRL	1,346	(6)
Barclays	9.34%	BZDIOVRA	Jan-14	BRL	10,250	148

						$182

BZDIOVRA	Brazil Cetip Interbank Deposit Rate
KLIB3M	Klilbor Interbank Offered Rate Fixing 3 Month

See notes to financial statements.

Semi-Annual Report	52

Payden Value Leaders Fund

The Fund seeks growth of capital by investing in U.S. large capitalization value stocks and income producing equity securities with above average dividend yields with up to 30% in foreign securities.

Portfolio Composition - percent of value

Energy	18%
Utility	15%
REIT	11%
Healthcare	8%
Consumer Staple	7%
Other	41%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (91%)
Consumer Discretionary (4%)
197,700	Regal Entertainment Group (a)	$ 3,547
45,600	Six Flags Entertainment Corp.	3,323
17,700	Wynn Resorts Ltd.	2,430

		9,300

Consumer Staple (8%)
173,500	Altria Group Inc.	6,334
22,900	Kimberly-Clark Corp.	2,363
91,700	Kraft Foods Group Inc.	4,722
99,000	Reynolds American Inc.	4,695

		18,114

Energy (20%)
134,300	Boardwalk Pipeline Partners LP	4,060
64,500	Buckeye Partners LP	3,985
94,400	ConocoPhillips	5,707
62,500	Diamond Offshore Drilling Inc.	4,319
66,900	Energy Transfer Partners LP	3,331
48,800	Enterprise Products Partners LP	2,960
84,100	Kinder Morgan Inc.	3,288
60,500	Plains All American Pipeline LP	3,474
86,300	Regency Energy Partners LP	2,252
71,700	Susser Petroleum Partners LP	2,216
47,300	Targa Resources Partners LP	2,147
65,800	TransCanada Corp.	3,258
86,400	Williams Companies Inc.	3,294
42,300	Williams Partners LP	2,312

		46,603

Financial (6%)
50,100	Bank of Montreal	3,142
91,400	Federated Investors Inc.	2,098
57,900	JPMorgan Chase & Co.	2,838
275,600	People’s United Financial Inc.	3,627
76,400	Wells Fargo & Co.	2,902

		14,607

Healthcare (9%)
110,200	AbbVie Inc.	5,075
83,100	GlaxoSmithKline Plc - ADR	4,291
33,800	Johnson & Johnson	2,881
114,100	Merck & Co. Inc.	5,363
94,200	Pfizer Inc.	2,738

		20,348

Industrial (2%)
96,600	General Electric Co.	2,153
71,000	Waste Management Inc.	2,910

		5,063

Material (3%)
63,400	Dow Chemical Co.	2,150

Principal or Shares	Security Description	Value (000)

59,400	LyondellBasell Industries NV, Class A	$ 3,605
52,900	Newmont Mining Corp.	1,714

		7,469

Real Estate Investment Trust (12%)
101,600	BioMed Realty Trust Inc.	2,287
49,300	Digital Realty Trust Inc. (a)	3,477
242,400	Duke Realty Corp.	4,276
67,400	HCP Inc.	3,592
86,000	Health Care REIT Inc.	6,447
41,300	Home Properties Inc.	2,662
100,500	Liberty Property Trust	4,321

		27,062

Technology (6%)
55,100	Cisco Systems Inc.	1,153
146,400	Intel Corp.	3,506
59,300	Microchip Technology Inc. (a)	2,160
113,000	Microsoft Corp.	3,740
62,800	Paychex Inc. (a)	2,286

		12,845

Telecommunication (5%)
161,000	AT&T Inc.	6,031
78,400	CenturyLink Inc. (a)	2,946
67,800	Verizon Communications Inc.	3,655

		12,632

Utility (16%)
73,000	Ameren Corp.	2,646
97,800	American Electric Power Co. Inc.	5,030
39,300	Duke Energy Corp.	2,955
79,300	FirstEnergy Corp.	3,695
47,200	Integrys Energy Group Inc.	2,906
51,000	National Grid PLC - ADR	3,253
206,000	Pepco Holdings Inc.	4,655
112,300	Southern Co.	5,416
183,200	TECO Energy Inc.	3,505
85,000	Westar Energy Inc.	2,972

		37,033

Total Common Stock (Cost - $186,887)		211,076

Preferred Stock (8%)
93,600	Alexandria Real Estate Equities Inc.	2,488
104,500	DDR Corp.	2,693
102,600	Discover Financial Services (a)	2,723
92,800	First Republic Bank	2,517
99,300	Public Storage	2,628
122,300	US Bancorp	3,664
88,700	Vornado Realty Trust (a)	2,210

Total Preferred Stock (Cost - $18,162)		18,923

53	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
107	S & P 500 Index, 1550, 6/22/13 (Cost - $396)	$ 175

Investment Company (10%)
23,570,244	Payden Cash Reserves Money Market Fund * (Cost - $23,570)	23,570

Total Investment Company (Cost - $23,570)		23,570

Total (Cost - $229,015) (109%)		253,744
Liabilities in excess of Other Assets (-9%)		(20,403)

Net Assets (100%)		$ 233,341

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $18,035 and the total market value of the collateral held by the Fund is $18,320. Amount in 000s.

See notes to financial statements.

Semi-Annual Report	54

Metzler / Payden European Emerging Markets Fund

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value
Russia	37%
Poland	28%
Turkey	9%
Hungary	5%
Estonia	4%
Other	17%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (99%)
Consumer Discretionary (4%)
35,500	NG2 SA	$ 820
400,000	Olympic Entertainment Group AS	960
48,279	Tallinna Kaubamaja AS	363

		2,143

Consumer Staple (7%)
12,000	AmRest Holdings SE (a)	308
24,002	Cherkizovo Group OJSC (a)(b)	259
53,000	Eurocash SA	955
36,000	Jeronimo Martins SGPS SA	858
675	LPP SA	1,367
37,000	X5 Retail Group NV (a)(b)	649

		4,396

Energy (27%)
25,000	Eurasia Drilling Co. Ltd. (b)	978
19,250	Gazprom Neft OAO	391
280,000	Gazprom OAO	2,222
70,000	Genel Energy PLC (a)	970
71,216	Lukoil OAO	4,515
20,000	MOL Hungarian Oil and Gas PLC	1,418
7,000	NovaTek OAO (b)	708
60,000	Polski Koncern Naftowy Orlen SA (a)(b)	931
340,900	Rosneft OAO (b)	2,330
180,000	Surgutneftegas OAO	1,530
18,000	Tatneft OAO	680

		16,673

Financial (32%)
175,000	Akbank TAS	919
1,697,576	Banca Transilvania (a)	647
49,000	Bank Pekao SA	2,349
205,600	BRD-Groupe Societe Generale	487
190,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	325
80,000	Halyk Savings Bank of Kazakhstan JSC (a)(b)	584
450,000	Immoeast AG	—
115,000	Kazkommertsbank JSC (a)(b)	240
8,000	Komercni Banka AS	1,531
70,000	OTP Bank PLC	1,457
308,937	Powszechna Kasa Oszczednosci Bank Polski SA	3,217
24,500	Powszechny Zaklad Ubezpieczen SA	3,377
400,000	Sberbank of Russia	1,270
50,000	Sberbank of Russia	643
275,000	Turkiye Garanti Bankasi AS	1,518
300,000	Turkiye Is Bankasi	1,158

		19,722

Industrial (9%)
367,500	Aeroflot - Russian Airlines OJSC	638
2,072,100	Compa-Sibiu (a)	303
285,000	Ferrexpo PLC	789

Principal or Shares	Security Description	Value (000)

500,000	Impexmetal SA (a)	$ 328
195,000	LSR Group (b)	848
100,000	New World Resources PLC	241
241,048	Steppe Cement Ltd. (a)	110
675,000	Tallink Group AS (a)	925
155,000	TAV Havalimanlari Holding AS (a)	1,093

		5,275

Material (10%)
100,000	Evraz PLC	241
12,500	Grupa Kety SA	558
10,000	Jastrzebska Spolka Weglowa SA	264
55,000	Kazakhmys PLC	297
27,000	KGHM Polska Miedz SA	1,265
160,000	MMC Norilsk Nickel OJSC (a)	2,451
19,000	Novolipetsk Steel OJSC (b)	315
23,000	Polymetal International PLC	249
100,000	Polyus Gold International Ltd.	316
75,000	Turk Hava Yollari	312

		6,268

Technology (1%)
67,715	M Video OJSC	537

Telecommunication (7%)
145,000	Agora SA	285
50,000	CTC Media Inc.	624
25,000	MegaFon OAO (b)	766
35,000	Mobile Telesystems OJSC	725
70,000	Sistema JSFC (b)	1,335
225,000	TVN SA	620

		4,355

Utility (2%)
21,500	CEZ AS	623
160,000	PGE SA	831

		1,454

Total Common Stock (Cost - $61,287)		60,823

Investment Company (2%)
1,047,374	Payden Cash Reserves Money Market Fund * (Cost - $1,047)	1,047

Total (Cost - $62,334) (101%)		61,870
Liabilities in excess of Other Assets (-1%)		(438)

Net Assets (100%)		$ 61,432

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Non-income producing security.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

55	Payden Mutual Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

56

Statements of Assets & Liabilities

April 30, 2013 (Unaudited)

Numbers in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Low Duration
	Fund	Fund	Fund
ASSETS:
Investments, at value *	$356,920	$244,371	$606,906
Affiliated investments, at value **	—	4,038	22,718
Foreign cash ***	—	512	285
Cash	—	1	—
Receivable for:
Interest and dividends	42	630	3,047
Investments sold	—	263	12,679
Fund shares sold	43	140	8,256
Futures	—	—	9
Forward currency contracts	—	—	—
Receivable from Advisor (Note 3)	4,690	535	576
Other assets	50	14	32
Total Assets	361,745	250,504	654,508
LIABILITIES:
Payable for:
Bank overdraft	12	—	8,008
Forward currency contracts	—	363	722
Investments purchased	—	3,809	23,195
Fund shares redeemed	12	539	350
Futures	—	—	—
Swaps	—	—	—
Liability for securities on loan (Note 2)	—	242	13,425
Accrued expenses:
Investment advisory fees (Note 3)	4,650	555	693
Administration fees (Note 3)	49	34	74
Distribution fees (Note 3)	3	2	105
Trustee fees and expenses	17	6	17
Other liabilities	89	63	160
Total Liabilities	4,832	5,613	46,749
NET ASSETS	$356,913	$244,891	$607,759
NET ASSETS:
Paid in capital	$356,921	$252,917	$599,820
Undistributed net investment income (loss)	(6)	(6)	(154)
Undistributed net realized gains (losses) from investments	(2)	(8,459)	271
Net unrealized appreciation (depreciation) from:
Investments	—	803	8,534
Translation of assets and liabilities in foreign currencies	—	(364)	(712)
NET ASSETS	$356,913	$244,891	$607,759
NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$356,913	$244,891	$607,759
Shares Outstanding	356,911	25,790	59,223
Net Asset Value Per Share	$1.00	$9.50	$10.26
___________

* Investments, at cost	$356,920	$243,568	$598,329
** Affiliated investments, at cost	—	4,038	22,718
*** Foreign cash, at cost	—	513	275

See notes to financial statements.

57	Payden Mutual Funds

Payden
U.S.	Payden	Payden	Payden	Payden
Government	GNMA	Core Bond	Corporate Bond	High Income
Fund	Fund	Fund	Fund	Fund
$148,963	$1,058,028	$659,139	$64,356	$1,017,664
6,299	7,218	33,108	4,968	74,789
—	—	14	—	—
—	—	—	22	—
285	1,713	3,901	639	16,903
2,644	175,290	7,603	988	—
2	790	304	—	294
—	—	64	—	—
—	—	180	—	—
259	3,942	—	417	—
24	58	42	13	51
158,476	1,247,039	704,355	71,403	1,109,701
5	262	6	—	—
—	—	252	3	—
20,675	525,456	93,674	839	5,575
11	1,146	103	—	391
—	—	28	3	—
—	—	2,865	—	—
—	—	10,714	2,053	59,797
279	3,979	136	430	299
17	89	73	8	128
7	148	—	—	1
3	29	20	1	35
38	440	129	42	302
21,035	531,549	108,000	3,379	66,528
$137,441	$715,490	$596,355	$68,024	$1,043,173
$136,724	$700,026	$566,338	$63,236	$940,529
103	672	297	(3)	45
(449)	(5,692)	13,037	1,397	16,226
1,063	20,484	16,562	3,396	86,373
—	—	121	(2)	—
$137,441	$715,490	$596,355	$68,024	$1,043,173
$925	$55,111	$264	—	$9,417
85	5,274	24	—	1,255
$10.91	$10.45	$11.08	—	$7.51
$136,516	$660,379	$596,091	$68,024	$1,033,756
12,522	63,163	53,700	5,901	137,735
$10.90	$10.46	$11.10	$11.53	$7.51
$147,900	$1,037,544	$640,496	$61,024	$931,291
6,299	7,218	31,806	4,917	74,789
—	—	14	—	—

See notes to financial statements.

Semi-Annual Report	58

Statements of Assets & Liabilities continued

April 30, 2013 (Unaudited)

Numbers in 000s

		Payden	Payden
	Payden	California	Global
	Tax Exempt	Municipal Bond	Low Duration
	Bond Fund	Fund	Fund
ASSETS:
Investments, at value *	$12,249	$48,804	$79,778
Affiliated investments, at value **	414	589	1,257
Foreign cash ***	—	—	47
Cash	—	—	—
Restricted cash for collateral	—	—	—
Swap contracts ****	—	—	—
Receivable for:
Interest and dividends	147	594	464
Investments sold	—	—	2,835
Fund shares sold	—	67	78
Futures	—	—	1
Forward currency contracts	—	—	—
Receivable from Advisor (Note 3)	268	189	110
Other assets	7	1	—
Total Assets	13,085	50,244	84,570
LIABILITIES:
Payable for:
Bank overdraft	—	—	—
Forward currency contracts	—	—	261
Investments purchased	183	—	2,814
Fund shares redeemed	4	19	6
Futures	—	—	—
Swaps	—	—	—
Liability for securities on loan (Note 2)	—	—	1,073
Accrued expenses:
Investment advisory fees (Note 3)	265	198	119
Administration fees (Note 3)	2	6	10
Distribution fees (Note 3)	—	10	—
Trustee fees and expenses	—	2	2
Other liabilities	30	33	59
Total Liabilities	484	268	4,344
NET ASSETS	$12,601	$49,976	$80,226
NET ASSETS:
Paid in capital	$11,766	$46,787	$82,232
Undistributed net investment income (loss)	28	(3)	1
Undistributed net realized gains (losses) from investments	206	180	(2,650)
Net unrealized appreciation (depreciation) from:
Investments	601	3,012	903
Translation of assets and liabilities in foreign currencies	—	—	(260)
NET ASSETS	$12,601	$49,976	$80,226
NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—
Investor Class
Net Assets	$12,601	$49,976	$80,226
Shares Outstanding	1,207	4,745	7,886
Net Asset Value Per Share	$10.44	$10.53	$10.17
Institutional Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—
______________

* Investments, at cost	$11,648	$45,792	$78,875
** Affiliated investments, at cost	414	589	1,257
*** Foreign cash, at cost	—	—	47
**** Swaps, at cost	—	—	—
See notes to financial statements.

59	Payden Mutual Funds

				Metzler/Payden
Payden	Payden	Payden		European
Global Fixed	Emerging	Emerging Markets	Payden	Emerging
Income	Markets	Local Bond	Value Leaders	Markets
Fund	Bond Fund	Fund	Fund	Fund
$35,623	$1,032,430	$277,698	$230,174	$60,823
11,432	44,661	10,304	23,570	1,047
262	838	1,116	25	—
5	679	100	—	—
—	305	—	—	—
—	—	236	—	—
387	15,500	5,152	336	332
168	4,561	567	—	78
4	309	42	517	41
7	—	—	—	—
345	741	931	—	—
360	228	—	263	492
6	82	14	20	9
48,599	1,100,334	296,160	254,905	62,822
—	—	—	25	602
492	809	237	—	—
667	16,824	3,079	2,781	1
—	663	1	8	70
4	—	—	—	—
34	—	54	—	—
91	39,879	4,010	18,320	—
363	604	153	356	522
6	130	35	28	8
5	4	—	—	—
1	29	3	4	2
50	331	49	42	185
1,713	59,273	7,621	21,564	1,390
$46,886	$1,041,061	$288,539	$233,341	$61,432
$48,263	$956,116	$279,679	$211,219	$227,394
56	721	277	180	(147)
(2,458)	25,458	(1,271)	(2,787)	(165,343)
1,166	58,825	9,154	24,729	(464)
(141)	(59)	700	—	(8)
$46,886	$1,041,061	$288,539	$233,341	$61,432
—	$35,838	$208	$4,095	—
—	2,324	19	324	—
—	$15.42	$10.77	$12.65	—
$46,886	$598,887	$288,331	$229,246	$61,432
5,263	38,906	26,765	18,132	2,799
$8.91	$15.39	$10.78	$12.64	$21.94
—	$406,336	—	—	—
—	26,404	—	—	—
—	$15.39	—	—	—
$34,687	$973,605	$268,739	$205,445	$61,287
11,101	44,661	10,304	23,570	1,047
262	838	1,116	25	—
—	—	(13)	—	—

See notes to financial statements.

Semi-Annual Report	60

Statements of Operations

Period ended April 30, 2013 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$329	$1,392	$6,269
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	—	—
Income from securities lending	—	2	33
Investment Income	329	1,394	6,302
EXPENSES:
Investment advisory fees (Note 3)	331	390	811
Administration fees (Note 3)	331	209	434
Shareholder servicing fees	—	30	114
Distribution fees (Note 3)	—	—	—
Custodian fees	18	16	32
Transfer agent fees	25	15	36
Registration and filing fees	16	15	24
Trustee fees and expenses	29	12	29
Printing and mailing costs	14	6	14
Professional Fees	—	1	2
Legal fees	6	2	6
Publication expense	12	3	9
City taxes	10	2	8
Pricing fees	—	12	17
Fund accounting fees	30	13	30
Insurance	14	6	16
Audit fees	13	15	15
Loan commitment fees	—	—	—
Other Expenses	—	—	—
Gross Expenses	849	747	1,597
Expense subsidy (Note 3)	(558)	(120)	(85)
Net Expenses	291	627	1,512
Net Investment Income	38	767	4,790
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments	—	—	—
Investments	—	180	3,279
Foreign currency transactions	—	360	(1,624)
Futures contracts	—	11	(574)
Written option contracts	—	—	—
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Affiliated investments	—	—	—
Investments	—	307	1,573
Translation of assets and liabilities in foreign currencies	—	(406)	(786)
Futures contracts	—	—	67
Swap contracts	—	—	—
Net Realized and Unrealized Gains (Losses)	—	452	1,935
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38	$1,219	$6,725

See notes to financial statements.

61	Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden High Income Fund
$1,486	$15,988	$9,541	$1,062	$37,020
—	—	46	76	—
1	1	1,392	33	2
—	—	15	3	237
1,487	15,989	10,994	1,174	37,259
173	1,137	811	102	1,919
93	632	434	44	822
10	661	25	29	368
1	81	—	—	9
5	62	30	7	30
14	59	31	8	66
16	31	21	11	29
5	49	33	2	59
2	24	16	1	28
—	3	2	—	4
1	10	6	—	11
2	12	9	1	17
2	6	11	—	9
3	23	12	7	15
7	49	33	4	57
2	28	17	1	29
15	17	17	17	20
—	1	1	—	1
1	—	—	—	—
352	2,885	1,509	234	3,493
(48)	(692)	—	(45)	—
304	2,193	1,509	189	3,493
1,183	13,796	9,485	985	33,766
—	—	1,632	52	—
(707)	(12,166)	10,001	1,353	16,715
—	—	1,982	(29)	—
—	142	(652)	(7)	—
—	(1)	—	—	—
—	—	(793)	59	—
—	—	(676)	13	—
287	1,879	(7,884)	(514)	12,348
—	—	84	—	—
—	—	(478)	14	—
—	—	195	10	—
(420)	(10,146)	3,411	951	29,063
$763	$3,650	$12,896	$1,936	$62,829

See notes to financial statements.

Semi-Annual Report	62

Statements of Operations continued

Period ended April 30, 2013 (Unaudited)

Numbers in 000s

	Payden Tax Exempt Bond Fund	Payden California Municipal Bond Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$171	$721	$856
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	—	—
Income from securities lending	—	—	4
Foreign tax withholdings	—	—	—
Investment Income	171	721	860
EXPENSES:
Investment advisory fees (Note 3)	20	78	114
Administration fees (Note 3)	9	37	57
Shareholder servicing fees	1	2	26
Distribution fees (Note 3)	—	—	—
Custodian fees	1	3	13
Transfer agent fees	7	8	9
Registration and filing fees	11	3	15
Trustee fees and expenses	1	3	3
Printing and mailing costs	—	1	1
Professional Fees	—	—	—
Legal fees	—	1	1
Publication expense	1	1	2
City taxes	—	1	1
Pricing fees	5	6	10
Fund accounting fees	3	5	6
Insurance	—	1	2
Audit fees	15	15	17
Loan commitment fees	—	—	—
Other Expenses	1	—	—
Gross Expenses	75	165	277
Expense subsidy (Note 3)	(40)	(29)	(31)
Net Expenses	35	136	246
Net Investment Income (loss)	136	585	614
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Affiliated investments	—	—	—
Investments	207	182	295
Foreign currency transactions	—	—	329
Futures contracts	—	—	(65)
Purchased option contracts	—	—	—
Written option contracts	—	—	—
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Affiliated investments	—	—	—
Investments	(146)	(113)	194
Translation of assets and liabilities in foreign currencies	—	—	(250)
Futures contracts	—	—	5
Written option contracts	—	—	—
Swap contracts	—	—	—
Net Realized and Unrealized Gains	61	69	508
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$197	$654	$1,122

See notes to financial statements.

63	Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Value Leaders Fund	Metzler/Payden European Emerging Markets Fund
$495	$32,726	$5,534	—	$—
—	—	—	$4,838	478
325	1	1	—	—
—	107	4	37	—
—	—	—	(13)	(67)
820	32,834	5,539	4,862	411
71	2,452	537	477	271
36	817	134	143	54
24	330	—	62	73
—	45	—	5	—
18	85	40	12	61
9	41	14	20	28
16	37	20	11	18
2	52	6	8	4
1	25	3	4	2
—	4	—	1	—
—	10	1	2	1
2	9	1	1	3
2	4	2	1	16
10	8	5	—	6
5	52	9	10	20
1	23	3	3	2
18	19	19	15	19
—	1	—	—	—
—	—	87	—	—
215	4,014	881	775	578
(47)	(83)	—	(9)	(21)
168	3,931	881	766	557
652	28,903	4,658	4,096	(146)
52	—	—	—	—
586	26,390	1,569	4,975	347
765	(1,373)	(2,651)	—	(131)
16	(401)	—	2,531	—
—	—	—	—	—
—	—	—	170	—
(15)	1,538	24	—	—
131	—	—	—	—
(237)	(9,090)	8,216	18,739	842
(152)	(69)	565	—	(6)
(79)	48	—	—	—
—	—	—	12	—
(18)	(1,733)	(10)	—	—
1,049	15,310	7,713	26,427	1,052
$1,701	$44,213	$12,371	$30,523	$906

See notes to financial statements.

Semi-Annual Report	64

Statements of Changes in Net Assets

Period ended April 30, 2013 (Unaudited) and year ended October 31, 2012

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$38	$122	$767	$1,470
Net realized gains (losses) on investments	—	4	551	182
Change in net unrealized appreciation/(depreciation)	—	—	(99)	2,377
Change in Net Assets Resulting from Operations	38	126	1,219	4,029

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	—	—
Investor Class	(38)	(122)	(768)	(1,633)
Net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(38)	(122)	(768)	(1,633)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	12,820,840	39,026,809	161,122	214,735
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	8	35	742	1,468
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(12,989,415)	(39,248,087)	(159,437)	(193,079)
Change in Net Assets from Capital Transactions	(168,567)	(221,243)	2,427	23,124
Total Change in Net Assets	(168,567)	(221,239)	2,878	25,520

NET ASSETS:
Beginning of period	525,480	746,719	242,013	216,493
End of period	$356,913	$525,480	$244,891	$242,013
Accumulated net investment income/(loss)	$(6)	$(6)	$(6)	$(5)

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—
Investor Class:
Outstanding shares at beginning of period	525,479	746,722	25,525	23,064
Shares sold	12,820,502	39,026,809	16,988	22,788
Shares issued in reinvestment of distributions	8	35	78	156
Shares redeemed	(12,989,078)	(39,248,087)	(16,801)	(20,483)
Change in shares outstanding	(168,568)	(221,243)	265	2,461
Outstanding shares at end of period	356,911	525,479	25,790	25,525

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	128,708	169,110
Sale of investments (excluding government)	—	—	131,247	141,939
Purchase of government securities	—	—	80,009	71,802
Sale of government securities	—	—	67,064	73,739

See notes to financial statements.

65	Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2013	2012	2013	2012	2013	2012	2013	2012

$4,790	$9,797	$1,183	$714	$13,796	$15,599	$9,485	$19,514
1,081	2,911	(707)	1,414	(12,025)	33,903	12,170	20,775
854	9,776	287	(294)	1,879	(4,731)	(8,759)	13,981
6,725	22,484	763	1,834	3,650	44,771	12,896	54,270

—	—	(8)	(11)	(982)	(2,616)	(5)	(415)
(4,803)	(10,432)	(1,098)	(1,274)	(12,814)	(29,837)	(10,243)	(23,550)
—	—	(4)	(14)	(1,574)	—	—	—
—	—	(528)	(1,133)	(19,408)	—	(269)	—
(4,803)	(10,432)	(1,638)	(2,432)	(34,778)	(32,453)	(10,517)	(23,965)

—	—	471	492	8,009	76,474	117	2,578
213,107	351,710	43,884	57,919	94,473	377,056	48,196	63,076
—	—	11	25	2,183	2,312	4	413
4,083	8,730	1,558	2,385	30,329	27,929	10,418	23,449
—	—	(409)	(356)	(34,582)	(50,683)	(215)	(43,024)
(153,162)	(293,174)	(18,085)	(13,676)	(321,763)	(306,684)	(110,600)	(51,363)
64,028	67,266	27,430	46,789	(221,351)	126,404	(52,080)	(4,871)
65,950	79,318	26,555	46,191	(252,479)	138,722	(49,701)	25,434

541,809	462,491	110,886	64,695	967,969	829,247	646,056	620,622
$607,759	$541,809	$137,441	$110,886	$715,490	$967,969	$596,355	$646,056
$(154)	$(141)	$103	$26	$672	$672	$297	$1,060

—	—	78	64	7,582	4,942	32	3,787
—	—	43	45	755	7,127	11	244
—	—	1	2	208	215	—	40
—	—	(37)	(33)	(3,271)	(4,702)	(19)	(4,039)
—	—	7	14	(2,308)	2,640	(8)	(3,755)
—	—	85	78	5,274	7,582	24	32
52,974	46,193	10,018	5,756	82,022	72,789	58,365	55,094
20,807	34,871	4,020	5,284	8,925	35,067	4,367	5,885
399	864	143	218	2,889	2,591	944	2,188
(14,957)	(28,954)	(1,659)	(1,240)	(30,673)	(28,425)	(9,976)	(4,802)
6,249	6,781	2,504	4,262	(18,859)	9,233	(4,665)	3,271
59,223	52,974	12,522	10,018	63,163	82,022	53,700	58,365

219,704	305,321	—	—	—	—	243,864	337,470
171,369	237,463	—	—	—	—	291,667	370,350
247,412	302,839	108,011	107,909	1,349,516	502,124	2,035,989	2,844,884
255,091	299,946	84,298	64,796	1,661,064	369,864	2,051,625	2,759,888
See notes to financial statements.

Semi-Annual Report	66

Statements of Changes in Net Assets continued

Period ended April 30, 2013 (Unaudited) and year ended October 31, 2012

Numbers in 000s

	Payden Corporate Bond Fund		Payden High Income Fund
	2013	2012	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$985	$1,585	$33,766	$72,666
Net realized gains (losses) on investments	1,428	876	16,715	(79)
Change in net unrealized appreciation/(depreciation)	(477)	1,820	12,348	55,899
Change in Net Assets Resulting from Operations	1,936	4,281	62,829	128,486

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	(206)	(348)
Investor Class	(1,013)	(1,593)	(31,045)	(74,991)
Net realized gains from investments:
Adviser Class	—	—	—	(52)
Investor Class	(926)	(1,591)	—	(12,932)
Return of capital:
Adviser Class	—	—	—	(18)
Investor Class	—	—	—	(3,874)
Change in Net Assets from Distributions to Shareholders	(1,939)	(3,184)	(31,251)	(92,215)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	3,780	4,442
Investor Class	28,150	7,278	100,498	296,809
Reinvestment of distributions:
Adviser Class	—	—	126	300
Investor Class	1,906	3,040	21,203	56,624
Cost of fund shares redeemed:
Adviser Class	—	—	(668)	(3,442)
Investor Class	(5,288)	(6,715)	(242,498)	(290,906)
Proceeds from redemption fees (Note 3)
Adviser Class	—	—	—	1
Investor Class	—	—	1	9
Change in Net Assets from Capital Transactions	24,768	3,603	(117,558)	63,837
Total Change in Net Assets	24,765	4,700	(85,980)	100,108

NET ASSETS:
Beginning of period	43,259	38,559	1,129,153	1,029,045
End of period	$68,024	$43,259	$1,043,173	$1,129,153
Accumulated net investment income/(loss)	$(3)	$25	$45	$(2,470)

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	819	637
Shares sold	—	—	510	627
Shares issued in reinvestment of distributions	—	—		1742
Shares redeemed	—	—	(91)	(487)
Change in shares outstanding	—	—	436	182
Outstanding shares at end of period	—	—	1,255	819
Investor Class:
Outstanding shares at beginning of period	3,730	3,404	154,091	145,225
Shares sold	2,466	650	13,616	41,975
Shares issued in reinvestment of distributions	167	279	2,874	8,024
Shares redeemed	(462)	(603)	(32,846)	(41,133)
Change in shares outstanding.	2,171	326	(16,356)	8,866
Outstanding shares at end of period	5,901	3,730	137,735	154,091

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	28,207	23,964	171,326	320,451
Sale of investments (excluding government)	14,444	22,684	276,412	246,264
Purchase of government securities	117,974	173,508	—	—
Sale of government securities	112,049	169,573	—	—

See notes to financial statements.

67	Payden Mutual Funds

Payden Tax Exempt Bond Fund		Payden California Municipal Income Fund		Payden Global Low Duration Fund		Payden Global Fixed Income Fund
2013	2012	2013	2012	2013	2012	2013	2012
$136	$306	$585	$1,154	$614	$1,348	$652	$1,714
207	345	182	583	559	(169)	1,404	903
(146)	248	(113)	1,756	(51)	2,425	(355)	811
197	899	654	3,493	1,122	3,604	1,701	3,428
—	—	—	—	—	—	—	—
(136)	(306)	(584)	(1,154)	(611)	(2,171)	(593)	(3,810)
—	—	—	—	—	—	—	—
(346)	(40)	(536)	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(482)	(346)	(1,120)	(1,154)	(611)	(2,171)	(593)	(3,810)
—	—	—	—	—	—	—	—
922	3,714	2,836	10,737	14,280	14,771	4,535	10,969
—	—	—	—	—	—	—	—
474	339	1,009	1,031	597	2,101	567	3,622
—	—	—	—	—	—	—	—
(2,595)	(5,433)	(3,214)	(8,561)	(5,706)	(20,782)	(7,545)	(32,580)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(1,199)	(1,380)	631	3,207	9,171	(3,910)	(2,443)	(17,989)
(1,484)	(827)	165	5,546	9,682	(2,477)	(1,335)	(18,371)
14,085	14,912	49,811	44,265	70,544	73,021	48,221	66,592
$12,601	$14,085	$49,976	$49,811	$80,226	$70,544	$46,886	$48,221
$28	$28	$(3)	$(4)	$1	$(2)	$56	$(3)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,317	1,450	4,684	4,378	6,982	7,394	5,541	7,646
88	351	268	1,027	1,408	1,468	516	1,282
46	32	96	98	58	213	64	433
(244)	(516)	(303)	(819)	(562)	(2,093)	(858)	(3,820)
(110)	(133)	61	306	904	(412)	(278)	(2,105)
1,207	1,317	4,745	4,684	7,886	6,982	5,263	5,541
2,435	7,007	4,586	16,953	32,836	27,129	18,667	34,155
3,719	7,485	4,371	11,409	19,681	40,626	18,823	51,905
—	—	—	—	22,576	25,745	3,533	12,117
—	—	—	—	29,295	16,019	4,435	12,614

See notes to financial statements.

Semi-Annual Report	68

Statements of Changes in Net Assets continued

Period ended April 30, 2013 (Unaudited) and year ended October 31, 2012

Numbers in 000s

	Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund
	2013	2012(1)	2013	2012(2)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$28,903	$46,070	$4,658	$4,316
Net realized gains (losses) on investments	26,154	20,708	(1,058)	(1,133)
Change in net unrealized appreciation/(depreciation)	(10,844)	61,265	8,771	1,083
Change in Net Assets Resulting from Operations	44,213	128,043	12,371	4,266
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	(1,435)	—	(1)
Investor Class	(30,065)	(35,028)	(4,302)	(3,476)
Institutional Class	—	(12,316)	—	—
Net realized gains from investments:
Adviser Class	—	(448)	—	—
Investor Class	(17,171)	(12,815)	—	—
Return of capital:
Investor Class	—	—	—	(835)
Change in Net Assets from Distributions to Shareholders	(47,236)	(62,042)	(4,302)	(4,312)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	22,913	16,353	239	283
Investor Class	168,892	319,408	163,831	116,447
Institutional Class	13,100	411,211	—	—
Reinvestment of distributions:
Adviser Class	1,382	1,844	2	1
Investor Class	23,256	42,989	3,416	3,421
Institutional Class	18,327	11,585	—	—
Cost of fund shares redeemed:
Adviser Class	(16,004)	(19,192)	(57)	(256)
Investor Class	(167,468)	(443,641)	(5,911)	(908)
Institutional Class	(73,238)	(987)	—	—
Proceeds from redemption fees (Note 3)
Adviser Class	5	1	—	—
Investor Class	63	19	8	—
Change in Net Assets from Capital Transactions	(8,772)	339,590	161,528	118,988
Total Change in Net Assets	(11,795)	405,591	169,597	118,942
NET ASSETS:
Beginning of period	1,052,856	647,265	118,942	—
End of period	$1,041,061	$1,052,856	$288,539	$118,942
Accumulated net investment income/(loss)	$721	$1,883	$277	$(79)
FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period	1,799	1,880	2	—
Shares sold	1,499	1,111	22	28
Shares issued in reinvestment of distributions	89	128	—	—
Shares redeemed	(1,063)	(1,320)	(5)	(26)
Change in shares outstanding	525	(81)	17	2
Outstanding shares at end of period	2,324	1,799	19	2
Investor Class:
Outstanding shares at beginning of period	37,338	42,990	11,609	—
Shares sold	10,954	22,050	15,395	11,357
Shares issued in reinvestment of distributions	1,510	2,999	323	343
Shares redeemed	(10,896)	(30,701)	(562)	(91)
Change in shares outstanding	1,568	(5,652)	15,156	11,609
Outstanding shares at end of period	38,906	37,338	26,765	11,609
Institutional Class
Outstanding shares at beginning of period	29,141	—	—	—
Shares sold	851	28,427	—	—
Shares issued in reinvestment of distributions	1,190	784	—	—
Shares redeemed	(4,778)	(70)	—	—
Change in shares outstanding	(2,737)	29,141	—	—
Outstanding shares at end of period	26,404	29,141	—	—
LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	657,702	906,162	263,553	190,184
Sale of investments (excluding government)	661,792	591,210	109,233	75,985

(1)	The Fund commence offering the Institutional Class on April 9, 2012.
(2)	Fund commenced operations on November 2, 2011.
(3)	The Fund commence offering the Adviser Class on December 1, 2011.

See notes to financial statements.

69	Payden Mutual Funds

Payden Value Leaders Fund		Metzler/Payden European Emerging Markets Fund
2013	2012(3)	2013	2012
$4,096	$5,476	$(146)	$982
7,676	5,459	216	(18,789)
18,751	3,962	836	11,693
30,523	14,897	906	(6,114)
(74)	(124)	—	—
(4,201)	(5,698)	(147)	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(4,275)	(5,822)	(147)	—
593	4,156	—	—
58,951	127,720	6,143	9,151
—	—	—	—
68	119	—	—
4,132	5,587	141	—
—	—	—	—
(502)	(948)	—	(34,603)
(28,189)	(37,502)	(19,721)	—
—	—	—	—
—	1	—	4
—	—	4	—
35,053	99,133	(13,433)	(25,448)
61,301	108,208	(12,674)	(31,562)
172,040	63,832	74,106	105,668
$233,341	$172,040	$61,432	$74,106
$180	$359	$(147)	$146
312	—	—	—
50	389	—	—
6	11	—	—
(44)	(88)	—	—
12	312	—	—
324	312	—	—
15,161	6,311	3,381	4,573
5,070	11,792	266	426
355	515	6	—
(2,454)	(3,457)	(854)	(1,618)
2,971	8,850	(582)	(1,192)
18,132	15,161	2,799	3,381
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
119,475	313,981	36,419	100,293
83,822	213,312	49,899	125,156

See notes to financial statements.

Semi-Annual Report	70

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its seventeen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes sixteen of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the

Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information (pricing services, quotes obtained from brokers and dealers, and recent market trades) provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Fund causing a decline in value.

71	Payden Mutual Funds

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase

Semi-Annual Report	72

Notes to Financial Statements continued

by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds entered into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the GNMA Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	—	—
Options written	200	$46,221
Options expired	—	—
Options exercised	—	—
Options closed	(200)	(46,221)

Options outstanding at April 30, 2013	—	—

73	Payden Mutual Funds

Written option activity for the Value Leaders Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2012	150	$82,198
Options written	469	157,980
Options expired	—	—
Options exercised	—	—
Options closed	(619)	(240,178)

Options outstanding at April 30, 2013	—	—

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell mortgagebacked securities they own under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Derivatives and Hedging

In December 2011, Financial Accounting Standard Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2013

(000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Foreign currency risk[2,3]	—	(363)

Low Duration
Interest rate risk[1]	—	(43)
Foreign currency risk[2,3]	—	(363)

Total	—	(406)
Core Bond
Interest rate risk[1,5]	234	(3,617)
Foreign currency risk[2,3]	180	(252)

Total	414	(3,869)
Corporate Bond
Interest rate risk[1]	13	—
Foreign currency risk[2,3]	—	(3)

Total	13	(3)
Global Low Duration
Foreign currency risk[2,3]	—	(261)

Global Fixed Income
Interest rate risk[1]	69	(170)
Foreign currency risk[2,3]	345	(492)

Total	414	(662)
Emerging Markets Bond
Foreign currency risk[2,3]	741	(809)

Emerging Markets Local Bond
Interest rate risk[4,5]	234	(54)
Foreign currency risk[2,3]	931	(237)

Total	1,165	(54)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.
2	Receivable for forward currency contracts.
3	Payable for forward currency contracts.
4	Receivable for swap contracts.
5	Payable for swap contracts.

Semi-Annual Report	74

Notes to Financial Statements continued

The Effect of Derivative Instruments on the Statement of

Operations

For the Period Ended April 30, 2013

(000s)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Interest rate	$11	—	—	—	$11
Foreign exchange	—	$360	—	—	360

Total	11	360	—	—	371

Low Duration
Interest rate	(574)	—	—	—	(574)
Foreign exchange	—	(1,624)	—	—	(1,624)

Total	(574)	(1,624)	—	—	(2,198)

GNMA
Interest rate	142	—	(1)	—	141

Core Bond
Interest rate	(652)	—	—	$(793)	(1,445)
Foreign exchange	—	1,982	—	—	1,982

Total	(652)	1,982	—	(793)	537

Corporate Bond
Interest rate	(7)	—	—	59	52
Foreign exchange	—	(29)	—	—	(29)

Total	(7)	(29)	—	59	23

Global Low Duration
Interest rate	(65)	—	—	—	(65)
Foreign exchange	—	329	—	—	329

Total	(65)	329	—	—	264

Global Fixed Income
Interest rate	16	—	—	(15)	1
Foreign exchange	—	765	—	—	765

Total	16	765	—	(15)	766

Emerging Markets Bond
Interest rate	(401)	—	—	1,538	1,137
Foreign exchange	—	(1,373)	—	—	(1,373)

Total	(401)	(1,373)	—	1,538	(236)

Emerging Markets Local Bond
Interest rate	—	—	—	24	24
Foreign exchange	—	(2,651)	—	—	(2,651)

Total	—	(2,651)	—	24	(2,627)

Value Leaders
Equity	2,531	—	170	—	2,701

European Emerging Markets
Foreign exchange	—	(131)	—	—	(131)

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
3	Net realized gains (losses) from option contracts.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2013

(000s)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Foreign exchange	—	$(407)	—	—	$(407)

Low Duration
Interest rate	$67	—	—	—	67
Foreign exchange	—	(796)	—	—	(796)

Total	67	(796)	—	—	(729)

GNMA
Interest rate	—	—	$(22)	—	(22)

Core Bond
Interest rate	(478)	—	—	$195	(283)
Foreign exchange	—	(109)	—	—	(109)

Total	(478)	(109)	—	195	(392)

Corporate Bond
Foreign exchange	—	(1)	—	—	(1)
Interest rate	14	—	—	10	24

Total	14	(1)	—	10	23

Global Low Duration
Foreign exchange	—	(245)	—	—	(245)
Interest rate	5	—	—	—	5

Total	5	(245)	—	—	(240)

Global Fixed Income
Foreign exchange	—	(153)	—	—	(153)
Interest rate	(79)	—	—	(15)	(94)

Total	(79)	(153)	—	(15)	(247)

Emerging Markets Bond
Foreign exchange	—	(77)	—	—	(77)
Interest rate	48	—	—	(1,733)	(1,685)

Total	48	(77)	—	(1,733)	(1,762)

Emerging Markets Local Bond
Foreign exchange	—	452	—	—	452
Interest rate	—	—	—	(10)	(10)

Total	—	452	—	(10)	442

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which includes other currency related appreciation (depreciation).
7	Change in net unrealized appreciation (depreciation) from option contracts.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

75	Payden Mutual Funds

During the period ended April 30, 2013 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	6%	0%	0%	0%
Low Duration Bond	3%	0%	6%	0%
U.S. Government	0%	0%	0%	0%
Core Bond	1%	1%	15%	0%
Corporate Bond	2%	0%	9%	0%
Global Low Duration	11%	0%	4%	0%
Global Fixed Income	37%	0%	24%	1%
Emerging Markets Bond	2%	3%	4%	0%
Emerging Markets Local Bond	17%	0%	18%	0%
Value Leaders	0%	0%	0%	0%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market and European Emerging Markets) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) European Emerging Markets Fund, which are declared and paid semi-annually, and (ii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2013, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the

Semi-Annual Report	76

Notes to Financial Statements continued

Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2012	Purchases	Sales	Dividends	Value April 30, 2013
Investments in Cash Reserves Money Market Fund
Limited Maturity	$2,810,577	$421,780,663	$420,553,653	$280	$4,037,587
Low Duration	22,302,810	674,357,410	673,942,085	428	22,718,135
U.S. Government	4,765,068	861,211,949	859,678,093	543	6,298,924
GNMA	23,816,038	1,284,978,604	1,301,577,083	959	7,217,559
Core Bond	6,469,435	1,064,430,274	1,056,798,438	660	14,101,271
Corporate Bond	1,548,795	196,705,969	196,025,608	140	2,229,156
High Income	114,285,189	3,022,319,825	3,061,816,273	2,068	74,788,741
Global Low Duration	2,262,703	175,142,282	176,148,481	93	1,256,504
Global Fixed Income	2,628,647	86,595,870	88,519,974	48	704,543
Emerging Markets Bond	79,176,705	2,051,644,667	2,086,160,010	1,424	44,661,362
Emerging Markets Local Bond	4,955,134	1,015,468,076	1,010,119,572	621	10,303,638
Value Leaders	5,759,880	330,946,368	313,136,004	216	23,570,244
MP European Emerging Markets	28,075	188,305,360	187,286,061	97	1,047,374
Investments in High Income Fund — Investor Class
Core Bond	$24,561,441	—	$24,100,000	$532,243	$866,182
Corporate Bond	837,931	—	851,724	13,218	—
Global Fixed Income	3,846,934	—	620,000	108,307	3,334,661
Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	$23,379,833	—	$19,200,000	$525,163	$3,978,038
Global Fixed Income	6,434,781	—	930,000	172,787	5,486,792
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$15,360,000	—	$1,950,000	$333,737	$14,162,448
Corporate Bond	—	$2,687,648	—	19,579	2,738,503
Global Fixed Income	1,812,302	—	—	43,697	1,906,102

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the statements of operations.

Redemption Fee

The High Income, Emerging Markets Bond, Emerging Markets Local Bond, Value Leaders and the European Emerging Markets Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days. The fees are added to paid in capital and are disclosed in the statements of changes in net assets.

77	Payden Mutual Funds

Line of Credit

The Paydenfunds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $30 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Recent Accounting Standard

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on each Fund’s financial statement disclosures.

3. Related Party Transactions

Payden & Rygel and Metzler/Payden (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets

	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	FY 2011	FY 2012	FY 2013
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$1,426,841	$1,390,864	$1,872,054
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%	138,454	141,239	254,769
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	155,287	95,580	325,057
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.42%	24,031	25,902	209,257
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	840,128	1,193,435	1,908,217
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—	—	—
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	137,550	101,306	177,662
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—	—	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%	75,129	75,144	117,808
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	51,218	53,979	84,172
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%	—	32,693	77,602
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	98,962	97,132	163,849
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	—	145,490	82,685
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	—	71,436	—
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	58,027	146,208	59,113
European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a	146,876	62,086	283,502

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an

Semi-Annual Report	78

Notes to Financial Statements continued

annualized basis through February 28, 2013 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the U.S. Government, GNMA, Core Bond, High Income, Emerging Markets Bond and Emerging Markets Local Bond Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor, or Institutional classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury

Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Fund’s expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

Table 1.

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$182,000	—	—	—	$182,000
U.S. Government Agency	—	—	115,729	—	—	—	115,729
U.S. Government	—	—	45,041	—	—	—	45,041
Investment Company	$14,150	—	—	—	—	—	14,150

79	Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Asset Backed	—	—	$ 45,592	—	—	—	$ 45,592
Commercial Paper	—	—	3,245	—	—	—	3,245
Corporate Bond	—	—	115,954	—	—	—	115,954
Foreign Government	—	—	6,369	—	—	—	6,369
Mortgage Backed	—	—	35,856	—	—	—	35,856
Municipal	—	—	7,498	—	—	—	7,498
U.S. Government	—	—	29,857	—	—	—	29,857
Investment Company	$4,038	—	—	—	—	—	4,038

Low Duration
Asset Backed	—	—	38,605	—	—	—	38,605
Corporate Bond	—	—	415,575	—	—	—	415,575
Foreign Government	—	—	5,430	—	—	—	5,430
Mortgage Backed	—	—	77,987	—	—	—	77,987
Municipal	—	—	1,806	—	—	—	1,806
U.S. Government Agency	—	—	402	—	—	—	402
U.S. Government	—	—	67,101	—	—	—	67,101
Investment Company	22,718	—	—	—	—	—	22,718

U.S. Government
Mortgage Backed	—	—	120,271	—	—	—	120,271
U.S. Government	—	—	28,692	—	—	—	28,692
Investment Company	6,299	—	—	—	—	—	6,299

GNMA
Mortgage Backed	—	—	1,008,026	—	—	—	1,008,026
Options	157	—	—	—	—	—	157
U.S. Government	—	—	49,845	—	—	—	49,845
Investment Company	7,218	—	—	—	—	—	7,218

Core Bond
Asset Backed	—	—	4,056	—	—	—	4,056
Corporate Bond	—	—	333,359	—	—	—	333,359
Foreign Government	—	—	4,655	—	—	—	4,655
Mortgage Backed	—	—	192,563	—	—	—	192,563
Municipal	—	—	6,248	—	—	—	6,248
U.S. Government	—	—	118,258	—	—	—	118,258
Investment Company	33,108	—	—	—	—	—	33,108

Corporate Bond
Corporate Bond	—	—	62,351	—	—	—	62,351
Municipal	—	—	509	—	—	—	509
Preferred Stock	1,396	—	—	—	—	—	1,396
U.S. Government	—	—	100	—	—	—	100
Investment Company	4,968	—	—	—	—	—	4,968

Semi-Annual Report	80

Notes to Financial Statements continued

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
High Income
Corporate Bond	—	—	$1,017,664	—	—	—	$1,017,664
Investment Company	$74,789	—	—	—	—	—	74,789

Tax Exempt Bond
Municipal	—	—	12,249	—	—	—	12,249
Investment Company	414	—	—	—	—	—	414

California Municipal Bond
Municipal	—	—	48,804	—	—	—	48,804
Investment Company	589	—	—	—	—	—	589

Global Low Duration
Asset Backed	—	—	5,438	—	—	—	5,438
Corporate Bond	—	—	54,368	—	—	—	54,368
Foreign Government	—	—	1,544	—	—	—	1,544
Mortgage Backed	—	—	8,925	—	—	—	8,925
Municipal	—	—	242	—	—	—	242
U.S. Government	—	—	9,261	—	—	—	9,261
Investment Company	1,257	—	—	—	—	—	1,257

Global Fixed Income
Corporate Bond	—	—	15,052	—	—	—	15,052
Foreign Government	—	—	15,016	—	—	—	15,016
Mortgage Backed	—	—	867	—	—	—	867
Municipal	—	—	503	—	—	—	503
U.S. Government	—	—	4,185	—	—	—	4,185
Investment Company	11,432	—	—	—	—	—	11,432

Emerging Markets Bond
Commercial Paper	—	—	1,700	—	—	—	1,700
Corporate Bond	—	—	520,422	—	—	—	520,422
Foreign Government	—	—	492,815	—	—	—	492,815
Municipal	—	—	17,493	—	—	—	17,493
Investment Company	44,661	—	—	—	—	—	44,661

Emerging Markets Local Bond
Corporate Bond	—	—	68,575	—	—	—	68,575
Foreign Government	—	—	197,420	—	—	—	197,420
Municipal	—	—	11,703	—	—	—	11,703
Investment Company	10,304	—	—	—	—	—	10,304

Value Leaders
Common Stock	211,076	—	—	—	—	—	211,076
Preferred Stock	18,923	—	—	—	—	—	18,923
Investment Company	23,570	—	—	—	—	—	23,570
Options	175	—	—	—	—	—	175

81	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
European Emerging Markets
Common Stock	$59,648	—	$1,175	—	—	—	$60,823
Investment Company	1,047	—	—	—	—	—	1,047

Table 1a.

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	—	$(363)	—	—	$(363)

Low Duration
Forward currency contracts	—	—	—	(722)	—	—	(722)
Futures	—	$(43)	—	—	—	—	(43)

GNMA
Options	$157	—	—	—	—	—	157

Core Bond
Forward currency contracts	—	—	$180	(252)	—	—	(72)
Futures	234	(752)	—	—	—	—	(518)
Swaps	—	—	—	(2,865)	—	—	(2,865)

Corporate Bond
Forward currency contracts	—	—	—	(3)	—	—	(3)
Futures	13	—	—	—	—	—	13

Global Low Duration
Forward currency contracts	—	—	—	(261)	—	—	(261)

Global Fixed Income
Forward currency contracts	—	—	345	(492)	—	—	(147)
Swaps	—	—	—	(31)	—	—	(31)
Futures	69	(136)	—	—	—	—	(67)

Emerging Markets Bond
Forward currency contracts	—	—	741	(809)	—	—	(68)

Emerging Markets Local Bond
Forward currency contracts	—	—	931	(237)	—	—	694
Swaps	—	—	234	(54)	—	—	180

Value Leaders
Options	175	—	—	—	—	—	175

Semi-Annual Report	82

Notes to Financial Statements continued

5. Federal Tax Information (amounts in 000s)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in preenactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

At October 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Capital Loss Carryforwards
	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Cash Reserve Money Market	—	—	—	—	—	—	$ 2	—	$ 2
Limited Maturity	—	$1,340	$411	$840	$3,358	$ 2,201	287	$527	8,964
Low Duration	—	—	—	—	—	772	—	—	772
Global Low Duration	—	—	182	644	—	2,397	—	—	3,223
Global Fixed Income	—	—	—	—	—	2,702	—	1,004	3,706
Value Leaders	—	—	—	—	1,267	8,538	—	—	9,805
Global Equity	—	—	—	—	2,319	652	—	452	3,423
European Emerging Markets	—	—	—	—	—	115,894	714	383	116,991

The following Funds had post enactment carryforward losses:

	Short-Term	Long-Term	Total
High Income	$ 297	—	$ 297
European Emerging Markets	13,161	$13,774	26,935

83	Payden Mutual Funds

At April 30, 2013, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$ 356,920,091	—	—	—
Limited Maturity	247,607,235	$ 1,394,003	$ 592,550	$ 801,453
Low Duration	621,082,797	10,540,042	1,999,358	8,540,684
U.S. Government	154,198,738	1,123,892	61,037	1,062,855
GNMA	1,044,761,642	22,755,736	2,271,234	20,484,502
Core Bond	673,039,709	19,599,200	391,517	19,207,683
Corporate Bond	65,979,815	3,370,456	25,856	3,344,600
High Income	1,006,272,374	88,147,032	1,966,496	86,180,536
Tax Exempt Bond	12,062,061	602,688	1,742	600,946
California Municipal Income	46,380,857	3,020,092	8,282	3,011,810
Global Low Duration	80,132,452	1,318,645	415,651	902,994
Global Fixed Income	45,955,883	1,663,292	563,751	1,099,541
Emerging Markets Bond	1,019,047,741	60,448,587	2,405,006	58,043,581
Emerging Markets Local Bond	279,199,304	10,786,916	1,983,882	8,803,035
Value Leaders	229,616,022	24,977,357	849,348	24,128,009
European Emerging Markets Fund	62,334,104	4,986,058	5,449,830	(463,772)

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and the following item was noted:

Effective June 3, 2013, the Value Leaders Fund changed its name to the Equity Income Fund.

Semi-Annual Report	84

Financial Highlights

For the share outstanding for the period ended April 30, 2013 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2013		2012	2011	2010		2009
Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Income (loss) from investment activities:
Net investment income	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)	0.01
Net realized and unrealized gains (losses)	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)	0.00 (1)

Total from investment activities	0.00		0.00	0.00	0.00		0.01

Distributions to shareholders:
From net investment income	0.00	(1)	0.00 (1)	0.00 (1)	(0.00	)(1)	(0.01)
Return of capital	—		—	—	(0.00	)(1)	—

Total distributions to shareholders	0.00		0.00	0.00	0.00		(0.01)

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return	0.01	%(2)	0.02%	0.02%	0.03%		0.63%

Ratios/supplemental data:
Net assets, end of period (000s)	$356,913		$525,480	$746,719	$591,869		$1,087,956
Ratio of gross expense to average net assets	0.38	%(3)	0.38%	0.37%	0.38%		0.43%
Ratio of net expense to average net assets	0.13	%(3)	0.15%	0.14%	0.23%		0 29%
Ratio of investment income less gross expenses to average net assets	(0.22	)%(3)	(0.21)%	(0.20)%	(0.12)%		0.49%
Ratio of net investment income to average net assets	0.02	%(3)	0.02%	0.02%	0.03%		0.63%
Portfolio turnover rate	n/a		n/a	n/a	n/a		n/a
The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2013		2012	2011	2010		2009
Net asset value — beginning of period	$9.48		$9.39	$9.45	$9.37		$9.26

Income (loss) from investment activities:
Net investment income	0.03		0.06	0.08	0.07		0.17
Net realized and unrealized gains (losses)	0.02		0.10	(0.05)	0.09		0.11

Total from investment activities	0.05		0.16	0.03	0.16		0.28

Distributions to shareholders:
From net investment income	(0.03)		(0.07)	(0.09)	(0.08)		(0.17)
Return of capital	—		—	—	(0.00	)(1)	—

Total distributions to shareholders	(0.03)		(0.07)	(0.09)	(0.08)		(0.17)

Net asset value — end of period	$9.50		$9.48	$9.39	$9.45		$9.37

Total return	0.49	%(2)	1.66%	0.27%	1.71%		3.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$244,891		$242,013	$216,493	$158,433		$112,470
Ratio of gross expense to average net assets	0.54	%(3)	0.56%	0.57%	0.61%		0.73%
Ratio of net expense to average net assets	0.45	%(3)	0.50%	0.50%	0.52%		0.50%
Ratio of investment income less gross expenses to average net assets	0.47	%(3)	0.56%	0.72%	0.65%		1.65%
Ratio of net investment income to average net assets	0.55	%(3)	0.62%	0.79%	0.74%		1.88%
Portfolio turnover rate	78	%(2)	98%	75%	78%		103%

The Fund commenced operations on May 1, 1994.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

85	Payden Mutual Funds

	Payden Low Duration Fund
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$10.23		$10.01	$10.23	$10.11	$9.74

Income (loss) from investment activities:
Net investment income	0.08		0.18	0.24	0.21	0.34
Net realized and unrealized gains (losses)	0.03		0.23	(0.20)	0.20	0.40

Total from investment activities	0.11		0.41	0.04	0.41	0.74

Distributions to shareholders:
From net investment income	(0.08)		(0.19)	(0.24)	(0.25)	(0.37)
From net realized gains	—		—	(0.02)	(0.04)	—
Return of capital	—		—	—	—	—

Total distributions to shareholders	(0.08)		(0.19)	(0.26)	(0.29)	(0.37)

Net asset value — end of period	$10.26		$10.23	$10.01	$10.23	$10.11

Total return	1.12	%(1)	4.13%	0.46%	4.10%	7.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$607,759		$541,809	$462,491	$540,606	$358,387
Ratio of gross expense to average net assets	0.55	%(2)	0.55%	0.56%	0.59%	0.59%
Ratio of net expense to average net assets	0.52	%(2)	0.54%	0.53%	0.54%	0.53%
Ratio of investment income less gross expenses to average net assets	1.62	%(2)	1.74%	2.34%	2.22%	3.35%
Ratio of net investment income to average net assets	1.65	%(2)	1.75%	2.37%	2.27%	3.41%
Portfolio turnover rate	62	%(1)	97%	74%	52%	107%

The Fund commenced operations on January 1, 1994.

	Payden U.S. Government Fund - Adviser Class
	2013		2012	2011	2010
Net asset value — beginning of period	$10.99		$11.12	$11.30	$11.17

Income (loss) from investment activities:
Net investment income	0.09		0.08	0.13	0.13
Net realized and unrealized gains (losses)	(0.04)		0.16	(0.06)	0.26

Total from investment activities	0.05		0.24	0.07	0.39

Distributions to shareholders:
From net investment income	(0.08)		(0.16)	(0.15)	(0.13)
From net realized gains	(0.05)		(0.21)	(0.10)	(0.13)

Total distributions to shareholders	(0.13)		(0.37)	(0.25)	(0.26)

Net asset value — end of period	$10.91		$10.99	$11.12	$11.30

Total return	0.46	%(1)	2.16%	0.65%	3.50	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$925		$860	$707	$434
Ratio of gross expense to average net assets	0.82	%(2)	0.90%	0.89%	0.90	%(2)
Ratio of net expense to average net assets	0.74	%(2)	0.86%	0.85%	0.86	%(2)
Ratio of investment income less gross expenses to average net assets	1.63	%(2)	0.66%	1.10%	1.29	%(2)
Ratio of net investment income to average net assets	1.71	%(2)	0.70%	1.14%	1.33	%(2)
Portfolio turnover rate	21	%(1)	79%	76%	99	%(1)

The Class commenced operations on November 2, 2009.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

Semi-Annual Report	86

Financial Highlights continued

For the share outstanding for the period ended April 30, 2013 (Unaudited) and October 31st

	Payden U.S. Government - Investor Class
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$10.98		$11.12	$11.29	$11.17	$10.88

Income (loss) from investment activities:
Net investment income	0.11		0.12	0.15	0.20	0.29
Net realized and unrealized gains (losses)	(0.04)		0.13	(0.04)	0.27	0.38

Total from investment activities	0.07		0.25	0.11	0.47	0.67

Distributions to shareholders:
From net investment income	(0.10)		(0.18)	(0.18)	(0.22)	(0.31)
From net realized gains	(0.05)		(0.21)	(0.10)	(0.13)	(0.07)

Total distributions to shareholders	(0.15)		(0.39)	(0.28)	(0.35)	(0.38)

Net asset value — end of period	$10.90		$10.98	$11.12	$11.29	$11.17

Total return	0.58	%(1)	2.32%	(0.99)%	4.27%	6.20%

Ratios/supplemental data:
Net assets, end of period (000s)	$136,516		$110,026	$63,988	$110,543	$102,556
Ratio of gross expense to average net assets	0.57	%(2)	0.64%	0.63%	0.66%	0.65%
Ratio of net expense to average net assets	0.49	%(2)	0.61%	0.60%	0.60%	0.60%
Ratio of investment income less gross expenses to average net assets	1.83	%(2)	0.90%	1.41%	1.71%	2.41%
Ratio of net investment income to average net assets	1.91	%(2)	0.93%	1.44%	1.77%	2.46%
Portfolio turnover rate	21	%(1)	79%	76%	99%	104%

The Fund commenced operations on January 1, 1995.

	Payden GNMA Fund - Adviser Class
	2013		2012	2011	2010
Net asset value — beginning of period	$10.80		$10.66	$10.56	$10.29

Income (loss) from investment activities:
Net investment income	0.16		0.14	0.27	0.41
Net realized and unrealized gains (losses)	(0.11)		0.33	0.30	0.31

Total from investment activities	0.05		0.47	0.57	0.72

Distributions to shareholders:
From net investment income	(0.16)		(0.33)	(0.42)	(0.45)
From net realized gains	(0.24)		—	(0.05)	—

Total distributions to shareholders	(0.40)		(0.33)	(0.47)	(0.45)

Net asset value — end of period	$10.45		$10.80	$10.66	$10.56

Total return	0.62	%(1)	4.41%	5.73%	7.03	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$55,111		$81,860	$52,700	$21,169
Ratio of gross expense to average net assets	0.92	%(2)	0.88%	0.86%	0.94	%(2)
Ratio of net expense to average net assets	0.75	%(2)	0.75%	0.75%	0.76	%(2)
Ratio of investment income less gross expenses to average net assets	2.88	%(2)	1.24%	1.92%	1.97	%(2)
Ratio of net investment income to average net assets	3.04	%(2)	1.37%	2.03%	2.15	%(2)
Portfolio turnover rate	5	%(1)	27%	23%	20	%(1)

The Class commenced operations on November 2, 2009.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

87	Payden Mutual Funds

	Payden GNMA Fund - Investor Class
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$10.80		$10.67	$10.56	$10.30	$9.62

Income (loss) from investment activities:
Net investment income	0.17		0.17	0.26	0.28	0.34
Net realized and unrealized gains (losses)	(0.10)		0.32	0.35	0.48	0.82

Total from investment activities	0.07		0.49	0.61	0.76	1.16

Distributions to shareholders:
From net investment income	(0.17)		(0.36)	(0.45)	(0.50)	(0.48)
From net realized gains	(0.24)		—	(0.50)	—	—

Total distributions to shareholders	(0.41)		(0.36)	(0.05)	(0.50)	(0.48)

Net asset value — end of period	$10.46		$10.80	$10.67	$10.56	$10.30

Total return	0.75	%(1)	4.77%	5.99%	7.62%	12.19%

Ratios/supplemental data:
Net assets, end of period (000s)	$660,379		$886,109	$776,547	$743,446	$617,024
Ratio of gross expense to average net assets	0.67	%(2)	0.63%	0.62%	0.69%	0.62%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.13	%(2)	1.50%	2.17%	2.24%	3.14%
Ratio of net investment income to average net assets	3.30	%(2)	1.63%	2.29%	2.43%	3.26%
Portfolio turnover rate	5	%(1)	27%	23%	20%	32%

The Fund commenced operations on August 27, 1999.

	Payden Core Bond Fund - Adviser Class
	2013		2012		2011	2010
Net asset value — beginning of period	$11.04		$10.52		$10.66	$10.30

Income (loss) from investment activities:
Net investment income	0.17	(3)	0.91		0.36	0.29
Net realized and unrealized gains (losses)	0.06		—		(0.13)	0.41

Total from investment activities	0.23		0.91		0.23	0.70

Distributions to shareholders:
From net investment income	(0.18)		(0.39)		(0.37)	(0.30)
From net realized gains	(0.01)		—		—	—
Return of capital	—		—		—	(0.04)

Total distributions to shareholders	(0.19)		(0.39)		(0.37)	(0.34)

Net asset value — end of period	$11.08		$11.04		$10.52	$10.66

Total return	2.09	%(1)	8.81%		2.30%	6.84	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$264		$356		$39,848	$32,610
Ratio of gross expense to average net assets	0.77	%(2)	0.77%		0.78%	0.83	%(2)
Ratio of net expense to average net assets	0.77	%(2)	0.77%		0.78%	0.83	%(2)
Ratio of investment income less gross expenses to average net assets	3.03	%(2)	3.00%		3.43%	3.20	%(2)
Ratio of net investment income to average net assets	3.03	%(2)	3.00%		3.43%	3.20	%(2)
Portfolio turnover rate	320	%(1)	464	%(4)	118%	119	%(1)

The Class commenced operations on November 2, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Based on average shares outstanding.
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.

See notes to financial statements.

Semi-Annual Report	88

Financial Highlights continued

For the share outstanding for the period ended April 30, 2013 (Unaudited) and October 31st

	Payden Core Bond Fund - Investor Class
	2013		2012		2011	2010	2009
Net asset value — beginning of period	$11.06		$10.54		$10.68	$10.31	$9.12

Income (loss) from investment activities:
Net investment income	0.18	(1)	0.33		0.38	0.37	0.44
Net realized and unrealized gains (losses)	0.07		0.60		(0.13)	0.40	1.23

Total from investment activities	0.25		0.93		0.25	0.77	1.67

Distributions to shareholders:
From net investment income	(0.20)		(0.41)		(0.39)	(0.36)	(0.48)
From net realized gains	(0.01)		—		—	—	—
Return of capital	—		—		—	(0.04)	—

Total distributions to shareholders	(0.21)		(0.41)		(0.39)	(0.40)	(0.48)

Net asset value — end of period	$11.10		$11.06		$10.54	$10.68	$10.31

Total return	2.22	%(2)	9.06%		2.45%	7.66%	18.67%

Ratios/supplemental data:
Net assets, end of period (000s)	$596,091		$645,700		$580,774	$539,531	$509,784
Ratio of gross expense to average net assets	0.52	%(3)	0.53%		0.53%	0.59%	0.60%
Ratio of net expense to average net assets	0.52	%(3)	0.53%		0.53%	0.59%	0.60%
Ratio of investment income less gross expenses to average net assets	3.27	%(3)	3.13%		3.64%	3.52%	4.51%
Ratio of net investment income to average net assets	3.27	%(3)	3.13%		3.64%	3.52%	4.51%
Portfolio turnover rate	320	%(2)	464	%(4)	118%	119%	79%
The Fund commenced operations on January 1, 1994.

	Payden Corporate Bond Fund
	2013		2012		2011	2010	2009
Net asset value — beginning of period	$11.60		$11.33		$11.85	$11.24	$10.00

Income (loss) from investment activities:
Net investment income	0.18		0.45		0.51	0.54	0.30
Net realized and unrealized gains (losses)	0.14		0.75		(0.12)	0.71	1.23

Total from investment activities	0.32		1.20		0.39	1.25	1.53

Distributions to shareholders:
From net investment income	(0.19)		(0.45)		(0.51)	(0.54)	(0.29)
From net realized gains	(0.20)		(0.48)		(0.40)	(0.10)	—

Total distributions to shareholders	(0.39)		(0.93)		(0.91)	(0.64)	(0.29)

Net asset value — end of period	$11.53		$11.60		$11.33	$11.85	$11.24

Total return	2.87	%(2)	11.39%		3.71%	11.49%	15.43	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$68,024		$43,259		$38,559	$47,385	$42,232
Ratio of gross expense to average net assets	0.81	%(3)	0.91%		0.96%	0.95%	0.95	%(3)
Ratio of net expense to average net assets	0.65	%(3)	0.65%		0.65%	0.65%	0.65	%(3)
Ratio of investment income less gross expenses to average net assets	3.23	%(3)	3.77%		4.21%	4.42%	4.44	%(3)
Ratio of net investment income to average net assets	3.38	%(3)	4.03%		4.52%	4.72%	4.74	%(3)
Portfolio turnover rate	211	%(2)	487	%(5)	87%	71%	66	%(2)

The Fund commenced operations on March 12, 2009.

(1)	Based on average shares outstanding.
(2)	Not annualized
(3)	Annualized
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.
(5)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 56%

See notes to financial statements.

89	Payden Mutual Funds

	Payden High Income Fund - Adviser Class
	2013		2012	2011	2010
Net asset value — beginning of period	$7.29		$7.05	$7.32	$6.82

Income (loss) from investment activities:
Net investment income	0.21		0.46	0.49	0.44
Net realized and unrealized gains (losses)	0.21		0.37	(0.24)	0.53

Total from investment activities	0.42		0.83	0.25	0.97

Distributions to shareholders:
From net investment income	(0.20)		(0.48)	(0.51)	(0.47)
From net realized gains	—		(0.09)	(0.01)	—
Return of capital	—		(0.02)	—	—

Total distributions to shareholders	(0.20)		(0.59)	(0.52)	(0.47)

Proceeds from redemption fees	—		—	—	(0.00	)(1)

Net asset value — end of period	$7.51		$7.29	$7.05	$7.32

Total return	5.86	%(2)	12.38%	3.51%	14.77	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$9,417		$5,974	$4,492	$469
Ratio of gross expense to average net assets	0.89	%(3)	0.89%	0.92%	0.94	%(3)
Ratio of net expense to average net assets	0.89	%(3)	0.89%	0.92%	0.94	%(3)
Ratio of investment income less gross expenses to average net assets	5.89	%(3)	6.41%	6.93%	7.03	%(3)
Ratio of net investment income to average net assets	5.89	%(3)	6.41%	6.93%	7.03	%(3)
Portfolio turnover rate	16	%(2)	24%	38%	22	%(2)

The Class commenced operations on November 2, 2009.

	Payden High Income Fund - Investor Class
	2013		2012	2011		2010	2009
Net asset value — beginning of period	$7.29		$7.05	$7.31		$6.83	$5.86

Income (loss) from investment activities:
Net investment income	0.23		0.48	0.52		0.53	0.53
Net realized and unrealized gains (losses)	0.20		0.37	(0.24)		0.47	1.00

Total from investment activities	0.43		0.85	0.28		1.00	1.53

Distributions to shareholders:
From net investment income	(0.21)		(0.49)	(0.53)		(0.52)	(0.52)
From net realized gains	—		(0.09)	(0.01)		—	—
Return of capital	—		(0.03)	—		—	(0.04)

Total distributions to shareholders	(0.21)		(0.61)	(0.54)		(0.52)	(0.56)

Proceeds from redemption fees	—		—	(0.00	)(1)	—	(0.00	)(1)

Net asset value — end of period	$7.51		$7.29	$7.05		$7.31	$6.83

Total return	5.98	%(2)	12.69%	3.89%		15.32%	27.65%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,033,756		$1,123,179	$1,024,553		$1,038,664	$675,842
Ratio of gross expense to average net assets	0.64	%(3)	0.64%	0.66%		0.70%	0.65%
Ratio of net expense to average net assets	0.64	%(3)	0.64%	0.66%		0.70%	0.65%
Ratio of investment income less gross expenses to average net assets	6.16	%(3)	6.70%	7.20%		7.69%	8.08%
Ratio of net investment income to average net assets	6.16	%(3)	6.70%	7.20%		7.69%	8.08%
Portfolio turnover rate	16	%(2)	24%	38%		22%	50%

The Fund commenced operations on December 30, 1997.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	90

Financial Highlights continued

For the share outstanding for the period ended April 30, 2013 (Unaudited) and October 31st

	Payden Tax Exempt Bond Fund
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$10.69		$10.28	$10.32	$10.04	$9.54

Income (loss) from investment activities:
Net investment income	0.11		0.23	0.26	0.25	0.29
Net realized and unrealized gains (losses)	0.04		0.44	(0.05)	0.28	0.51

Total from investment activities	0.15		0.67	0.21	0.53	0.80

Distributions to shareholders:
From net investment income	(0.11)		(0.23)	(0.25)	(0.25)	(0.30)
From net realized gains	(0.29)		(0.03)	—	—	—

Total distributions to shareholders	(0.40)		(0.26)	(0.25)	(0.25)	(0.30)

Net asset value — end of period	$10.44		$10.69	$10.28	$10.32	$10.04

Total return	1.52	%(1)	6.56%	2.12%	5.36%	8.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$12,601		$14,085	$14,912	$25,178	$21,895
Ratio of gross expense to average net assets	1.18	%(2)	1.09%	1.02%	0.88%	0.94%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	1.53	%(2)	1.65%	2.03%	2.14%	2.66%
Ratio of net investment income to average net assets	2.16	%(2)	2.19%	2.50%	2.47%	3.05%
Portfolio turnover rate	20	%(1)	52%	27%	30%	24%

The Fund commenced operations on December 21, 1993.

	Payden California Municipal Income Fund
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$10.63		$10.11	$10.36	$10.10	$9.58

Income (loss) from investment activities:
Net investment income	0.12		0.26	0.28	0.31	0.34
Net realized and unrealized gains (losses)	0.02		0.52	(0.05)	0.31	0.52

Total from investment activities	0.14		0.78	0.23	0.62	0.86

Distributions to shareholders:
From net investment income	(0.12)		(0.26)	(0.28)	(0.31)	(0.34)
From net realized gains	(0.12)		—	(0.20)	(0.05)	—

Total distributions to shareholders	(0.24)		(0.26)	(0.48)	(0.36)	(0.34)

Net asset value — end of period	$10.53		$10.63	$10.11	$10.36	$10.10

Total return	1.33	%(1)	7.73%	2.41%	6.27%	9.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$49,976		$49,811	$44,265	$46,580	$44,256
Ratio of gross expense to average net assets	0.67	%(2)	0.67%	0.67%	0.68%	0.68%
Ratio of net expense to average net assets	0.55	%(2)	0.56%	0.55%	0.56%	0.55%
Ratio of investment income less gross expenses to average net assets	2.25	%(2)	2.32%	2.64%	2.90%	3.26%
Ratio of net investment income to average net assets	2.37	%(2)	2.43%	2.76%	3.02%	3.39%
Portfolio turnover rate	9	%(1)	25%	30%	51%	38%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

91	Payden Mutual Funds

	Payden Global Low Duration Fund
	2013		2012	2011	2010		2009
Net asset value — beginning of period	$10.10		$9.88	$10.16	$9.89		$9.38

Income (loss) from investment activities:
Net investment income	0.08		0.21	0.19	0.25		0.34
Net realized and unrealized gains (losses)	0.07		0.33	(0.20)	0.25		0.51

Total from investment activities	0.15		0.54	(0.01)	0.50		0.85

Distributions to shareholders:
From net investment income	(0.08)		(0.32)	(0.27)	(0.23)		—
Return of capital	—		—	—	(0.00	)(1)	(0.34)

Total distributions to shareholders	(0.08)		(0.32)	(0.27)	(0.23)		(0.34)

Net asset value — end of period	$10.17		$10.10	$9.88	$10.16		$9.89

Total return	1.49	%(2)	5.59%	(0.10)%	5.09%		9.26%

Ratios/supplemental data:
Net assets, end of period (000s)	$80,226		$70,544	$73,021	$69,331		$59,915
Ratio of gross expense to average net assets	0.73	%(3)	0.76%	0.70%	0.81%		0.82%
Ratio of net expense to average net assets	0.65	%(3)	0.71%	0.70%	0.74%		0.71%
Ratio of investment income less gross expenses to average net assets	1.54	%(3)	2.00%	2.04%	2.42%		3.45%
Ratio of net investment income to average net assets	1.62	%(3)	2.05%	2.04%	2.49%		3.56%
Portfolio turnover rate	54	%(2)	79%	142%	68%		97%
The Fund commenced operations on September 18, 1996.

	Payden Global Fixed Income Fund
	2013		2012	2011	2010		2009
Net asset value — beginning of period	$8.70		$8.71	$9.02	$8.78		$8.21

Income (loss) from investment activities:
Net investment income	0.12		0.45	0.36	0.32		0.28
Net realized and unrealized gains (losses)	0.20		0.25	(0.30)	0.34		0.70

Total from investment activities	0.32		0.70	0.06	0.66		0.98

Distributions to shareholders:
From net investment income	(0.11)		(0.71)	(0.37)	(0.42)		(0.35)
From net realized gains	—		—	—	—		(0.06)

Total distributions to shareholders	(0.11)		(0.71)	(0.37)	(0.42)		(0.41)

Net asset value — end of period	$8.91		$8.70	$8.71	$9.02		$8.78

Total return	3.70	%(2)	8.54%	0.71%	7.66%		12.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$46,886		$48,221	$66,592	$76,436		$102,003
Ratio of gross expense to average net assets	0.91	%(3)	0.92%	0.84%	0.86%		0.78%
Ratio of net expense to average net assets	0.71	%(3)	0.72%	0.70%	0.73%		0.70%
Ratio of investment income less gross expenses to average net assets	2.56	%(3)	3.45%	3.91%	3.42%		3.20%
Ratio of net investment income to average net assets	2.76	%(3)	3.65%	4.05%	3.55%		3.28%
Portfolio turnover rate	45	%(2)	100%	82%	136%		162%
The Fund commenced operations on September 1, 1992.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	92

Financial Highlights continued

For the share outstanding for the period ended April 30, 2013 (unaudited) and October 31st

	Payden Emerging Markets Bond Fund - Adviser Class
	2013		2012	2011	2010
Net asset value — beginning of period	$15.45		$14.45	$14.87	$13.24

Income (loss) from investment activities:
Net investment income	0.40		0.78	0.78	0.68
Net realized and unrealized gains (losses)	0.22		1.33	(0.39)	1.63

Total from investment activities	0.62		2.11	0.39	2.31

Distributions to shareholders:
From net investment income	(0.40)		(0.82)	(0.80)	(0.68)
From net realized gains	(0.25)		(0.29)	(0.01)	—

Total distributions to shareholders	(0.65)		(1.11)	(0.81)	(0.68)

Net asset value — end of period	$15.42		$15.45	$14.45	$14.87

Total return	4.08	%(1)	15.49%	2.77%	17.91	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$35,838		$27,784	$27,159	$10,534
Ratio of gross expense to average net assets	0.98	%(2)	1.02%	1.09%	1.17	%(2)
Ratio of net expense to average net assets	0.98	%(2)	1.02%	1.09%	1.16	%(2)
Ratio of investment income less gross expenses to average net assets	5.48	%(2)	5.33%	5.80%	5.27	%(2)
Ratio of net investment income to average net assets	5.48	%(2)	5.33%	5.80%	5.28	%(2)
Portfolio turnover rate	61	%(1)	74%	85%	49	%(1)
The Class commenced operations on November 2, 2009.

	Payden Emerging Markets Bond Fund - Investor Class
	2013		2012	2011	2010		2009
Net asset value — beginning of period	$15.42		$14.42	$14.85	$13.24		$9.91

Income (loss) from investment activities:
Net investment income	0.41		0.82	0.86	0.81		0.70
Net realized and unrealized gains (losses)	0.23		1.33	(0.45)	1.56		3.29

Total from investment activities	0.64		2.15	0.41	2.37		3.99

Distributions to shareholders:
From net investment income	(0.42)		(0.86)	(0.83)	(0.76)		(0.66)
From net realized gains	(0.25)		(0.29)	(0.01)	—		—

Total distributions to shareholders	(0.67)		(1.15)	(0.84)	(0.76)		(0.66)

Net asset value — end of period	$15.39		$15.42	$14.42	$14.85		$13.24

Total return	4.21	%(1)	15.80%	2.95%	18.44%		41.17%

Ratios/supplemental data:
Net assets, end of period (000s)	$598,887		$575,777	$620,106	$432,682		$241,499
Ratio of gross expense to average net assets	0.73	%(2)	0.78%	0.85%	0.92%		0.83%
Ratio of net expense to average net assets	0.73	%(2)	0.78%	0.85%	0.87%		0.83%
Ratio of investment income less gross expenses to average net assets	5.44	%(2)	5.62%	6.07%	5.91%		6.62%
Ratio of net investment income to average net assets	5.44	%(2)	5.62%	6.07%	5.96%		6.62%
Portfolio turnover rate	61	%(1)	74%	85%	49%		103%
The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

93	Payden Mutual Funds

	Payden Emerging Markets Bond Fund - Institutional Class
	2013		2012
Net asset value — beginning of period	$15.42		$14.47

Income from investment activities:
Net investment income	0.39		0.44
Net realized and unrealized gains	0.25		0.99

Total from investment activities	0.64		1.43

Distributions to shareholders:
From net investment income	(0.42)		(0.48)
From net realized gains	(0.25)		—

Total distributions to shareholders	(0.67)		(0.48)

Net asset value — end of period	$15.39		$15.42

Total return	4.23	%(1)	10.04	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$406,336		$449,295
Ratio of gross expense to average net assets	0.73	%(2)	0.76	%(2)
Ratio of net expense to average net assets	0.69	%(2)	0.69	%(2)
Ratio of investment income less gross expenses to average net assets	5.07	%(2)	5.30	%(2)
Ratio of net investment income to average net assets	5.11	%(2)	5.37	%(2)
Portfolio turnover rate	61	%(1)	74%
The Class commenced operations on April 9, 2012.

	Payden Emerging Markets Local Bond Fund - Adviser Class
	2013		2012
Net asset value — beginning of period	$10.24		$10.00

Income from investment activities:
Net investment income	0.28		0.56
Net realized and unrealized gains	0.49		0.14

Total from investment activities	0.77		0.70

Distributions to shareholders:
From net investment income	(0.24)		(0.37)
Return of capital	—		(0.09)

Total distributions to shareholders	(0.24)		(0.46)

Net asset value — end of period	$10.77		$10.24

Total return	7.54	%(1)	7.26%

Ratios/supplemental data:
Net assets, end of period (000s)	$208		$21
Ratio of gross expense to average net assets	1.22	%(2)	1.35%
Ratio of net expense to average net assets	1.22	%(2)	1.24%
Ratio of investment income less gross expenses to average net assets	6.06	%(2)	4.71%
Ratio of net investment income to average net assets	6.06	%(2)	4.82%
Portfolio turnover rate	60	%(1)	91%
The Fund commenced operations November 2, 2011.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report	94

Financial Highlights continued

For the share outstanding for the period ended April 30, 2013 (unaudited) and October 31st

	Payden Emerging Markets Local Bond Fund - Investor Class
	2013		2012
Net asset value — beginning of period	$10.24		$10.00

Income from investment activities:
Net investment income	0.27		0.49
Net realized and unrealized gains	0.52		0.24

Total from investment activities	0.79		0.73

Distributions to shareholders:
From net investment income	(0.25)		(0.40)
Return of capital	—		(0.09)

Total distributions to shareholders	(0.25)		(0.49)

Net asset value — end of period	$10.78		$10.24

Total return	7.66	%(1)	7.58%

Ratios/supplemental data:
Net assets, end of period (000s)	$288,331		$118,921
Ratio of gross expense to average net assets	0.96	%(2)	1.07%
Ratio of net expense to average net assets	0.96	%(2)	0.99%
Ratio of investment income less gross expenses to average net assets	5.21	%(2)	5.14%
Ratio of net investment income to average net assets	5.21	%(2)	5.22%
Portfolio turnover rate	60	%(1)	91%
The Fund commenced operations on November 2, 2011.

	Payden Value Leaders Fund - Adviser Class
	2013		2012
Net asset value — beginning of period	$11.12		$10.13

Income from investment activities:
Net investment income	0.23		0.43
Net realized and unrealized gains	1.54		1.02

Total from investment activities	1.77		1.45

Distributions to shareholders:
From net investment income	(0.24)		(0.46)

Net asset value — end of period	$12.65		$11.12

Total return	16.16	%(1)	14.46	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$4,095		$3,468
Ratio of gross expense to average net assets	1.06	%(2)	1.18	%(2)
Ratio of net expense to average net assets	1.05	%(2)	1.06	%(2)
Ratio of investment income less gross expenses to average net assets	4.12	%(2)	4.32	%(2)
Ratio of net investment income to average net assets	4.13	%(2)	4.44	%(2)
Portfolio turnover rate	43	%(1)	182	%(1)
The Class commenced operations on December 1, 2011.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

95	Payden Mutual Funds

	Payden Value Leaders Fund - Investor Class
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$11.12		$10.11	$8.91	$8.17	$7.85

Income from investment activities:
Net investment income	0.25		0.48	0.38	0.14	0.17
Net realized and unrealized gains	1.53		1.05	1.25	0.74	0.35

Total from investment activities	1.78		1.53	1.63	0.88	0.52

Distributions to shareholders:
From net investment income	(0.26)		(0.52)	(0.43)	(0.14)	(0.20)

Net asset value — end of period	$12.64		$11.12	$10.11	$8.91	$8.17

Total return	16.21	%(2)	15.40%	18.46%	10.89%	7.00%

Ratios/supplemental data:
Net assets, end of period (000s)	$229,246		$168,572	$63,832	$27,035	$28,363
Ratio of gross expense to average net assets	0.81	%(3)	0.93%	0.95%	1.03%	1.04%
Ratio of net expense to average net assets	0.80	%(3)	0.80%	0.80%	0.85%	0.80%
Ratio of investment income less gross expenses to average net assets	4.29	%(3)	4.48%	4.03%	1.32%	1.93%
Ratio of net investment income to average net assets	4.30	%(3)	4.61%	4.18%	1.50%	2.17%
Portfolio turnover rate	43	%(2)	182%	167%	72%	60%
___________ The Fund commenced operations on November 1, 1996. (1) Amount is less than $0.005 (2) Not annualized (3) Annualized
	Metzler/Payden European Emerging Markets Fund
	2013		2012	2011	2010	2009
Net asset value — beginning of period	$21.92		$23.11	$28.16	$24.13	$14.99

Income (loss) from investment activities:
Net investment income	(0.06)		0.29	0.22	(0.07)	0.03
Net realized and unrealized gains (losses)	0.12		(1.48)	(5.27)	4.09	9.16

Total from investment activities	0.06		(1.19)	(5.05)	4.02	9.19

Distributions to shareholders:
From net investment income	(0.04)		—	—	—	—
Return of capital	—		—	—	—	(0.05)

Total distributions to shareholders	(0.04)		—	—	—	(0.05)

Proceeds from redemption fees	—		—	0.00 (1)	0.01	0.00 (1)

Net asset value — end of period	$21.94		$21.92	$23.11	$28.16	$24.13

Total return	0.28	%(2)	(5.15)%	(17.93)%	16.70%	61.44%

Ratios/supplemental data:
Net assets, end of period (000s)	$61,432		$74,106	$105,668	$177,844	$200,981
Ratio of gross expense to average net assets	1.60	%(3)	1.64%	1.60%	1.64%	1.52%
Ratio of net expense to average net assets	1.54	%(3)	1.56%	1.50%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	(0.47	)%(3)	1.10%	0.70%	(0.31)%	0.16%
Ratio of net investment income to average net assets	(0.41	)%(3)	1.18%	0.80%	(0.17)%	0.18%
Portfolio turnover rate	52	%(2)	124%	139%	123%	133%

The Fund commenced operations on December 30, 2002.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized

See notes to financial statements.

Semi-Annual Report	96

Fund Expenses (Unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2013. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value November 1, 2012	Value April 30, 2013	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,000.10	0.01%	0.13%	$0.64
Limited Maturity	1,000.00	1,004.90	0.49%	0.45%	2.24
Low Duration	1,000.00	1,011.20	1.12%	0.52%	2.59
U.S. Government Investor Class	1,000.00	1,005.80	0.58%	0.49%	2.44
U.S. Government Adviser Class	1,000.00	1,004.60	0.46%	0.74%	3.68
GNMA Investor Class	1,000.00	1,007.50	0.75%	0.50%	2.49
GNMA Adviser Class	1,000.00	1,006.20	0.62%	0.75%	3.73
Core Bond Investor Class	1,000.00	1,022.20	2.22%	0.52%	2.61
Core Bond Adviser Class	1,000.00	1,020.90	2.09%	0.77%	3.86
Corporate Bond	1,000.00	1,028.70	2.87%	0.65%	3.27
High Income Investor Class	1,000.00	1,059.80	5.98%	0.64%	3.27
High Income Adviser Class	1,000.00	1,058.60	5.86%	0.89%	4.54
Tax Exempt Bond	1,000.00	1,015.20	1.52%	0.55%	2.75
California Municipal Income	1,000.00	1,013.30	1.33%	0.55%	2.75
Global Low Duration	1,000.00	1,014.90	1.49%	0.65%	3.25
Global Fixed Income	1,000.00	1,037.00	3.70%	0.71%	3.59
Emerging Markets Bond Investor Class	1,000.00	1,042.10	4.21%	0.73%	3.70
Emerging Markets Bond Adviser Class	1,000.00	1,040.80	4.08%	0.98%	4.96
Emerging Markets Bond Institutional Class	1,000.00	1,042.30	4.23%	0.69%	3.49
Emerging Markets Local Bond Investor Class	1,000.00	1,076.60	7.66%	0.96%	4.94
Emerging Markets Local Bond Adviser Class	1,000.00	1,075.40	7.54%	1.22%	6.28
Value Leaders Investor Class	1,000.00	1,162.10	16.21%	0.80%	4.29
Value Leaders Adviser Class	1,000.00	1,161.60	16.16%	1.05%	5.63
European Emerging Markets	1,000.00	1,002.80	0.28%	1.54%	7.65

97	Payden Mutual Funds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2013 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2012	Value April 30, 2013	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,024.15	2.41%	0.13%	$0.65
Limited Maturity	1,000.00	1,022.56	2.26%	0.45%	2.26
Low Duration	1,000.00	1,022.22	2.22%	0.52%	2.61
U.S. Government Investor Class	1,000.00	1,022.36	2.24%	0.49%	2.46
U.S. Government Adviser Class	1,000.00	1,021.12	2.11%	0.74%	3.71
GNMA Investor Class	1,000.00	1,022.32	2.23%	0.50%	2.51
GNMA Adviser Class	1,000.00	1,021.08	2.11%	0.75%	3.76
Core Bond Investor Class	1,000.00	1,022.22	2.22%	0.52%	2.61
Core Bond Adviser Class	1,000.00	1,020.98	2.10%	0.77%	3.86
Corporate Bond	1,000.00	1,021.57	2.16%	0.65%	3.26
High Income Investor Class	1,000.00	1,021.62	2.16%	0.64%	3.21
High Income Adviser Class	1,000.00	1,020.38	2.04%	0.89%	4.46
Tax Exempt Bond	1,000.00	1,022.07	2.21%	0.55%	2.76
California Municipal Income	1,000.00	1,022.07	2.21%	0.55%	2.76
Global Low Duration	1,000.00	1,021.57	2.16%	0.65%	3.26
Global Fixed Income	1,000.00	1,021.27	2.13%	0.71%	3.56
Emerging Markets Bond Investor Class	1,000.00	1,021.17	2.12%	0.73%	3.66
Emerging Markets Bond Adviser Class	1,000.00	1,019.93	1.99%	0.98%	4.91
Emerging Markets Bond Institutional Class	1,000.00	1,021.37	2.14%	0.69%	3.46
Emerging Markets Local Bond Investor Class	1,000.00	1,020.03	2.00%	0.96%	4.81
Emerging Markets Local Bond Adviser Class	1,000.00	1,018.74	1.87%	1.22%	6.11
Value Leaders Investor Class	1,000.00	1,020.83	2.08%	0.80%	4.01
Value Leaders Adviser Class	1,000.00	1,019.59	1.96%	1.05%	5.26
European Emerging Markets	1,000.00	1,017.16	1.72%	1.54%	7.70

Semi-Annual Report	98

Trustees and Officers (Unaudited)

Name & Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus and Distinguished Professor of Medicine, David Geffen School of Medicine at the University of California, Los Angeles

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern California	Director, First American Financial Corp.; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names University; Program Director, Conrad Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business at the University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	Director, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Senior Vice President and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

99	Payden Mutual Funds

IMPORTANT INFORMATION:   The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

» U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)
Payden Limited Maturity Fund (PYLMX)
Payden Low Duration Fund (PYSBX)
Payden U.S. Government Fund — Investor Class (PYUSX)
Payden U.S. Government Fund — Adviser Class (PYUWX)
Payden GNMA Fund — Investor Class (PYGNX)
Payden GNMA Fund — Adviser Class (PYGWX)
Payden Core Bond Fund — Investor Class (PYCBX)
Payden Core Bond Fund — Adviser Class (PYCWX)
Payden Corporate Bond Fund (PYACX)
Payden High Income Fund — Investor Class (PYHRX)
Payden High Income Fund — Adviser Class (PYHWX)

» TAX EXEMPT BOND FUNDS

Payden Tax Exempt Bond Fund (PYTEX)
Payden California Municipal Income Fund (PYCRX)

» GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)
Payden Global Fixed Income Fund (PYGFX)
Payden Emerging Markets Bond Fund — Investor Class (PYEMX)
Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)
Payden Emerging Markets Bond Fund — Institutional Class (PYEIX)
Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)
Payden Emerging Markets Local Bond Fund — Adviser Class (PYEAX)

» EQUITY FUNDS

Payden Value Leaders Fund — Investor Class (PYVLX)
Payden Value Leaders Fund — Adviser Class (PYVAX)
Metzler/Payden European Emerging Markets Fund (MPYMX)

SEMI-ANNUAL REPORT

APRIL 30, 2013

PAYDEN/KRAVITZ

Cash Balance Plan Fund

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

1	Management Discussion & Analysis

2	Portfolio Highlights & Investments

7	Statement of Assets & Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Notes to Financial Statements

17	Financial Highlights

19	Fund Expenses

20	Trustees & Officers

Semi-Annual Report

During the six months ended April 30, 2013, U.S. Treasury yields were little changed despite trading in a fairly wide range. The 10-year U.S. Treasury yield ended the period at 1.67% but traded as high as 2.05% and as low as 1.58% - representing a lack of clear direction. Headlines were dominated by the uncertainty related to the U.S. “fiscal cliff and potential “sequester”. Neither materialized into a significant economic event and the market’s reaction was muted. The Federal Reserve Board, meanwhile, continued purchasing agency mortgage-backed securities and U.S. Treasuries, but with more officials questioning the continued impact of the program. Risky assets including sub-investment grade securities were top performers while returns on investment-grade sectors were more modest.

For the six months ended April 30, 2013, the Payden/Kravitz Cash Balance Plan Fund Institutional Class returned 1.15%, the Adviser Class returned 1.14% and the Retirement Class returned 0.96%, while the Fund’s benchmark, the 30-Year U.S. Treasury Bond Yield on December 31st, returned 1.43%.

Credit-related investments, including investment grade corporate, emerging markets and high yield were key contributors to Fund performance. Holdings in government-related debt to a lesser extent also added to performance. The lower return profile from these safer assets resulted in the performance that lagged the hurdle rate during the period. The Fund’s Adviser expects periodic bouts of volatility in the future as the pathway forward remains uncertain given unprecedented global central bank intervention. A primary Fund focus continues to be holdings in credit markets where strong fundamentals and healthy income should help dampen periods of turbulence.

1    Payden Mutual Funds

The Fund seeks a return equal to the yield on the 30-year U.S. Treasury Bond by investing in debt instruments and income producing securities of U.S. and foreign issuers with no limit on maturity.

Credit Quality - percent of value

AAA	25%
AA	9%
A	15%
BBB	22%
BB or lower	29%

Schedule of Investments - April 30, 2013 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
417,101	Bear Stearns Asset Backed Securities Trust, 0.80%, 8/25/34	$406
437,257	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 0.45%, 12/25/35	396
487,549	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	558
400,000	Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	404
120	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	—
189,453	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33	183
554,227	Soundview Home Equity Loan Trust, 0.28%, 6/25/37	529
154,891	Terwin Mortgage Trust 144A, 0.96%, 1/25/35 (a)	153

Total Asset Backed (Cost - $2,507)		2,629

Corporate Bond (57%)
910,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	918
10,200,000	AHML Finance Ltd. 144A, 7.75%, 2/13/18 RUB (a)(b)	336
600,000	Air Canada 2013-1 Class A Pass Through Trust 144A, 4.13%, 5/15/25 (a)	610
450,000	Aircastle Ltd., 6.75%, 4/15/17	501
145,000	Alliance One International Inc., 10.00%, 7/15/16	155
640,000	Amazon.com Inc., 1.20%, 11/29/17	640
400,000	American Honda Finance Corp. 144A, 1.00%, 8/11/15 (a)	403
150,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (a)	163
600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (a)	615
380,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	382
1,450,000	Apple Inc., 0.52%, 5/03/18	1,450
350,000	Apple Inc., 2.40%, 5/03/23	350
510,000	Apple Inc., 3.85%, 5/04/43	507
340,000	Arch Coal Inc., 8.75%, 8/01/16 (c)	355
670,000	AT&T Inc., 0.68%, 2/12/16	672
300,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	313
450,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 4.88%, 11/15/17 (a)	475
310,000	Baidu Inc., 2.25%, 11/28/17	315
510,000	Banco Bradesco SA/Cayman 144A, 2.39%, 5/16/14 (a)	515

Principal or Shares	Security Description	Value (000)

760,000	Banco de Credito e Inversiones 144A, 3.00%, 9/13/17 (a)	$781
640,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (a)	646
510,000	Banco do Brasil SA/Cayman, 3.88%, 10/10/22	508
390,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	410
910,000	Bank of America Corp., 1.25%, 1/11/16	911
350,000	Bank of Montreal, 0.88%, 4/09/18	351
330,000	Barrick Gold Corp. 144A, 2.50%, 5/01/18 (a)	332
280,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	277
640,000	Block Financial LLC, 5.50%, 11/01/22	690
92,000	Boyd Gaming Corp., 6.75%, 4/15/14	92
480,000	BRE Properties Inc., 5.50%, 3/15/17	546
200,000	Brunswick Rail Finance Ltd. 144A, 6.50%, 11/01/17 (a)	212
276,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)	307
145,000	Cablevision Systems Corp., 8.63%, 9/15/17	173
200,000	Caixa Economica Federal 144A, 2.38%, 11/06/17 (a)	196
395,000	Cardinal Health Inc., 1.70%, 3/15/18	397
420,000	Caterpillar Financial Services Corp., 1.25%, 11/06/17	424
140,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	148
375,000	CC Holdings GS V LLC 144A, 2.38%, 12/15/17 (a)	380
700,000	Celulosa Arauco y Constitucion SA, 5.00%, 1/21/21	744
300,000	Central Garden and Pet Co., 8.25%, 3/01/18	315
450,000	CHC Helicopter SA, 9.25%, 10/15/20	482
1,250,000	Chevron Corp., 2.36%, 12/05/22	1,259
505,000	Chubb Corp., 6.38%, 3/29/67	564
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	154
260,000	CIT Group Inc., 4.25%, 8/15/17	277
530,000	Citigroup Inc., 1.25%, 1/15/16	532
520,000	Coinstar Inc. 144A, 6.00%, 3/15/19 (a)	541
770,000	Colgate-Palmolive Co., 2.10%, 5/01/23	757
360,000	Commonwealth Bank of Australia 144A, 1.01%, 3/17/14 (a)	362
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18	1,085
300,000	CONSOL Energy Inc., 8.00%, 4/01/17	326
370,000	Constellation Brands Inc., 7.25%, 9/01/16	427
600,000	Corpbanca SA, 3.13%, 1/15/18	603
350,000	Corrections Corp. of America 144A, 4.13%, 4/01/20 (a)	362
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 BRL (a)(b)	455

Semi-Annual Report    2

Principal or Shares	Security Description	Value (000)

620,000	Credit Agricole SA/London 144A, 1.44%, 4/15/16 (a)	$621
940,000	Cricket Communications Inc. Leap Term Loan C 1L, 7.00%, 3/08/20	945
293,000	CVS Caremark Corp., 5.75%, 6/01/17	347
990,000	Daimler Finance North America LLC 144A, 0.88%, 1/09/15 (a)	994
550,000	Dollar General Corp., 4.13%, 7/15/17	603
260,000	E*TRADE Financial Corp., 6.00%, 11/15/17	276
400,000	Easton-Bell Sports Inc., 9.75%, 12/01/16	431
260,000	Eaton Corp. 144A, 1.50%, 11/02/17 (a)	262
320,000	Ecolab Inc., 1.45%, 12/08/17	319
165,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)(c)	169
630,000	Embraer Overseas Ltd., 6.38%, 1/15/20	736
400,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	404
315,000	Exelon Corp., 4.90%, 6/15/15	340
810,000	Far Eastern Shipping Co. 144A, 8.00%, 5/02/18 (a)	817
350,000	FMG Resources August 2006 Pty Ltd. 144A, 7.00%, 11/01/15 (a)	368
350,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	358
300,000	Ford Motor Credit Co. LLC, 4.25%, 2/03/17	323
530,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	540
590,000	Gazprom OAO Via Gaz Capital SA 144A, 3.85%, 2/06/20 (a)(c)	600
930,000	General Electric Capital Corp., 0.88%, 1/08/16	937
740,000	General Electric Capital Corp., 1.28%, 3/15/23	742
450,000	General Electric Capital Corp., 6.38%, 11/15/67	481
740,000	General Electric Co., 0.85%, 10/09/15	745
600,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (a)	636
470,000	Goldcorp Inc., 2.13%, 3/15/18	471
1,020,000	Goldman Sachs Group Inc., 1.48%, 4/30/18	1,023
500,000	Goodyear Tire & Rubber Co., 0.00%, 4/30/19	507
780,000	Harley-Davidson Financial Services Inc. 144A, 2.70%, 3/15/17 (a)	808
675,000	HCA Inc., 0.00%,	677
860,000	Heineken NV 144A, 1.40%, 10/01/17 (a)	863
435,000	Hertz Corp., 5.88%, 10/15/20	477
940,000	HJ Heinz Co. Term Loan B2 1L, 0.00%,	951
610,000	Huntsman International LLC, 4.88%, 11/15/20 (c)	641
640,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	646
540,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (a)	542
370,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (a)	374
260,000	Imperial Tobacco Finance PLC 144A, 2.05%, 2/11/18 (a)	264
665,000	Ingredion Inc., 3.20%, 11/01/15	698
770,000	Intel Corp., 1.35%, 12/15/17	776
535,000	Johnson & Johnson, 4.85%, 5/15/41	660
670,000	JPMorgan Chase & Co., 1.18%, 1/25/18	675
640,000	Kennametal Inc., 2.65%, 11/01/19	649
435,000	Kroger Co., 3.90%, 10/01/15	466
515,000	Legg Mason Inc., 5.50%, 5/21/19	560

Principal or Shares	Security Description	Value (000)

700,000	Lexmark International Inc., 5.13%, 3/15/20 (c)	$727
630,000	Lukoil International Finance BV 144A, 3.42%, 4/24/18 (a)	643
215,000	MassMutual Global Funding II 144A, 0.78%, 9/27/13 (a)	216
330,000	Medtronic Inc., 1.38%, 4/01/18	332
180,000	Memorial Sloan-Kettering Cancer Center, 4.13%, 7/01/52	182
270,000	MetLife Institutional Funding II 144A, 1.18%, 4/04/14 (a)	272
560,000	MetroPCS Wireless Inc. 144A, 6.25%, 4/01/21 (a)	603
1,270,000	Microsoft Corp., 2.13%, 11/15/22	1,254
550,000	Mongolian Mining Corp. 144A, 8.88%, 3/29/17 (a)(c)	566
750,000	Morgan Stanley, 1.54%, 2/25/16	755
350,000	Murphy Oil Corp., 2.50%, 12/01/17	357
515,000	Murphy Oil Corp., 4.00%, 6/01/22	530
570,000	National Australia Bank Ltd. 144A, 0.58%, 1/22/15 (a)	571
925,000	National Australia Bank Ltd. 144A, 2.00%, 6/20/17 (a)	964
440,000	NBCUniversal Enterprise Inc. 144A, 0.97%, 4/15/18 (a)	443
540,000	NCL Corp. Ltd. 144A, 5.00%, 2/15/18 (a)	564
1,230,000	NIKE Inc., 2.25%, 5/01/23	1,232
755,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	772
630,000	NYSE Euronext, 2.00%, 10/05/17	647
460,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/01/18 (a)	291
360,000	Owens-Brockway Glass Container Inc., 7.38%, 5/15/16	414
420,000	Packaging Dynamics Corp. 144A, 8.75%, 2/01/16 (a)	441
918,863	Penn National Gaming Inc., 0.00%,	929
1,270,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.88%, 7/17/18 (a)	1,333
250,000	PNC Bank NA, 0.59%, 1/28/16	251
300,000	President and Fellows of Harvard College 144A, 6.50%, 1/15/39 (a)	443
300,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	302
830,000	Regions Financial Corp., 2.00%, 5/15/18	828
40,000	Rockies Express Pipeline LLC 144A, 6.00%, 1/15/19 (a)	40
680,000	Ryder System Inc., 2.35%, 2/26/19	686
440,000	Sabine Pass LNG LP, 7.50%, 11/30/16	499
335,000	Seagate Technology HDD Holdings, 6.80%, 10/01/16	380
520,000	Senior Housing Properties Trust, 4.30%, 1/15/16	546
210,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	207
560,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	560
600,000	SMU SA 144A, 7.75%, 2/08/20 (a)	641

3    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

640,000	Starz LLC / Starz Finance Corp. 144A, 5.00%, 9/15/19 (a)	$671
315,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	328
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	624
450,000	Tesoro Corp., 4.25%, 10/01/17	476
315,000	Teva Pharmaceutical Finance III BV, 0.78%, 3/21/14	316
530,000	Toyota Motor Credit Corp., 1.25%, 10/05/17	532
590,000	Transocean Inc., 2.50%, 10/15/17	602
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	606
150,000	United States Steel Corp., 7.38%, 4/01/20 (c)	159
700,000	University of Notre Dame du Lac, 3.72%, 3/01/43	697
260,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)(c)	293
380,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	414
500,000	Verizon Communications Inc., 0.70%, 11/02/15	499
600,000	VimpelCom Holdings BV 144A, 5.20%, 2/13/19 (a)	615
365,000	Vodafone Group PLC, 0.68%, 2/19/16	366
420,000	Volkswagen International Finance NV 144A, 0.89%, 11/20/14 (a)	422
850,000	Wal-Mart Stores Inc., 5.63%, 4/15/41	1,100
630,000	WellPoint Inc., 1.88%, 1/15/18	641
750,000	Wells Fargo & Co., 0.91%, 4/23/18	752
240,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	244
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	170
680,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	706
920,000	Xstrata Finance Canada Ltd. 144A, 2.45%, 10/25/17 (a)	937

Total Corporate Bond (Cost - $83,227)		85,014

Foreign Government (1%)
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (b)	903
470,000	Republic of Ghana, 8.50%, 10/04/17 (c)(d)	543

Total Foreign Government (Cost - $1,266)		1,446

Mortgage Backed (24%)
968,522	Adjustable Rate Mortgage Trust, 3.17%, 3/25/37	759
314,589	Bank of America Mortgage Securities Inc., 2.77%, 10/20/32	324
1,170,953	Chase Mortgage Finance Corp., 6.00%, 5/25/37	1,048
425,736	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	414
1,523,608	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	1,274
1,218,911	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	1,019
1,393,706	FG J22703 15YR, 2.50%, 3/01/28	1,458
5,153,513	FHR 4065 IO, 4.00%, 6/15/32	1,116
1,689,698	FHR 4093 IO, 6.50%, 1/15/38	447
1,081,844	FN AB7905 15YR, 2.50%, 2/01/28	1,134
3,246,910	FN AL3015 ARM, 1.96%, 1/01/43	3,373
1,894,829	FN MA1341 10YR, 2.50%, 2/01/23	2,000
1,161,104	GN 734089 30YR, 4.00%, 12/15/40	1,283

Principal or Shares	Security Description	Value (000)

500,000	Granite Master Issuer PLC, 1.06%, 12/17/54	$438
759,943	Harborview Mortgage Loan Trust, 3.06%, 1/19/35	728
224,584	HomeBanc Mortgage Trust, 1.06%, 8/25/29	211
334,467	JP Morgan Mortgage Trust, 6.00%, 7/25/36	313
738,915	JP Morgan Mortgage Trust, 6.00%, 6/25/37	664
180,146	Long Beach Mortgage Loan Trust, 5.89%, 8/25/33	157
311,128	MLCC Mortgage Investors Inc., 2.29%, 2/25/36	301
496,127	Morgan Stanley Mortgage Loan Trust, 2.99%, 1/25/35	448
181,029	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	185
776,527	ORES NPL LLC 144A, 4.00%, 9/25/44 (a)	777
524,140	Prime Mortgage Trust, 5.00%, 10/25/35	514
168,840	Residential Asset Mortgage Products Inc., 6.50%, 4/25/34	173
765,846	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	660
230,226	S2 Hospitality LLC 144A, 4.50%, 4/15/25 (a)	230
758,370	Sequoia Mortgage Trust, 3.50%, 4/25/42	781
460,000	Springleaf Mortgage Loan Trust 144A, 3.56%, 12/25/59 (a)	470
300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	302
732,174	Structured Adjustable Rate Mortgage Loan Trust, 2.64%, 8/25/34	732
67,206	Structured Adjustable Rate Mortgage Loan Trust, 2.69%, 8/25/34	66
567,834	Structured Adjustable Rate Mortgage Loan Trust, 5.31%, 12/25/35	506
480,800	Structured Asset Mortgage Investments Inc., 0.90%, 1/19/34	479
249,350	Structured Asset Mortgage Investments Inc., 2.09%, 10/19/34	151
498,556	Structured Asset Mortgage Investments Inc., 2.37%, 5/25/36	332
190,261	Structured Asset Mortgage Investments Inc., 3.84%, 7/25/32	195
2,894,289	Vendee Mortgage Trust IO, 3.75%, 12/15/33	390
1,706,801	Vericrest Opportunity Loan Transferee 144A, 2.73%, 11/25/60 (a)	1,711
1,461,952	Vericrest Opportunity Loan Trust 2012-NPL1 144A, 8.11%, 3/25/49 (a)	1,480
1,795,799	WaMu Mortgage Pass Through Certificates, 2.53%, 7/25/37	1,419
468,528	WaMu Mortgage Pass Through Certificates, 2.66%, 9/25/36	397
1,278,356	WaMu Mortgage Pass Through Certificates, 2.75%, 10/25/36	1,105
1,204,378	WaMu Mortgage Pass Through Certificates, 4.94%, 9/25/36	1,016
1,283,032	WaMu Mortgage Pass Through Certificates, 5.08%, 2/25/37	1,230
754,453	WaMu Mortgage Pass Through Certificates, 5.75%, 10/25/36	631
1,086,862	Wells Fargo Mortgage Backed Securities Trust, 2.63%, 9/25/34	882

Semi-Annual Report    4

Principal or Shares	Security Description	Value (000)

717,856	Wells Fargo Mortgage Backed Securities Trust, 2.64%, 6/25/35	$603

Total Mortgage Backed (Cost - $33,939)		36,326

Municipal (3%)
270,000	Commonwealth of Virginia, 3.05%, 6/01/20	297
700,000	Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 7/01/18	705
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18	402
1,000,000	Missouri State Health & Educational Facilities Authority, 3.54%, 2/15/33	1,018
955,000	Texas State, 5.52%, 4/01/39	1,260
575,000	Utah Transit Authority, 5.94%, 6/15/39	771

Total Municipal (Cost - $4,417)		4,453

NCUA Guaranteed (1%)
276,685	NCUA Guaranteed Notes Trust 2010-R2, 0.57%, 11/06/17	278
488,198	NCUA Guaranteed Notes Trust 2010-R3, 0.76%, 12/08/20	491

Total NCUA Guaranteed (Cost - $765)		769

U.S. Treasury (15%)
12,000,000	U.S. Treasury Bill, 0.07%, 7/11/13 (e)(f)	11,999
10,000,000	U.S. Treasury Bill, 0.08%, 10/17/13 (f)	9,997

Total U.S. Treasury (Cost - $21,995)		21,996

Purchased Call Options (0%)
712	S & P 500 Index, 1710, 6/22/13	50
135	U.S. Treasury 10 Year Futures Option, 134, 7/20/13	29

Total Purchased Call Options (Cost - $91)		79

Purchased Put Options (0%)
3,150	Currency Shares Euro Trust, 115, 6/22/13	13
1,233	U.S. Ultra Long Bond, 130, 7/20/13	19

Total Purchased Put Options (Cost - $87)		32

Investment Company (4%)
5,913,167	Payden Cash Reserves Money Market Fund * (Cost - $5,913)	5,913

Total (Cost - $154,207) (107%)		158,657
Liabilities in excess of Other Assets (-7%)		(10,088)

Net Assets (100%)		$148,569

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At April 30, 2013, the total market value of the Fund’s securities on loan is $3,331 and the total market value of the collateral held by the Fund is $3,431. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
5/23/2013	Canadian Dollar (Buy 1,429)	HSBC Securities	$20
7/30/2013	Mexican Peso (Buy 6,610)	RBS	2

			$22

Liabilities:
7/15/2013	Euro (Sell 555)	JP Morgan	(3)
7/24/2013	Japanese Yen (Sell 435,200)	JP Morgan	(33)
5/28/2013	Russian Ruble (Buy 32,160)	HSBC Securities	(7)
7/15/2013	Swiss Franc (Sell 2,023)	JP Morgan	(10)

			$(53)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
27	E-MINI S & P 500 Cons Discret Sector IX	Jun-13	$(1,477)	$(54)
18	EMINI S & P 500 Energy Sector Index	Jun-13	1,409	(23)
17	LYXOR ETF S&P 500 VIX Future	Aug-13	285	(20)
18	LYXOR ETF S&P 500 VIX Future	Nov-13	325	(7)
13	Topix Index Future	Jun-13	1,558	56
7	U.S. Long Bond Future	Jun-13	(1,039)	(28)
84	U.S. Treasury 10 Year Note Future	Jun-13	(11,202)	3
16	U.S. Treasury 5 Year Note Future	Jul-13	1,994	—
11	U.S. Ultra Long Bond Future	Jun-13	(1,808)	(68)

				$(141)

5    Payden Mutual Funds

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD 2,970	$(248)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD 2,970	(247)
CDX.NA.IG., 0.18%, Jun-17	(1.00)%	RBS	Jun-17	USD 2,500	(47)
Federal Republic of Germany, 6%, Jun-16	(0.25)%	RBS	Sep-16	USD 2,000	(2)
U.S. Treasury, 0.25%, Sep-16	(0.25)%	RBS	Sep-16	EUR 1,000	—

					$(544)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays	Jan-41	USD 1,700	$(20)

Call Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
14	S & P 500 Index, 1460, 6/21/13	Jun-13	$(82)	$(26)

Put Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
168	Currency Shares Euro Trust, 128	Jun-13	$(13)	$27
20	U.S. Ultra Long Bond, 144	May-13	(2)	40

				$67

See notes to financial statements.

Semi-Annual Report    6

April 30, 2013 (Unaudited)

Numbers in 000s

ASSETS:
Investments, at value *	$152,744
Affiliated investments, at value **	5,913
Foreign cash ***	30
Cash	1
Receivable for:
Interest and dividends	783
Investments sold	1,017
Fund shares sold	66
Futures	20
Forward currency contracts	22
Receivable from Advisor (Note 3)	1,022
Other assets	14

Total Assets	161,632

LIABILITIES:
Payable for:
Forward currency contracts	53
Investments purchased	7,654
Fund shares redeemed	2
Futures	10
Options written *****	97
Swaps ****	564
Liability for securities on loan (Note 2)	3,431
Accrued expenses:
Investment advisory fees (Note 3)	1,129
Administration fees (Note 3)	18
Distribution fees (Note 3)	23
Trustee fees and expenses	3
Other liabilities	79

Total Liabilities	13,063

NET ASSETS	$148,569

NET ASSETS:
Paid in capital	$144,218
Undistributed net investment income	1,027
Undistributed net realized losses from investments	(500)
Net unrealized appreciation (depreciation) from:
Investments	3,819
Translation of assets and liabilities in foreign currencies	5

NET ASSETS	$148,569

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	$ 62,770
Shares Outstanding	5,793
Net Asset Value Per Share	$ 10.84

Institutional Class
Net Assets	$ 57,421
Shares Outstanding	5,247
Net Asset Value Per Share	$ 10.94

Retirement Class
Net Assets	$ 28,378
Shares Outstanding	2,701
Net Asset Value Per Share	$ 10.51

* Investments, at cost	$148,294
** Affiliated investments, at cost	5,913
*** Foreign cash, at cost	28
**** Swaps, at cost	(33)
***** Options written, at cost	(138)

See notes to financial statements.

7    Payden Mutual Funds

Period ended April 30, 2013 (Unaudited)

Numbers in 000s

INVESTMENT INCOME:
Interest income (Note 2)	$2,317
Income from securities lending	19

Investment Income	2,336

EXPENSES:
Investment advisory fees (Note 3)	740
Administration fees (Note 3)	101
Shareholder servicing fees	13
Distribution fees (Note 3)	134
Custodian fees	15
Transfer agent fees	20
Registration and filing fees	26
Trustee fees and expenses	6
Printing and mailing costs	12
Legal fees	1
Publication expense	1
Pricing fees	13
Fund accounting fees	20
Insurance	3
Audit fees	17

Gross Expenses	1,122
Expense subsidy (Note 3)	(147)

Net Expenses	975

Net Investment Income	1,361

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	601
Foreign currency transactions	(108)
Futures contracts	(144)
Written option contracts	230
Swap contracts	(756)
Change in net unrealized appreciation (depreciation) from:
Investments	763
Translation of assets and liabilities in foreign currencies	(1)
Futures contracts	73
Written option contracts	41
Purchased option contracts	5
Swap contracts	(592)

Net Realized and Unrealized Gains	112

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,473

See notes to financial statements.

Semi-Annual Report    8

Period ended April 30, 2013 (Unaudited) and year ended October 31, 2012

Numbers in 000s

	2013	2012
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$ 1,361	$ 2,877
Net realized gains (losses) on investments	(177)	269
Change in net unrealized appreciation/(depreciation)	289	3,435

Change in Net Assets Resulting from Operations	1,473	6,581

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	(1,126)	(1,194)
Institutional Class	(929)	(561)
Retirement Class	(470)	(276)

Change in Net Assets from Distributions to Shareholders	(2,525)	(2,031)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	10,348	18,917
Institutional Class	17,942	28,442
Retirement Class	5,916	13,658
Reinvestment of distributions:
Adviser Class	1,090	1,151
Institutional Class	928	559
Retirement Class	470	276
Cost of fund shares redeemed:
Adviser Class	(6,146)	(21,462)
Institutional Class	(7,951)	(10,522)
Retirement Class	(826)	(3,200)

Change in Net Assets from Capital Transactions	21,771	27,819

Total Change in Net Assets	20,719	32,369

NET ASSETS:
Beginning of period	127,850	95,481

End of period	$148,569	$127,850

Accumulated net investment income	$ 1,027	$ 2,191

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	5,302	5,441

Shares sold	956	1,786
Shares issued in reinvestment of distributions	101	112
Shares redeemed	(566)	(2,037)

Change in shares outstanding	491	(139)

Outstanding shares at end of period	5,793	5,302

Institutional Class:
Outstanding shares at beginning of period	4,246	2,507

Shares sold	1,643	2,681
Shares issued in reinvestment of distributions	85	54
Shares redeemed	(727)	(996)

Change in shares outstanding	1,001	1,739

Outstanding shares at end of period	5,247	4,246

Retirement Class:
Outstanding shares at beginning of period	2,170	1,128

Shares sold	564	1,326
Shares issued in reinvestment of distributions	45	28
Shares redeemed	(78)	(312)

Change in shares outstanding	531	1,042

Outstanding shares at end of period	2,701	2,170

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	74,411	$107,980
Sale of investments (excluding government)	50,037	96,401
Purchase of government securities	60,813	701,244
Sale of government securities	60,604	698,778

See notes to financial statements.

9    Payden Mutual Funds

April 30, 2013 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its seventeen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden/Kravitz Cash Balance Plan Fund. The other sixteen Funds are contained in a separate report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established by the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Semi-Annual Report    10

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security, using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/ depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contacts to protect against adverse currency movements or as speculative investments.

The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

11    Payden Mutual Funds

Swap Contracts

The Fund entered into total return swap agreements where the Fund and the counterparty have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge based on the notional amount in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

The Fund entered into credit default swap agreements where the Fund and the counterparty have agreed to pay/receive an annuity premium, which is based on a notional principal amount of a specific security/index. The annuity premium is paid/received until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium or restructuring) occurs or until the agreement matures. If a credit event occurs the parties will exchange the notional amount at par and the defaulted security or cash equivalent.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Cash Balance Plan Fund was as follows:

Written Options	Number of Contracts	Premiums
Options outstanding at October 31, 2012	—	—
Options written	815	$512,357
Options expired	(313)	(304,603)
Options exercised	(300)	(69,331)
Options closed	—	—

Options outstanding at April 30, 2013	202	$138,423

Derivatives and Hedging

In December 2011, Financial Accounting Standard Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Semi-Annual Report    12

The following tables show the Fund’s exposure to different types of market risk as it relates to the statement of assets and liabilities and the statement of operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2013 (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities
Credit[4,5]	—	$(564)
Interest rate[1]	$59	(220)
Foreign currency[2,3]	22	(53)

Total	$81	$(837)

1	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Payable for futures.
2	Receivable for forward currency contracts.
3	Payable for forward currency contracts.
4	Receivable for swap contracts.
5	Payable for swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2013

Amount of Realized Gain (Loss) on Derivatives Recognized in Income (000s)

Underlying risk	Futures[6]	Forward Currency Contracts[7]	Options[8]	Swaps[9]	Total
Credit	—	—	—	$(756)	$(756)
Equity	$ (64)	—	$132	—	68
Foreign exchange	—	$(108)	—	—	(108)
Interest rate	(80)	—	98	—	18

Total	$(144)	$(108)	$230	$(756)	$(778)

6	Net realized gains (losses) from futures contracts.
7	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
8	Net realized gains (losses) from option contracts.
9	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2013

Change in Unrealized Appreciation or (Depreciation)

on Derivatives Recognized in Income (000s)

Underlying risk	Futures[10]	Forward Currency Contracts[11]	Options[12]	Swaps[13]	Total
Credit	—	—	—	$(558)	$(558)
Equity	—	—	$(21)	—	(21)
Foreign exchange	—	$(37)	—	—	(37)
Interest rate	$73	—	67	(34)	106

Total	$73	$(37)	$ 46	$(592)	$(510)

10	Change in net unrealized appreciation (depreciation) from futures contracts.
11	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which may include other currency related appreciation (depreciation).
12	Change in net unrealized appreciation (depreciation) from option contracts.
13	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period, the average value of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
1%	14%	12%	0%

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the statement of operations.

Collateral

Futures contracts, options, and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and

13    Payden Mutual Funds

to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2013, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

The preceding three and the tax year ended October 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities.

As of and during the period ended April 30, 2013, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Affiliated Investment

The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated Funds for the period is disclosed in the statement of operations.

Value October 31, 2012	Purchase	Sales	Dividends	Value April 30, 2013
$13,044,091	$412,892,789	$420,023,713	$223	$5,913,167

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the statement of operations.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Recent Accounting Standard

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3. Related Party Transactions

Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/ Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/ Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the institutional class, 1.50% for the adviser class, and 1.75% for the retirement class of average daily net assets on an annualized basis.

The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $1,021,540 ($253,293 for 2011, $336,715 for 2012 and $431,532 for 2013) is not

Semi-Annual Report    14

considered a liability of the Fund, and therefore is not recorded as a liability in the statement of assets and liabilities, but will be recognized as net expense in the statement of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the adviser class at an annualized rate of 0.25% and of the retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the institutional class.

Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

Table 1.

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Asset Backed	—	—	$ 2,629	—	—	—	$ 2,629
Corporate Bond	—	—	85,014	—	—	—	85,014
Foreign Government	—	—	1,446	—	—	—	1,446
Mortgage Backed	—	—	36,326	—	—	—	36,326
Municipal	—	—	4,453	—	—	—	4,453
Options	—	—	111	—	—	—	111
U.S. Government	—	—	22,765	—	—	—	22,765
Investment Company	—	—	5,913	—	—	—	5,913

Table 1a.
Options	$67	$ (26)	—	—	—	—	$ 41
Forward currency contracts	—	—	$22	$ (53)	—	—	(31)
Futures	59	(200)	—	—	—	—	(141)
Swaps	—	—	—	(564)	—	—	(564)

15    Payden Mutual Funds

5. Federal Tax Information (amounts in 000s)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

As of October 31, 2012, for Federal income tax purposes the Fund had capital loss carry forwards in the amount of $490, which expires in 2019. The carry forwards are available to offset future capital gains, if any.

At April 30, 2013, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$154,207,027	$4,711,806	$263,158	$4,448,648

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semi-Annual Report    16

For the share outstanding for the periods ended April 30, 2013 (Unaudited) and October 31st

	Institutional Class
	2013		2012		2011	2010	2009
Net asset value — beginning of period	$11.03		$10.60		$10.75	$10.42	$10.06

Income (loss) from investment activities:
Net investment income	0.11		0.23		0.21	0.22	0.13
Net realized and unrealized gains (losses)	0.02		0.42		(0.17)	0.21	0.34

Total from investment activities	0.13		0.65		0.04	0.43	0.47

Distributions to shareholders:
From net investment income	(0.22)		(0.22)		(0.19)	(0.07)	(0.07)
From net realized gains	—		—		—	(0.03)	(0.04)

Total distributions to shareholders	(0.22)		(0.22)		(0.19)	(0.10)	(0.11)

Net asset value — end of period	$10.94		$11.03		$10.60	$10.75	$10.42

Total return	1.15	%(1)	6.25%		0.34%	4.24%	4.71%

Ratios/supplemental data:
Net assets, end of period (000s)	$57,421		$46,834		$26,577	$15,611	$9,199
Ratio of gross expense to average net assets	1.47	%(2)	1.56%		1.62%	1.98%	2.86%
Ratio of net expense to average net assets	1.25	%(2)	1.25%		1.25%	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	2.02	%(2)	2.83%		2.52%	1.99%	(0.12)%
Ratio of net investment income to average net assets	2.25	%(2)	3.14%		2.89%	2.72%	1.49%
Portfolio turnover rate	75	%(1)	687	%(3)	88%	141%	124%
The class commenced operations on September 22, 2008.

	Adviser Class
	2013		2012		2011	2010	2009
Net asset value — beginning of period	$10.93		$10.54		$10.71	$10.40	$10.05

Income (loss) from investment activities:
Net investment income	0.10		0.27		0.16	0.19	0.11
Net realized and unrealized gains (losses)	0.02		0.34		(0.15)	0.22	0.35

Total from investment activities	0.12		0.61		0.01	0.41	0.46

Distributions to shareholders:
From net investment income	(0.21)		(0.22)		(0.18)	(0.07)	(0.07)
From net realized gains	—		—		—	(0.03)	(0.04)

Total distributions to shareholders	(0.21)		(0.22)		(0.18)	(0.10)	(0.11)

Net asset value — end of period	$10.84		$10.93		$10.54	$10.71	$10.40

Total return	1.14	%(1)	5.88%		0.13%	4.02%	4.54%

Ratios/supplemental data:
Net assets, end of period (000s)	$62,770		$57,967		$57,324	$33,881	$18,233
Ratio of gross expense to average net assets	1.72	%(2)	1.81%		1.88%	2.24%	3.13%
Ratio of net expense to average net assets	1.50	%(2)	1.50%		1.50%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	1.74	%(2)	2.59%		2.24%	1.74%	(0.46)%
Ratio of net investment income to average net assets	1.96	%(2)	2.90%		2.62%	2.48%	1.17%
Portfolio turnover rate	75	%(1)	687	%(3)	88%	141%	124%

The class commenced operations on September 22, 2008.

(1)	Not annualized
(2)	Annualized
(3)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

17    Payden Mutual Funds

	Retirement Class
	2013		2012		2011	2010	2009
Net asset value — beginning of period	$10.62		$10.26		$10.46	$10.18	$10.00

Income (loss) from investment activities:
Net investment income (loss)	0.10		0.21		0.16	0.14	(0.01)
Net realized and unrealized gains (losses)	0.00	(1)	0.36		(0.18)	0.24	0.19

Total from investment activities	0.10		0.57		(0.02)	0.38	0.18

Distributions to shareholders:
From net investment income	(0.21)		(0.21)		(0.18)	(0.07)	—
From net realized gains	—		—		—	(0.03)	—

Total distributions to shareholders	(0.21)		(0.21)		(0.18)	(0.10)	—

Net asset value — end of period	$10.51		$10.62		$10.26	$10.46	$10.18

Total return	0.96	%(2)	5.72%		(0.18)%	3.78%	1.80	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$28,378		$23,049		$11,580	$3,838	$830
Ratio of gross expense to average net assets	1.97	%(3)	2.06%		2.12%	2.51%	3.56	%(3)
Ratio of net expense to average net assets	1.75	%(3)	1.75%		1.75%	1.75%	1.75	%(3)
Ratio of investment income less gross expenses to average net assets	1.52	%(3)	2.33%		2.05%	1.69%	(2.09	)%(3)
Ratio of net investment income to average net assets	1.73	%(3)	2.64%		2.42%	2.45%	(0.28	)%(3)
Portfolio turnover rate	75	%(2)	687	%(4)	88%	141%	124	%(2)

The class commenced operations on April 6, 2009.

(1)	Amount is less than $0.005
(2)	Not annualized
(3)	Annualized
(4)	Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

Semi-Annual Report    18

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the period ended April 30, 2013. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.

Hypothetical Expenses

The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2013 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2012	Value April 30, 2013	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Institutional Class
Actual	$1,000.00	$1,011.50	1.15%	1.25%	$6.23
Hypothetical	1,000.00	1,018.60	1.86%	1.25%	6.26
Adviser Class
Actual	$1,000.00	$1,011.40	1.14%	1.50%	$7.48
Hypothetical	1,000.00	1,017.36	1.74%	1.50%	7.50
Retirement Class
Actual	$1,000.00	$1,009.60	0.96%	1.75%	$8.72
Hypothetical	1,000.00	1,016.12	1.61%	1.75%	8.75

19    Payden Mutual Funds

Name and Address	Position with Fund	Year Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus and Distinguished Professor of Medicine, David Geffen School of Medicine at the University of California, Los Angeles

Thomas V. McKernan, Jr.	Independent Trustee	1993	Chairman, Automobile Club of Southern California	Director, First American Financial Corp.; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President Emerita, Holy Names University; Program Director, Conrad Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business at the University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	Director, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Senior Vice President and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report    20

Paydenfunds

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572-9336 payden.com

»  PAYDEN/KRAVITZ CASH BALANCE FUNDS

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)

Payden/Kravitz Cash Balance Plan Fund – Institutional Share Class (PKBIX)

Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	06/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	06/25/13

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	06/25/13

* Print the name and title of each signing officer under his or her signature.